MML Blend Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.3%

Diversified Financial Services — 100.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	505,411	$25,917,476
iShares Core S&P 500 ETF	444,282	182,635,445
iShares Core S&P Mid-Cap ETF	55,741	13,944,169
iShares Core S&P Small-Cap ETF	63,009	6,092,970
iShares Core S&P Total US Stock Market ETF	2,208,454	199,975,510
iShares Core Total USD Bond Market ETF	2,204,412	101,733,614
iShares Core U.S. Aggregate Bond ETF	1,019,749	101,607,790
iShares iBoxx High Yield Corporate Bond ETF (a)	341,948	25,834,171
State Street Navigator Securities Lending Government Money Market Portfolio (b)	2,628,663	2,628,663

TOTAL MUTUAL FUNDS (Cost $659,846,748)		660,369,808

TOTAL LONG-TERM INVESTMENTS (Cost $659,846,748)		660,369,808

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$1,612,368	1,612,368

TOTAL SHORT-TERM INVESTMENTS (Cost $1,612,368)		1,612,368

TOTAL INVESTMENTS — 100.6% (Cost $661,459,116) (d)		661,982,176

Other Assets/(Liabilities) — (0.6)%		(3,710,188)

NET ASSETS — 100.0%		$658,271,988

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $2,570,815 or 0.39% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $1,612,562. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,644,708.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.6%

BANK LOANS — 3.6%
Airlines — 0.1%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.369% VRN 8/11/28	$74,438	$74,135
Kestrel Bidco, Inc., Term Loan B, 1 mo. SOFR CME + 3.000%
7.859% VRN 12/11/26	67,664	64,704
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.568% VRN 4/21/28	83,300	82,571
		221,410
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 4/30/26	129,445	128,474
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
8.659% VRN 3/31/28	217,205	194,127
Chemicals — 0.1%
Diamond (BC) B.V., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
7.575% VRN 9/29/28	172,813	172,030
Kraton Corp., 2022 USD Term Loan, 3 mo. SOFR CME + 3.250%
8.544% VRN 3/15/29	74,250	73,833
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
8.938% VRN 11/09/28	98,750	93,331
		339,194
Commercial Services — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD SOFR CME + 3.750%
8.657% VRN 5/12/28	229,252	217,340
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 9/29/28	132,975	131,542
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 3 mo. USD SOFR CME + 3.000%
7.991% VRN 5/14/26	47,781	47,430
Prime Security Services Borrower LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
7.517% VRN 9/23/26	141,751	141,131
		537,443
Computers — 0.1%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
9.580% VRN 7/27/28	247,965	203,597

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
8.590% VRN 2/01/28	$65,583	$64,627
		268,224
Diversified Financial Services — 0.2%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD SOFR CME + 3.000%
7.891% VRN 6/15/25	112,479	110,712
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
7.616% VRN 10/22/26	102,926	101,800
Citadel Securities LP, 2021 Term Loan B, 1 mo. USD SOFR CME + 2.500%
7.422% VRN 2/02/28	167,452	165,673
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD SOFR CME + 3.750%
8.648% VRN 4/09/27	76,903	74,340
Focus Financial Partners LLC, 2022 Term Loan B5, 1 mo. USD SOFR CME + 3.250%
8.057% VRN 6/30/28	109,450	108,204
		560,729
Engineering & Construction — 0.1%
Brown Group Holding LLC, Term Loan B, 1 mo. USD LIBOR + 2.250%
7.407% VRN 6/07/28	276,987	274,217
Entertainment — 0.3%
Caesars Entertainment Corp., Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.157% VRN 2/06/30	20,000	19,872
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
7.340% VRN 5/29/26	260,000	259,495
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD SOFR CME + 3.000%
7.960% VRN 4/14/29	267,975	265,518
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
7.570% VRN 4/29/26	144,329	143,404
		688,289
Food — 0.1%
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
7.875% VRN 12/08/28	118,800	117,315
Health Care – Products — 0.1%
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 10/23/28	63,104	61,457
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
7.575% VRN 12/11/26	270,000	259,538
		320,995
Health Care – Services — 0.2%
Aveanna Healthcare LLC
2021 Term Loan B, 1 mo. USD LIBOR
4.250% FRN 7/17/28 (a)	139,852	118,274
2021 Delayed Draw Term Loan, 1 mo. USD LIBOR
4.250% FRN 7/17/28 (a) (b)	2,959	2,502

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.236% VRN 10/02/25	$267,266	$186,196
ICON Luxembourg SARL, LUX Term Loan, 3 mo. SOFR CME + 2.250%
7.410% VRN 7/03/28	54,487	54,306
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 3/05/26	167,522	162,885
		524,163
Housewares — 0.1%
Solis IV B.V., USD Term Loan B1, 3 mo. SOFR CME + 3.500%
8.373% VRN 2/26/29	248,125	222,116
Insurance — 0.2%
Acrisure LLC
2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.340% VRN 2/15/27	120,633	116,511
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.090% VRN 2/15/27	123,438	120,622
AmWINS Group, Inc.
2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.109% VRN 2/19/28	37,880	37,376
2023 Incremental Term Loan B, 1 mo. SOFR CME + 2.750%
7.657% VRN 2/19/28	29,850	29,663
Asurion LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
8.090% VRN 12/23/26	151,513	140,204
2021 Term Loan B9, 1 mo. USD LIBOR + 3.250%
8.090% VRN 7/31/27	73,684	67,421
		511,797
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 8/17/28	157,565	156,777
Lodging — 0.1%
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.100% VRN 2/08/27	147,447	146,039
Machinery – Diversified — 0.1%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD SOFR CME + 2.000%
6.806% VRN 7/30/29	94,833	93,315
Vertical U.S. Newco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.500%
8.602% VRN 7/30/27	195,545	190,228
		283,543
Media — 0.1%
DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
9.840% VRN 8/02/27	63,253	60,744
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 2.500%
7.340% VRN 9/18/26	200,753	200,051
		260,795

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.0%
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 3/03/28	$68,796	$67,064
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B, 3 mo. SOFR CME + 4.000%
8.998% VRN 10/01/27	165,060	157,220
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 5/05/28	199,288	198,334
PRA Health Sciences, Inc., US Term Loan, 3 mo. SOFR CME + 2.250%
7.409% VRN 7/03/28	14,434	14,386
		369,940
Pipelines — 0.1%
CQP Holdco LP, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.659% VRN 6/05/28	215,315	213,405
Traverse Midstream Partners LLC, 2017 Term Loan, 3 mo. USD SOFR CME + 3.750%
8.726% VRN 2/16/28	46,952	46,091
		259,496
Retail — 0.2%
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.590% VRN 3/06/28	151,133	148,961
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
7.590% VRN 10/19/27	117,165	113,269
PetSmart, Inc., 2021 Term Loan B, 1 mo. SOFR CME + 3.750%
8.657% VRN 2/11/28	68,949	68,375
Pilot Travel Centers LLC, 2021 Term Loan B, 1 mo. USD SOFR CME + 2.000%
6.907% VRN 8/04/28	18,301	18,224
		348,829
Software — 0.5%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. SOFR CME + 3.500%
8.259% VRN 2/15/29	152,440	142,531
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
7.840% VRN 10/30/26	99,986	99,705
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 7/01/24	217,588	214,807
Mitchell International, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
8.502% VRN 10/15/28	257,400	242,834
Rackspace Technology Global, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
7.595% VRN 2/15/28	277,172	147,816
The The Ultimate Software Group, Inc., Term Loan B, 3 mo. USD LIBOR + 3.750%
8.575% VRN 5/04/26	120,913	118,782
Zelis Healthcare Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 9/30/26	191,396	190,321
		1,156,796

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 3 mo. USD SOFR + 4.250%
9.082% VRN 2/01/29	$118,700	$117,217
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD SOFR CME + 2.000%
6.998% VRN 12/30/26	206,055	204,402

TOTAL BANK LOANS (Cost $8,677,209)		8,279,391

CORPORATE DEBT — 42.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (c) (d)	95,000	68,638
Aerospace & Defense — 1.6%
The Boeing Co.
2.196% 2/04/26	300,000	278,427
2.800% 3/01/27	290,000	265,832
2.950% 2/01/30	270,000	238,123
3.200% 3/01/29	300,000	272,919
3.250% 2/01/35	330,000	269,304
3.750% 2/01/50	140,000	105,723
5.705% 5/01/40	130,000	131,336
5.805% 5/01/50	350,000	351,034
5.930% 5/01/60	50,000	49,766
General Dynamics Corp.
4.250% 4/01/40	20,000	18,859
4.250% 4/01/50	50,000	46,595
L3 Harris Technologies, Inc.
5.054% 4/27/45	80,000	76,232
Lockheed Martin Corp.
3.550% 1/15/26	50,000	49,487
3.900% 6/15/32	50,000	48,570
4.150% 6/15/53	320,000	289,799
Northrop Grumman Corp.
2.930% 1/15/25	160,000	154,850
3.250% 1/15/28	290,000	275,185
5.150% 5/01/40	320,000	323,359
Raytheon Technologies Corp.
2.250% 7/01/30	110,000	94,153
3.030% 3/15/52	240,000	173,028
4.125% 11/16/28	160,000	157,535
4.500% 6/01/42	80,000	75,566
		3,745,682
Agriculture — 0.7%
Altria Group, Inc.
2.450% 2/04/32	140,000	110,136
4.400% 2/14/26	190,000	188,683
5.800% 2/14/39	240,000	234,087
5.950% 2/14/49	160,000	150,868
BAT Capital Corp.
3.462% 9/06/29	525,000	463,621
4.540% 8/15/47	170,000	126,208

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cargill, Inc.
1.375% 7/23/23 (c) (d)	$180,000	$177,828
Philip Morris International, Inc.
1.125% 5/01/23	190,000	189,412
4.500% 3/20/42	80,000	69,471
		1,710,314
Airlines — 0.8%
Delta Air Lines, Inc.
7.000% 5/01/25 (c)	950,000	973,309
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (c)	550,000	530,071
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	280,497	279,594
United Airlines, Inc.
4.625% 4/15/29 (c)	65,000	58,908
		1,841,882
Apparel — 0.2%
NIKE, Inc.
2.850% 3/27/30	280,000	257,265
3.250% 3/27/40	130,000	109,483
3.375% 3/27/50 (d)	40,000	32,830
		399,578
Auto Manufacturers — 1.2%
Ford Motor Co.
3.250% 2/12/32	1,660,000	1,305,061
6.100% 8/19/32 (d)	90,000	86,926
General Motors Co.
5.600% 10/15/32	285,000	277,811
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	235,008
Hyundai Capital America
1.800% 10/15/25 (c)	55,000	50,416
Nissan Motor Co. Ltd.
3.043% 9/15/23 (c)	200,000	197,016
3.522% 9/17/25 (c)	410,000	387,967
4.345% 9/17/27 (c)	300,000	281,843
		2,822,048
Banks — 12.0%
ABN AMRO Bank NV
4.750% 7/28/25 (c)	260,000	250,939
Banco Santander SA
3.496% 3/24/25	600,000	576,779
3 mo. USD LIBOR + 1.120% 5.926% FRN 4/12/23	200,000	200,000
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	520,000	392,012
SOFR + 1.210% 2.572% VRN 10/20/32	190,000	155,181
SOFR + 1.330% 2.972% VRN 2/04/33	1,080,000	908,760
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,830,000	1,718,222
4.000% 1/22/25	700,000	683,788
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	300,000	245,127
4.200% 8/26/24	380,000	373,205
3 mo. USD LIBOR + 3.705% 6.250% VRN (e)	170,000	165,962

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of Montreal 5 year USD Swap + 1.432%
3.803% VRN 12/15/32	$350,000	$315,763
The Bank of Nova Scotia 5 year CMT + 2.050%
4.588% VRN 5/04/37	440,000	387,583
Barclays PLC 3 mo. USD LIBOR + 1.380%
6.252% FRN 5/16/24	425,000	423,482
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (c)	200,000	183,571
SOFR + 1.507% 3.052% VRN 1/13/31 (c)	390,000	334,135
4.625% 3/13/27 (c)	260,000	248,104
1 year CMT + 1.450% 5.125% VRN 1/13/29 (c)	350,000	349,488
BPCE SA
1.000% 1/20/26 (c)	250,000	222,634
Citigroup, Inc.
SOFR + .694% 2.014% VRN 1/25/26	95,000	89,401
SOFR + 1.280% 3.070% VRN 2/24/28	995,000	924,370
SOFR + 1.939% 3.785% VRN 3/17/33	580,000	519,496
3 mo. TSFR + 1.600% 3.980% VRN 3/20/30	850,000	791,285
4.650% 7/30/45	380,000	345,319
3 mo. TSFR + 4.167% 5.950% VRN (e)	160,000	148,857
3 mo. USD LIBOR + 1.100% 5.977% FRN 5/17/24	545,000	545,002
Cooperatieve Rabobank UA
4.375% 8/04/25	470,000	454,296
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (c)	270,000	247,701
Credit Suisse AG
7.500% 2/15/28	350,000	370,125
7.950% 1/09/25	290,000	294,788
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	480,000	424,604
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	640,000	514,541
SOFR + 3.920% 6.537% VRN 8/12/33 (c)	300,000	308,250
Danske Bank A/S
5.375% 1/12/24 (c)	240,000	237,772
The Goldman Sachs Group, Inc.
SOFR + 1.472% 2.908% VRN 7/21/42	240,000	171,467
3.000% 3/15/24	550,000	536,900
3.500% 11/16/26	270,000	257,730
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	500,000	477,000
4.250% 10/21/25	270,000	261,973
4.750% 10/21/45	300,000	276,626
5.150% 5/22/45	290,000	274,174
SOFR + .820% 5.625% FRN 9/10/27	165,000	160,822
3 mo. USD LIBOR + 1.170% 6.034% FRN 5/15/26	555,000	550,337
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	467,940
SOFR + 2.530% 4.762% VRN 3/29/33	200,000	180,543
3 mo. USD LIBOR + 1.380% 6.534% FRN 9/12/26	510,000	505,665
JP Morgan Chase & Co.
SOFR + 1.015% 2.069% VRN 6/01/29	215,000	185,856
SOFR + 2.040% 2.522% VRN 4/22/31	320,000	273,388
SOFR + 1.250% 2.580% VRN 4/22/32	270,000	227,095
SOFR + .915% 2.595% VRN 2/24/26	160,000	151,560
SOFR + 1.260% 2.963% VRN 1/25/33	265,000	226,428
SOFR + 2.440% 3.109% VRN 4/22/51	110,000	77,557
3.875% 9/10/24	540,000	530,586
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	940,000	913,484

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	$400,000	$365,549
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	435,000	398,377
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	520,000	394,772
SOFR + 1.290% 2.943% VRN 1/21/33	115,000	97,355
SOFR + 1.160% 3.620% VRN 4/17/25	270,000	264,979
SOFR + 1.610% 4.210% VRN 4/20/28	205,000	198,792
National Securities Clearing Corp.
1.500% 4/23/25 (c)	250,000	233,397
NatWest Markets PLC
0.800% 8/12/24 (c)	200,000	187,077
Royal Bank of Canada
1.150% 6/10/25	310,000	285,274
Santander Holdings USA, Inc. SOFR + 1.249%
2.490% VRN 1/06/28	135,000	116,624
The Toronto-Dominion Bank
1.150% 6/12/25	300,000	275,986
UBS Group AG
4.253% 3/23/28 (c)	340,000	315,071
5 year USD Swap + 4.344% 7.000% VRN (c) (e)	500,000	474,355
US Bancorp
1.450% 5/12/25	280,000	257,660
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	187,329
3 mo. TSFR + 1.432% 2.879% VRN 10/30/30	235,000	203,972
3.000% 10/23/26	430,000	401,869
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	230,179
SOFR + 1.500% 3.350% VRN 3/02/33	360,000	311,811
SOFR + 2.130% 4.611% VRN 4/25/53	2,050,000	1,815,384
		28,073,485
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	680,000	666,936
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	122,681
4.600% 4/15/48	334,000	315,390
The Coca-Cola Co.
1.450% 6/01/27	250,000	226,628
2.600% 6/01/50	80,000	56,962
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	47,194
4.200% 7/15/46	50,000	40,999
PepsiCo, Inc.
1.625% 5/01/30	170,000	143,751
		1,620,541
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	128,475
Chemicals — 0.4%
Equate Petrochemical BV
4.250% 11/03/26 (c)	240,000	232,526

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OCP SA
3.750% 6/23/31 (c)	$260,000	$211,588
5.125% 6/23/51 (c)	220,000	159,729
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (c)	490,000	393,470
		997,313
Commercial Services — 0.4%
Cintas Corp. No 2
3.700% 4/01/27	160,000	155,016
DP World Ltd.
5.625% 9/25/48 (c)	330,000	318,523
PayPal Holdings, Inc.
1.650% 6/01/25	270,000	253,335
Triton Container International Ltd.
1.150% 6/07/24 (c)	90,000	84,619
Triton Container International Ltd. / TAL International Container Corp.
3.250% 3/15/32	160,000	126,236
		937,729
Computers — 0.3%
Apple, Inc.
2.450% 8/04/26	480,000	456,576
International Business Machines Corp.
3.000% 5/15/24	320,000	313,982
		770,558
Cosmetics & Personal Care — 0.2%
Haleon U.S. Capital LLC
3.375% 3/24/29	260,000	239,384
Kenvue, Inc.
4.900% 3/22/33 (c)	180,000	185,930
The Procter & Gamble Co.
3.000% 3/25/30	100,000	93,741
		519,055
Distribution & Wholesale — 0.0%
H&E Equipment Services, Inc.
3.875% 12/15/28 (c)	30,000	26,290
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	170,000	152,748
3.000% 10/29/28	160,000	139,696
3.150% 2/15/24	190,000	184,220
3.400% 10/29/33	420,000	340,780
Air Lease Corp.
1.875% 8/15/26	170,000	150,503
5.300% 2/01/28	120,000	118,336
American Express Co.
3.375% 5/03/24	130,000	127,385
4.050% 5/03/29	210,000	204,599
Aviation Capital Group LLC
1.950% 9/20/26 (c)	395,000	341,579
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	370,000	328,718

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CI Financial Corp.
4.100% 6/15/51	$115,000	$69,344
Mastercard, Inc.
3.850% 3/26/50	50,000	44,135
Nasdaq, Inc.
3.950% 3/07/52	45,000	34,791
Visa, Inc.
3.150% 12/14/25	200,000	194,114
4.300% 12/14/45	160,000	153,477
		2,584,425
Electric — 1.0%
Berkshire Hathaway Energy Co.
4.600% 5/01/53	255,000	231,220
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	64,451
3.950% 4/01/50	50,000	41,231
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	30,384
Duke Energy Corp.
3.950% 8/15/47	355,000	280,735
Duke Energy Ohio, Inc.
3.650% 2/01/29	260,000	245,814
Exelon Corp.
4.100% 3/15/52	65,000	53,173
Monongahela Power Co.
5.400% 12/15/43 (c)	145,000	146,908
Pacific Gas and Electric Co.
2.500% 2/01/31	255,000	206,453
Sierra Pacific Power Co.
2.600% 5/01/26	1,000,000	942,765
		2,243,134
Entertainment — 0.4%
Warnermedia Holdings, Inc.
3.755% 3/15/27 (c)	250,000	235,360
4.279% 3/15/32 (c)	430,000	383,271
5.050% 3/15/42 (c)	20,000	16,681
5.141% 3/15/52 (c)	300,000	242,221
6.412% 3/15/26	100,000	100,478
		978,011
Environmental Controls — 0.1%
Republic Services, Inc.
2.500% 8/15/24	230,000	222,736
Food — 0.4%
Danone SA
2.589% 11/02/23 (c)	320,000	315,140
Mars, Inc.
2.700% 4/01/25 (c)	140,000	134,631
3.200% 4/01/30 (c)	80,000	73,610
Mondelez International, Inc.
1.500% 5/04/25	390,000	364,758
		888,139

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.2%
Suzano Austria GmbH
3.125% 1/15/32 (d)	$80,000	$65,493
3.750% 1/15/31	430,000	374,243
		439,736
Gas — 0.2%
The Brooklyn Union Gas Co.
4.487% 3/04/49 (c) (d)	435,000	350,765
The East Ohio Gas Co.
3.000% 6/15/50 (c)	45,000	29,994
		380,759
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	140,000	138,866
4.750% 11/30/36	80,000	82,982
4.900% 11/30/46	100,000	102,652
		324,500
Health Care – Services — 0.8%
Centene Corp.
2.500% 3/01/31	285,000	230,793
Elevance Health, Inc.
2.375% 1/15/25	210,000	200,965
3.650% 12/01/27	140,000	135,138
HCA, Inc.
4.125% 6/15/29	220,000	205,936
Health Care Service Corp.
3.200% 6/01/50 (c)	145,000	104,895
Humana, Inc.
4.625% 12/01/42	140,000	125,747
UnitedHealth Group, Inc.
1.250% 1/15/26	240,000	220,147
2.300% 5/15/31	220,000	188,376
3.875% 8/15/59	300,000	243,870
4.000% 5/15/29	100,000	97,615
4.200% 5/15/32	80,000	78,287
		1,831,769
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	98,751
4.750% 11/29/27	40,000	39,517
		138,268
Insurance — 0.4%
Athene Global Funding SOFR + .560%
5.301% FRN 8/19/24 (c)	465,000	456,161
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	105,383
3.850% 3/15/52	90,000	74,973
New York Life Global Funding
0.950% 6/24/25 (c)	100,000	91,976

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Principal Life Global Funding II
1.250% 6/23/25 (c)	$110,000	$100,542
Prudential Financial, Inc.
3.905% 12/07/47	190,000	149,828
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (c)	80,000	73,803
		1,052,666
Internet — 1.0%
Alphabet, Inc.
1.900% 8/15/40	100,000	69,972
2.050% 8/15/50	60,000	37,982
Amazon.com, Inc.
3.150% 8/22/27	500,000	479,498
3.600% 4/13/32	470,000	446,858
3.875% 8/22/37	190,000	176,643
3.950% 4/13/52	280,000	247,336
Prosus NV
3.061% 7/13/31 (c)	570,000	448,571
3.832% 2/08/51 (c)	210,000	134,246
4.027% 8/03/50 (c)	310,000	203,063
		2,244,169
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	170,000	177,637
Lodging — 0.5%
Las Vegas Sands Corp.
3.200% 8/08/24	860,000	833,338
Sands China Ltd.
5.625% STEP 8/08/25	390,000	379,609
		1,212,947
Machinery – Diversified — 0.2%
Deere & Co.
3.750% 4/15/50	260,000	229,682
Otis Worldwide Corp.
2.056% 4/05/25	140,000	132,092
		361,774
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (c)	65,000	50,838
4.500% 6/01/33 (c)	810,000	652,091
4.750% 3/01/30 (c)	105,000	90,971
4.750% 2/01/32 (c)	65,000	54,590
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	161,875
4.200% 3/15/28	560,000	529,815
4.400% 4/01/33	290,000	257,159
4.908% 7/23/25	240,000	237,455
5.250% 4/01/53	450,000	363,529
5.500% 4/01/63	150,000	121,326
Comcast Corp.
2.887% 11/01/51	550,000	373,890

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.400% 4/01/30	$525,000	$490,399
3.750% 4/01/40	120,000	103,034
3.950% 10/15/25	155,000	153,156
4.150% 10/15/28	270,000	266,817
CSC Holdings LLC
6.500% 2/01/29 (c)	700,000	576,233
DISH DBS Corp.
5.125% 6/01/29	60,000	32,024
5.750% 12/01/28 (c)	70,000	52,238
Fox Corp.
5.476% 1/25/39	90,000	86,065
		4,653,505
Mining — 1.0%
Anglo American Capital PLC
4.750% 4/10/27 (c)	230,000	224,852
Barrick North America Finance LLC
5.700% 5/30/41	80,000	83,839
5.750% 5/01/43	80,000	84,146
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	101,110
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	113,202
5.450% 3/15/43	470,000	439,651
Glencore Funding LLC
1.625% 4/27/26 (c)	240,000	217,026
3.375% 9/23/51 (c)	175,000	121,099
4.000% 3/27/27 (c)	140,000	134,688
4.125% 3/12/24 (c)	270,000	267,084
Southern Copper Corp.
5.250% 11/08/42	450,000	432,389
		2,219,086
Miscellaneous - Manufacturing — 0.2%
3M Co.
3.050% 4/15/30 (d)	290,000	264,834
3.700% 4/15/50 (d)	180,000	146,868
		411,702
Oil & Gas — 3.2%
BP Capital Markets America, Inc.
2.939% 6/04/51	175,000	120,860
3.001% 3/17/52	230,000	161,454
3.119% 5/04/26	410,000	394,142
3.633% 4/06/30	120,000	113,835
Chesapeake Energy Corp.
5.875% 2/01/29 (c)	100,000	95,189
Chevron Corp.
1.995% 5/11/27	440,000	402,681
Continental Resources, Inc.
2.268% 11/15/26 (c)	195,000	173,033
5.750% 1/15/31 (c)	250,000	240,101
Coterra Energy, Inc.
3.900% 5/15/27	230,000	219,209
4.375% 3/15/29	220,000	208,908

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Devon Energy Corp.
5.000% 6/15/45	$440,000	$391,014
5.600% 7/15/41	140,000	134,044
5.850% 12/15/25	120,000	121,855
Diamondback Energy, Inc.
3.250% 12/01/26	140,000	132,404
3.500% 12/01/29	160,000	146,045
Ecopetrol SA
5.875% 5/28/45	770,000	530,530
EOG Resources, Inc.
3.900% 4/01/35	200,000	183,212
4.150% 1/15/26	70,000	69,269
4.375% 4/15/30	60,000	59,785
4.950% 4/15/50	40,000	40,168
Exxon Mobil Corp.
2.992% 3/19/25	340,000	330,773
3.043% 3/01/26	130,000	126,088
3.482% 3/19/30	190,000	181,449
4.227% 3/19/40	205,000	191,737
4.327% 3/19/50	20,000	18,398
KazMunayGas National Co. JSC
5.375% 4/24/30 (c)	200,000	178,365
Marathon Petroleum Corp.
5.125% 12/15/26	185,000	186,541
Occidental Petroleum Corp.
6.125% 1/01/31	85,000	88,223
6.450% 9/15/36	50,000	52,447
6.625% 9/01/30	60,000	63,190
Petrobras Global Finance BV
5.999% 1/27/28 (d)	760,000	748,823
Pioneer Natural Resources Co.
1.900% 8/15/30	170,000	138,295
Reliance Industries Ltd.
3.625% 1/12/52 (c)	330,000	232,093
Shell International Finance BV
2.750% 4/06/30	240,000	218,462
2.875% 5/10/26	130,000	124,264
3.250% 4/06/50	330,000	250,679
Sinopec Group Overseas Development Ltd.
4.375% 4/10/24 (c)	330,000	327,825
Southwestern Energy Co.
4.750% 2/01/32	70,000	61,809
5.375% 2/01/29	75,000	70,687
		7,527,886
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	93,481
5.000% 11/15/45	100,000	90,883
		184,364
Pharmaceuticals — 3.0%
AbbVie, Inc.
2.600% 11/21/24	880,000	848,949
2.950% 11/21/26	260,000	247,168
3.200% 11/21/29	600,000	556,368
4.700% 5/14/45	25,000	23,391

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bausch Health Cos., Inc.
6.125% 2/01/27 (c) (d)	$50,000	$32,360
Becton Dickinson & Co.
3.363% 6/06/24	80,000	78,500
Bristol-Myers Squibb Co.
4.350% 11/15/47	220,000	203,895
The Cigna Corp.
3.750% 7/15/23	160,000	159,227
4.125% 11/15/25	100,000	98,299
4.375% 10/15/28	760,000	747,779
4.900% 12/15/48	230,000	215,617
CVS Health Corp.
2.125% 9/15/31 (d)	330,000	269,018
4.250% 4/01/50	70,000	58,320
4.300% 3/25/28	580,000	568,850
5.050% 3/25/48	220,000	205,205
Johnson & Johnson
0.550% 9/01/25	120,000	110,246
0.950% 9/01/27	40,000	35,381
3.625% 3/03/37	320,000	295,573
Merck & Co., Inc.
0.750% 2/24/26	200,000	182,987
1.450% 6/24/30	120,000	99,140
Pfizer, Inc.
0.800% 5/28/25	270,000	250,293
1.700% 5/28/30	280,000	235,582
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	1,700,000	1,538,500
		7,060,648
Pipelines — 2.8%
Cameron LNG LLC
3.302% 1/15/35 (c)	150,000	128,881
Energy Transfer LP
3.900% 7/15/26	750,000	719,699
4.750% 1/15/26	240,000	236,839
6.250% 4/15/49	320,000	315,610
Enterprise Products Operating LLC
4.150% 10/16/28	1,030,000	998,462
EQM Midstream Partners LP
4.750% 1/15/31 (c)	140,000	116,200
Kinder Morgan Energy Partners LP
6.950% 1/15/38	355,000	396,351
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	107,975
MPLX LP
4.700% 4/15/48	400,000	334,767
Targa Resources Corp.
4.950% 4/15/52	40,000	33,100
5.200% 7/01/27	170,000	168,190
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	140,000	131,182
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (c)	30,000	25,974
Western Midstream Operating LP
3.350% STEP 2/01/25	240,000	229,271
4.300% STEP 2/01/30	900,000	820,368
5.500% STEP 2/01/50	1,740,000	1,487,439

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Williams Cos., Inc.
3.500% 10/15/51	$125,000	$88,240
3.750% 6/15/27	250,000	239,681
		6,578,229
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle, Inc.
3.300% 7/01/30	35,000	31,533
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (c)	220,000	208,317
		239,850
Retail — 0.6%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	170,226
1.600% 4/20/30	110,000	93,315
The Home Depot, Inc.
2.700% 4/15/30	70,000	63,207
3.300% 4/15/40	120,000	99,638
3.350% 4/15/50	260,000	200,535
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	49,387
McDonald's Corp.
3.500% 7/01/27	300,000	290,053
3.600% 7/01/30	190,000	180,102
4.450% 3/01/47	230,000	209,545
Walmart, Inc.
1.500% 9/22/28	80,000	69,962
1.800% 9/22/31	40,000	33,804
		1,459,774
Semiconductors — 0.7%
Broadcom, Inc.
3.419% 4/15/33 (c)	396,000	330,688
Intel Corp.
1.600% 8/12/28	190,000	165,866
3.050% 8/12/51	100,000	68,043
5.125% 2/10/30	90,000	91,633
Micron Technology, Inc.
5.875% 2/09/33	120,000	120,892
NVIDIA Corp.
2.850% 4/01/30	90,000	81,895
3.500% 4/01/40	240,000	205,721
3.500% 4/01/50	40,000	32,631
3.700% 4/01/60	170,000	135,831
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875% 6/18/26	245,000	236,304
Texas Instruments, Inc.
1.750% 5/04/30	110,000	93,139
		1,562,643
Software — 0.6%
Microsoft Corp.
2.400% 8/08/26	770,000	732,238
2.921% 3/17/52	260,000	196,898
3.041% 3/17/62	70,000	52,248

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp.
3.850% 4/01/60	$340,000	$236,266
4.650% 5/06/30	20,000	19,459
Workday, Inc.
3.700% 4/01/29	75,000	70,095
		1,307,204
Telecommunications — 2.6%
AT&T, Inc.
1.650% 2/01/28	460,000	403,754
2.750% 6/01/31	160,000	137,800
3.500% 9/15/53	619,000	446,910
3.550% 9/15/55	225,000	160,878
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	190,688
2.550% 2/15/31	500,000	423,478
3.375% 4/15/29	50,000	45,650
3.400% 10/15/52	230,000	165,292
3.500% 4/15/25	350,000	340,019
3.500% 4/15/31	770,000	692,271
3.875% 4/15/30	430,000	403,240
Telefonica Emisiones SA
5.213% 3/08/47	150,000	131,150
Verizon Communications, Inc.
2.355% 3/15/32	1,290,000	1,057,763
2.650% 11/20/40	25,000	17,840
3.850% 11/01/42	610,000	508,556
3.875% 2/08/29	550,000	530,765
3.875% 3/01/52	525,000	423,381
		6,079,435
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	46,167
2.891% 4/06/36	270,000	222,224
3.750% 7/15/25	70,000	68,963
3.750% 2/05/70	150,000	114,406
3.839% 3/20/60	120,000	96,751
		548,511

TOTAL CORPORATE DEBT (Cost $104,909,122)		98,575,095

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.5%
Automobile Asset-Backed Securities — 0.2%
Hertz Vehicle Financing LLC, Series 2022-4A, Class A
3.730% 9/25/26 (c)	540,000	518,199
Commercial Mortgage-Backed Securities — 5.6%
Bank
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	273,884
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	242,966
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,500	246,781
Series 2022-BNK40, Class A4, 3.394% VRN 3/15/64 (f)	270,000	235,837
Series 2017-BNK5, Class C, 4.191% VRN 6/15/60 (f)	200,000	169,856

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	$380,000	$291,230
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (c)	378,000	326,189
BPR Trust, Series 2021-TY, Class A, 1 mo. USD LIBOR + 1.050%
5.734% FRN 9/15/38 (c)	550,000	525,021
BX Commercial Mortgage Trust
Series 2021-ACNT, Class A, 1 mo. USD LIBOR + .850% 5.535% FRN 11/15/38 (c)	120,000	115,349
Series 2021-VOLT, Class F, 1 mo. USD LIBOR + 2.400% 7.084% FRN 9/15/36 (c)	405,000	372,594
Series 2021-21M, Class H, 1 mo. USD LIBOR + 4.010% 8.694% FRN 10/15/36 (c)	295,025	270,696
BX Trust
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (c) (f)	374,000	293,449
Series 2023-LIFE, Class A, 5.045% 2/15/28 (c)	260,000	252,673
Series 2021-RISE, Class A, 1 mo. USD LIBOR + .748% 5.432% FRN 11/15/36 (c)	480,000	459,444
Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.491% 6.318% FRN 4/15/37 (c)	205,389	200,701
Series 2022-PSB, Class A, 1 mo. USD Term SOFR + 2.451% 7.278% FRN 8/15/39 (c)	474,510	469,762
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
0.983% VRN 1/10/48 (f)	5,231,622	116,511
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	201,000	116,534
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	130,400
Series 2020-420K, Class E, 3.312% VRN 11/10/42 (c) (f)	200,000	141,217
Series 2020-420K, Class D, 3.312% VRN 11/10/42 (c) (f)	200,000	146,733
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (f)	340,000	297,226
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.813% VRN 4/15/50 (f)	7,695,481	79,434
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	274,247
Series 2015-C4, Class C, 4.558% VRN 11/15/48 (f)	427,000	382,571
CSMC Trust, Series 2021-B33, Class B,
3.645% VRN 10/10/43 (c) (f)	300,000	241,710
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.757% VRN 11/10/48 (f)	7,605,843	126,241
Series 2014-GC26, Class D, 4.524% VRN 11/10/47 (c) (f)	763,000	461,253
Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 5.934% FRN 7/15/35 (c)	167,000	131,367
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150%
7.834% FRN 11/15/36 (c)	385,138	351,472
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 0.892% VRN 1/15/49 (f)	3,453,347	67,809
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	147,856
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.432% VRN 7/15/48 (f)	7,955,175	67,210
Series 2015-C29, Class XA, 0.565% VRN 5/15/48 (f)	5,498,916	54,170
Series 2014-C25, Class XA, 0.807% VRN 11/15/47 (f)	3,624,041	35,854
Series 2015-C28, Class XA, 0.945% VRN 10/15/48 (f)	5,897,290	79,520
Series 2015-C27, Class D, 3.796% VRN 2/15/48 (c) (f)	704,000	506,689
Series 2014-C23, Class D, 3.979% VRN 9/15/47 (c) (f)	391,000	337,484
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	307,630
Series 2013-C17, Class C, 4.884% VRN 1/15/47 (f)	400,000	384,245
Med Trust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%
6.685% FRN 11/15/38 (c)	394,827	375,277
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
0.852% VRN 12/15/48 (f)	5,673,702	99,083

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.224% FRN 3/15/39 (c)	$540,000	$525,313
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
1.878% VRN 10/10/48 (f)	3,208,103	129,671
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (c)	260,000	185,753
TTAN
Series 2021-MHC, Class A, 1 mo. USD LIBOR + .850% 5.535% FRN 3/15/38 (c)	522,588	505,933
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.900% 7.585% FRN 3/15/38 (c)	379,616	355,631
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class C,
3.885% VRN 3/10/46 (c) (f)	393,000	281,906
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.603% VRN 7/15/58 (f)	9,143,582	101,912
Series 2015-P2, Class XA, 0.925% VRN 12/15/48 (f)	3,516,680	69,562
Series 2019-C53, Class XA, 1.000% VRN 10/15/52 (f)	4,263,618	197,973
Series 2017-C38, Class A4, 3.190% 7/15/50	308,891	281,876
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	283,381
		13,125,086
Other Asset-Backed Securities — 2.0%
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (c)	693,830	451,010
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (c)	179,167	157,741
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (c)	533,905	492,679
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (c)	99,745	95,455
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	338,115	283,818
Mosaic Solar Loans LLC
Series 2021-3A, Class B, 1.920% 6/20/52 (c)	390,326	312,138
Series 2020-1A, Class A, 2.100% 4/20/46 (c)	246,916	215,040
Series 2020-2A, Class B, 2.210% 8/20/46 (c)	279,104	233,814
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	202,824	194,763
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (c)	371,179	328,088
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (c)	450,439	318,175
Sunnova Sol III Issuer LLC, Series 2021-1, Class A
2.580% 4/28/56 (c)	450,205	351,442
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (c)	379,613	336,204
Upstart Securitization Trust, Series 2021-3, Class C
3.280% 7/20/31 (c)	500,000	437,140
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (c)	500,000	429,076
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD LIBOR + .180%
4.433% FRN 10/25/36	55,567	20,229
		4,656,812

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 0.5%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%
6.045% FRN 12/26/47 (c)	$210,463	$205,784
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.460% 11/15/68 (c)	230,052	215,184
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	303,397
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	460,209
		1,184,574
Whole Loan Collateral Collateralized Mortgage Obligations — 3.8%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
4.133% VRN 4/25/37 (f)	616,840	542,440
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 3.521% VRN 2/25/47 (f)	769,267	681,569
Series 2007-3, Class A21, 6.000% 4/25/37	1,297,851	695,287
Series 2007-14, Class A6, 6.000% 9/25/37	1,158,049	658,985
CSMC Trust, Series 2021-NQM8, Class A1,
1.841% VRN 10/25/66 (c) (f)	133,998	114,925
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .340%
5.101% FRN 12/19/36	439,659	384,778
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (c) (f)	1,028,000	621,531
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
2.999% VRN 7/25/35 (f)	224,460	192,709
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1,
5.000% STEP 6/25/62 (c)	471,243	465,398
PRKCM Trust
Series 2021-AFC2, Class A1, 2.071% VRN 11/25/56 (c) (f)	130,504	110,255
Series 2022-AFC1, Class A1, 4.100% VRN 4/25/57 (c) (f)	500,463	481,843
Series 2023-AFC1, Class A1, 6.598% STEP 2/25/58 (c)	470,000	478,534
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (c) (f)	642,268	283,225
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%
6.000% FRN 4/25/37	154,305	123,044
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
3.760% VRN 10/25/37 (f)	515,991	399,366
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (c) (f)	1,000,000	570,813
Series 2021-R1, Class M1, 2.338% 10/25/63 (c)	1,500,000	1,179,887
Series 2022 - 6, Class A1, 4.910% STEP 6/25/67 (c)	276,948	273,209
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	659,926	551,282
		8,809,080
Whole Loan Collateral Planned Amortization Classes — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,309,198	788,138

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,048,399)		29,081,889

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 7.2%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (g)	$2,920,000	$555,095
Brazil Notas do Tesouro Nacional, Series F
10.000% 1/01/33 BRL (g)	3,249,000	561,795
Brazilian Government International Bond
3.750% 9/12/31	950,000	821,718
5.625% 2/21/47	300,000	252,077
Colombia Government International Bond
3.250% 4/22/32	430,000	319,190
4.125% 2/22/42	440,000	283,577
Indonesia Government International Bond
3.500% 1/11/28	320,000	306,560
6.500% 2/15/31 IDR (g)	59,120,000,000	3,915,180
Israel Government International Bond
2.750% 7/03/30	310,000	280,302
Mexican Bonos
7.750% 11/23/34 MXN (g)	8,220,000	420,570
7.750% 11/13/42 MXN (g)	144,850,000	7,007,862
Mexico Government International Bond
2.659% 5/24/31 (d)	200,000	166,847
3.750% 1/11/28	205,000	196,323
4.280% 8/14/41	450,000	367,402
Nigeria Government International Bond
7.143% 2/23/30 (d)	210,000	159,600
Panama Government International Bond
2.252% 9/29/32 (d)	200,000	153,010
4.300% 4/29/53	200,000	146,382
Peruvian Government International Bond
6.550% 3/14/37	460,000	498,882
Provincia de Buenos Aires/Government Bond,
5.250% STEP 9/01/37 (c)	540,000	189,305
Republic of Kenya Government International Bond
6.300% 1/23/34	370,000	259,925
		16,861,602

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,485,704)		16,861,602

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 33.7%
Collateralized Mortgage Obligations — 4.9%
Federal Home Loan Mortgage Corp. REMICS
Series 5085, Class NI, 2.000% 3/25/51	1,405,645	169,722
Series 5071, Class IH, 2.500% 2/25/51	259,298	34,581
Series 4481, Class B, 3.000% 12/15/42	1,049,723	1,012,288
Series 4483, Class CA, 3.000% 6/15/44	1,717,539	1,636,353
Series 4391, Class MZ, 3.000% 9/15/44	129,005	114,645
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.010% 4/25/48	664,014	499,711
Series 2021-48, Class NS, 30 day SOFR + 3.650% 0.129% FRN 8/25/51	1,045,461	48,274
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	248,755
Series 2014-6, Class Z, 2.500% 2/25/44	125,725	108,556
Series 2018-18, Class ZG, 3.000% 6/25/50	2,555,649	1,936,245
Series 2020-96, Class IN, 3.000% 1/25/51	403,218	65,239
Series 2015-65, Class CZ, 3.500% 9/25/45	130,347	111,057

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-44, Class PZ, 3.500% 6/25/48	$3,078,467	$2,876,562
Government National Mortgage Association
Series 2021-103, Class SA, 30 day SOFR + 3.250% 0.330% FRN 4/20/51	1,257,451	36,735
Series 2022-210, Class IO, 0.694% VRN 7/16/64 (f)	1,495,878	103,811
Series 2022-216, Class IO, 0.751% VRN 7/16/65 (f)	1,497,314	101,416
Series 2020-103, Class AD, 1.450% 1/16/63	295,109	235,595
Series 2022-3, Class B, 1.850% 2/16/61	500,000	287,116
Series 2020-175, Class GI, 2.000% 11/20/50	156,021	17,448
Series 2022-113, Class Z, 2.000% 9/16/61	1,218,120	734,718
Series 2022-115, Class MI, 2.500% 5/20/51	511,388	55,735
Series 2021-96, Class VI, 2.500% 6/20/51	450,859	62,329
Series 2021-176, Class IN, 2.500% 10/20/51	544,693	74,853
Series 2022-189, Class PT, 2.500% 10/20/51	98,226	84,280
Series 2021-58, Class BI, 3.000% 3/20/51	673,753	100,505
Series 2021-98, Class IG, 3.000% 6/20/51	992,022	154,259
Series 2021-137, Class IQ, 3.000% 8/20/51	1,372,357	207,834
Series 2022-220, Class E, 3.000% VRN 10/16/64 (f)	100,000	76,085
Series 2021-117, Class ID, 3.500% 6/20/51	748,326	110,219
		11,304,926
Pass-Through Securities — 27.2%
Federal Home Loan Mortgage Corp.
Pool #RA4537 1.500% 2/01/51	87,763	69,011
Pool #RB5138 2.000% 12/01/41	181,267	154,449
Pool #RB5145 2.000% 2/01/42	555,418	473,244
Pool #SD8146 2.000% 5/01/51	342,216	283,351
Pool #RA5731 2.000% 8/01/51	177,613	147,062
Pool #SD0715 2.000% 9/01/51	1,875,832	1,568,408
Pool #QD2129 2.000% 11/01/51	928,849	767,915
Pool #QD3960 2.000% 1/01/52	371,201	308,046
Pool #QK1449 2.500% 4/01/42	184,836	163,181
Pool #G08520 2.500% 1/01/43	501,401	448,346
Pool #SD7521 2.500% 7/01/50 (i)	209,091	182,961
Pool #SD7525 2.500% 10/01/50	659,192	576,607
Pool #RA3913 2.500% 11/01/50	240,859	210,533
Pool #RA4142 2.500% 12/01/50	301,821	263,537
Pool #SD7534 2.500% 2/01/51	155,553	136,405
Pool #SD8129 2.500% 2/01/51	67,405	58,350
Pool #QC7086 2.500% 9/01/51	617,930	533,273
Pool #SD0777 2.500% 11/01/51	90,120	77,941
Pool #SD1749 2.500% 4/01/52	97,854	84,784
Pool #SD7554 2.500% 4/01/52 (i)	1,127,680	978,825
Pool #QK1512 3.000% 5/01/42	185,026	169,285
Pool #QC3242 3.000% 6/01/51	489,813	443,398
Pool #SD8174 3.000% 10/01/51	2,235,876	2,008,499
Pool #SD0781 3.000% 11/01/51 (i)	86,181	77,415
Pool #QD6216 3.000% 2/01/52	94,271	84,874
Pool #G08632 3.500% 3/01/45	645,979	611,726
Pool #SD8214 3.500% 5/01/52	285,496	265,184
Pool #SD1218 4.000% 7/01/49	882,924	856,514
Pool #SD1143 4.500% 9/01/50	1,263,620	1,253,006
Pool #SD1807 4.500% 7/01/52 (i)	98,606	97,308
Pool #QF3213 4.500% 11/01/52 (i)	97,474	95,667
Pool #SD2394 4.500% 11/01/52 (i)	99,859	97,858
Pool #SD1305 5.000% 7/01/52	660,014	661,796
Pool #SD2138 5.500% 1/01/53	99,586	101,023
Pool #SD2284 6.000% 12/01/52	97,892	100,638
Pool #QF6690 6.500% 1/01/53	99,774	103,207

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association
Pool #MA4280 1.500% 3/01/51	$311,880	$244,850
Pool #MA4606 2.000% 5/01/42	282,497	240,702
Pool #CA7023 2.000% 9/01/50	76,706	63,631
Pool #CA7224 2.000% 10/01/50	152,197	126,255
Pool #CA9220 2.000% 2/01/51 (i)	170,383	141,075
Pool #MA4325 2.000% 5/01/51	259,159	214,580
Pool #FM9489 2.000% 11/01/51	91,216	75,412
Pool #BU2591 2.000% 12/01/51 (i)	93,729	77,431
Pool #FS2040 2.000% 2/01/52	95,417	78,855
Pool #FS4270 2.000% 3/01/52	100,000	83,143
Pool #BS4941 2.460% 4/01/32	978,200	832,703
Pool #BV7697 2.500% 4/01/42	379,198	334,772
Pool #FM4052 2.500% 9/01/50	2,481,452	2,170,570
Pool #MA4256 2.500% 2/01/51	1,673,166	1,445,771
Pool #FS1924 2.500% 3/01/51	91,395	78,974
Pool #MA4306 2.500% 4/01/51	157,226	135,784
Pool #CB0458 2.500% 5/01/51	495,995	428,043
Pool #FS1111 2.500% 5/01/51	90,889	78,537
Pool #FS0028 2.500% 9/01/51	90,891	78,893
Pool #FM8786 2.500% 10/01/51	88,765	77,048
Pool #FS0549 2.500% 2/01/52	280,512	242,959
Pool #FS3368 2.500% 3/01/52	97,964	84,788
Pool #FS1626 2.500% 4/01/52	190,336	164,617
Pool #BF0546 2.500% 7/01/61	630,427	533,518
Pool #BF0560 2.500% 9/01/61	92,775	77,731
Pool #FS1542 3.000% 4/01/42	187,648	171,684
Pool #CB3542 3.000% 5/01/42	92,915	85,010
Pool #MA4643 3.000% 5/01/42	94,509	86,469
Pool #MA4632 3.000% 6/01/42	380,589	348,211
Pool #MA2248 3.000% 4/01/45	288,727	262,270
Pool #AS7661 3.000% 8/01/46	299,413	270,759
Pool #FM9934 3.000% 12/01/48	897,166	820,280
Pool #FM9564 3.000% 2/01/50	1,041,836	952,551
Pool #FS2463 3.000% 2/01/52	575,497	518,130
Pool #FS1289 3.000% 3/01/52	458,406	417,653
Pool #FS0957 3.000% 3/01/52 (i)	187,324	168,183
Pool #CB3833 3.000% 6/01/52	95,743	86,139
Pool #CB3386 3.500% 4/01/42	93,883	89,044
Pool #FM7100 3.500% 6/01/50	123,343	116,350
Pool #FS1240 3.500% 12/01/51	89,602	83,687
Pool #FS1237 3.500% 12/01/51	265,705	250,206
Pool #FS1241 3.500% 1/01/52	96,230	89,895
Pool #FS1462 3.500% 1/01/52	182,879	172,153
Pool #FS1092 3.500% 4/01/52	559,151	521,413
Pool #FS1454 3.500% 4/01/52	191,249	178,344
Pool #FS1555 3.500% 4/01/52	189,523	176,927
Pool #BV8546 3.500% 5/01/52	187,559	175,915
Pool #FS1556 3.500% 5/01/52	756,612	710,111
Pool #FS1866 3.500% 5/01/52	97,149	90,541
Pool #CB3899 3.500% 6/01/52 (i)	478,675	444,469
Pool #BS6565 3.740% 9/01/32	100,000	95,851
Pool #BS6215 3.840% 7/01/32	100,000	96,454
Pool #BS6149 3.840% 8/01/32	100,000	96,388
Pool #BS6949 3.980% 10/01/32	100,000	95,951
Pool #AX2501 4.000% 10/01/44	616,614	602,602
Pool #CB3614 4.000% 5/01/52	93,304	89,777
Pool #FS2023 4.000% 5/01/52	194,237	186,895

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BX2186 4.500% 11/01/52 (i)	$99,203	$97,240
Pool #FS3977 4.500% 11/01/52 (i)	99,863	97,893
Pool #FS3672 5.500% 2/01/53	99,577	101,014
Pool #FS4166 5.500% 4/01/53 (i)	100,000	101,257
Pool #CB5497 6.500% 1/01/53	294,292	306,903
Pool #BX7702 6.500% 2/01/53	99,109	102,594
Government National Mortgage Association
Pool #MA7193 2.500% 2/20/51	401,576	355,176
Government National Mortgage Association II
Pool #MA7135 2.000% 1/20/51	75,039	63,951
Pool #MA7192 2.000% 2/20/51	685,914	583,912
Pool #MA7471 2.000% 7/20/51	169,852	144,580
Pool #MA7648 2.000% 10/20/51	89,621	76,258
Pool #BS8546 2.500% 12/20/50	74,157	64,557
Pool #MA7136 2.500% 1/20/51	64,999	57,529
Pool #MA7312 2.500% 4/20/51	150,366	132,898
Pool #MA7589 2.500% 9/20/51 (i)	435,418	383,747
Pool #785662 2.500% 10/20/51	2,333,906	2,038,345
Pool #785764 2.500% 11/20/51	675,523	591,032
Pool #MA8264 2.500% 9/20/52	96,550	84,987
Pool #MA7368 3.000% 5/20/51	209,338	191,238
Pool #MA7590 3.000% 9/20/51	1,482,645	1,353,409
Pool #MA7650 3.000% 10/20/51	427,296	390,050
Pool #MA7706 3.000% 11/20/51	176,230	160,814
Pool #MA7828 3.000% 1/20/52	91,012	83,008
Pool #MA8486 3.000% 12/20/52	494,294	449,857
Pool #MA6711 3.500% 6/20/50	302,344	286,505
Pool #MA6997 3.500% 11/20/50	365,413	346,156
Pool #MA7883 3.500% 2/20/52	656,821	616,819
Pool #MA7989 3.500% 4/20/52	479,962	450,281
Pool #786216 3.500% 6/20/52	190,639	177,629
Pool #MA8487 3.500% 12/20/52 (i)	197,830	185,318
Pool #MA5194 5.000% 5/20/48	20,485	20,851
Pool #MA5597 5.000% 11/20/48	41,790	42,393
Pool #MA5653 5.000% 12/20/48	50,147	50,823
Pool #MA5712 5.000% 1/20/49	39,541	40,074
Pool #MA5878 5.000% 4/20/49	20,304	20,588
Pool #MA8348 5.000% 10/20/52	98,827	98,954
Pool #786474 5.000% 1/20/53	99,338	100,987
Pool #786544 5.000% 2/20/53	99,862	100,740
Pool #MA8429 5.500% 11/20/52 (i)	297,603	300,993
Government National Mortgage Association II TBA
2.000% 4/20/53 (i)	800,000	679,062
2.500% 4/20/53 (i)	300,000	264,023
3.000% 4/20/53 (i)	800,000	727,500
3.500% 4/20/53 (i)	500,000	468,633
4.000% 4/20/53 (i)	1,900,000	1,828,156
4.500% 4/20/53 (i)	1,900,000	1,870,906
5.000% 4/20/53 (i)	1,200,000	1,200,937
5.500% 4/20/53 (i)	1,200,000	1,213,594
6.000% 4/20/53 (i)	100,000	101,883
Uniform Mortgage Backed Securities TBA
2.000% 4/13/53 (i)	3,800,000	3,138,859
2.500% 4/13/53 (i)	2,600,000	2,240,672
3.000% 4/13/53 (i)	1,100,000	986,047
3.500% 4/13/53 (i)	1,200,000	1,114,125
4.000% 4/13/53 (i)	2,600,000	2,485,031
4.500% 4/13/53 (i)	800,000	783,375

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 4/13/53 (i)	$1,200,000	$1,196,250
5.500% 4/13/53 (i)	600,000	606,000
6.000% 4/13/53 (i)	300,000	306,187
6.500% 4/13/53 (i)	200,000	206,406
		63,443,587
Whole Loans — 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, 30 day SOFR + 2.400%
6.960% FRN 2/25/42 (c)	1,864,000	1,810,865
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 30 day SOFR + 3.100%
7.660% FRN 3/25/42 (c)	2,000,000	1,980,000
		3,790,865

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $82,706,820)		78,539,378

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds & Notes — 1.3%
U.S. Treasury Bond
2.000% 8/15/51	410,000	286,957
U.S. Treasury Inflation Index
1.125% 1/15/33	2,711,043	2,702,465
U.S. Treasury Note
4.000% 2/29/28 (d)	20,000	20,342
		3,009,764

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,002,365)		3,009,764

TOTAL BONDS & NOTES (Cost $253,829,619)		234,347,119

	Number of Shares
MUTUAL FUNDS — 0.9%
Diversified Financial Services — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	2,107,468	2,107,468

TOTAL MUTUAL FUNDS (Cost $2,107,468)		2,107,468

TOTAL PURCHASED OPTIONS(#) — 0.1% (Cost $408,038)		225,235

TOTAL LONG-TERM INVESTMENTS (Cost $256,345,125)		236,679,822

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 10.6%

Repurchase Agreement — 6.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (k)	$14,174,100	$14,174,100
U.S. Treasury Bill — 4.5%
U.S. Treasury Bill
4.674% 5/23/23 (l)	5,570,000	5,534,397
4.722% 4/11/23 (l)	840,000	839,150
4.788% 7/18/23 (l)	4,150,000	4,092,889
		10,466,436

TOTAL SHORT-TERM INVESTMENTS (Cost $24,640,666)		24,640,536

TOTAL INVESTMENTS — 112.2% (Cost $280,985,791) (m)		261,320,358

Other Assets/(Liabilities) — (12.2)%		(28,381,205)

NET ASSETS — 100.0%		$232,939,153

Abbreviation Legend

FRN	Floating Rate Note
IO	Interest Only
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2023 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded bank loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $40,742,071 or 17.49% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $2,726,523 or 1.17% of net assets. The Fund received $679,389 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $14,175,801. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $14,457,601.
(l)	The rate shown represents yield-to-maturity.
(m)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 5 Year Future	4/21/23	109.75	91	USD	9,965,211	$56,164	$50,634	$5,530
U.S. Treasury Note 5 Year Future	4/21/23	111.25	61	USD	6,679,977	14,773	34,722	(19,949)
3 Month SOFR Future	6/16/23	95.50	21	USD	4,994,063	7,219	6,869	350
						$78,156	$92,225	$(14,069)
Put
U.S. Treasury Note 10 Year Future	4/21/23	113.00	60	USD	6,895,313	$15,000	$49,104	$(34,104)
U.S. Treasury Note 5 Year Future	4/21/23	108.25	91	USD	9,965,211	18,484	35,884	(17,400)
SOFR 1 Year Mid Curve Future	6/16/23	95.50	305	USD	73,531,688	47,656	107,391	(59,735)
SOFR 1 Year Mid Curve Future	12/15/23	95.88	40	USD	9,687,500	17,250	35,996	(18,746)
SOFR 1 Year Mid Curve Future	12/15/23	96.00	95	USD	23,007,813	48,689	87,438	(38,749)
						$147,079	$315,813	$(168,734)
						$225,235	$408,038	$(182,803)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	5/26/23	117.00	31	USD	3,562,578	$(23,250)	$(28,290)	$5,040
U.S. Treasury Note 5 Year Future	5/26/23	110.00	61	USD	6,679,977	(54,328)	(50,066)	(4,262)
3 Month SOFR Future	6/16/23	96.00	21	USD	4,994,063	(4,463)	(2,581)	(1,882)
3 Month SOFR Future	6/14/24	97.50	92	USD	22,180,050	(81,075)	(82,782)	1,707
						$(163,116)	$(163,719)	$603
Put
U.S. Treasury Note 10 Year Future	5/26/23	110.00	120	USD	13,790,625	$(18,750)	$(52,542)	$33,792
U.S. Treasury Note 5 Year Future	5/26/23	108.00	61	USD	6,679,977	(25,734)	(39,175)	13,441
SOFR 1 Year Mid Curve Future	12/15/23	95.25	80	USD	19,375,000	(14,500)	(31,832)	17,332
SOFR 1 Year Mid Curve Future	12/15/23	95.38	190	USD	46,015,625	(40,375)	(79,301)	38,926
3 Month SOFR Future	6/14/24	94.50	305	USD	73,531,688	(83,875)	(106,210)	22,335
						$(183,234)	$(309,060)	$125,826
						$(346,350)	$(472,779)	$126,429

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	4/18/23	EUR	1,375,060	USD	1,477,558	$14,852
BNP Paribas SA	4/18/23	USD	1,532,208	EUR	1,428,232	(17,912)
Goldman Sachs International	4/18/23	ZAR	6,598,022	USD	385,207	(15,092)
Goldman Sachs International	4/18/23	JPY	838,091,285	USD	6,286,643	38,159
Goldman Sachs International	4/18/23	MXN	9,366,652	USD	499,412	18,951
Goldman Sachs International	4/18/23	USD	1,267,545	JPY	168,144,057	(1,384)
JP Morgan Chase Bank N.A.	4/18/23	CAD	7,776,132	USD	5,822,419	(67,500)
JP Morgan Chase Bank N.A.	4/18/23	USD	1,385,915	IDR	21,656,660,000	(57,815)
JP Morgan Chase Bank N.A.	4/18/23	USD	1,331,758	CNH	9,115,681	3,996
JP Morgan Chase Bank N.A.	4/18/23	USD	1,433,199	CAD	1,926,153	7,701
Morgan Stanley & Co. LLC	4/18/23	NOK	12,348,502	EUR	1,162,584	(81,592)
Morgan Stanley & Co. LLC	4/18/23	MXN	1,968,377	USD	104,659	4,274
Morgan Stanley & Co. LLC	4/18/23	CAD	449,490	USD	337,342	(4,686)
Morgan Stanley & Co. LLC	4/18/23	JPY	86,410,658	USD	658,051	(5,938)
Morgan Stanley & Co. LLC	4/18/23	AUD	9,899,503	USD	6,904,007	(283,363)
Morgan Stanley & Co. LLC	4/18/23	EUR	2,228,900	USD	2,399,420	19,699
Morgan Stanley & Co. LLC	4/18/23	USD	296,335	GBP	242,609	(3,034)
Morgan Stanley & Co. LLC	4/18/23	USD	583,914	AUD	848,338	16,558
						$(414,126)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-OAT	6/08/23	15	$2,045,820	$72,696
Australia Treasury Bond 10 Year	6/15/23	36	2,862,070	95,094
U.S. Treasury Long Bond	6/21/23	62	8,111,092	20,596
U.S. Treasury Ultra Bond	6/21/23	202	27,753,845	753,405
UK Long Gilt	6/28/23	14	1,734,859	50,036
U.S. Treasury Note 5 Year	6/30/23	633	68,092,756	1,225,690
3 Month SOFR	9/19/23	1	241,415	(3,602)
3 Month SOFR	3/17/26	23	5,542,170	39,068
				$2,252,983
Short
Euro-BUXL 30 Year Bond	6/08/23	2	$(288,648)	$(16,877)
Japanese 10 Year Bond	6/13/23	4	(4,380,921)	(81,365)
U.S. Treasury Note 10 Year	6/21/23	250	(28,532,357)	(198,112)
U.S. Treasury Ultra 10 Year	6/21/23	72	(8,426,892)	(295,233)
U.S. Treasury Note 2 Year	6/30/23	140	(28,590,231)	(313,207)
3 Month SOFR	3/19/24	91	(21,789,537)	17,787
3 Month SOFR	3/18/25	92	(22,121,619)	(159,631)
3 Month SOFR	6/17/25	58	(14,080,915)	20,990
				$(1,025,648)

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY Series 40†	5.000%	Quarterly	6/20/28	USD	2,282,200	$(34,009)	$6,894	$(40,903)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	BBB	USD	35,361,000	$398,907	$282,844	$116,063

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Fixed 1.220%	Annually	12 Month SOFR	Annually	8/15/28	USD	22,000,000	$2,284,173	$1,925,763	$358,410
Fixed 2.850%	Annually	12 Month SOFR	Annually	2/15/29	USD	948,000	23,489	(12,109)	35,598
Fixed 3.250%	Annually	12 Month SOFR	Annually	9/30/29	USD	2,385,000	4,363	1,051	3,312
12-Month SOFR	Annually	Fixed 3.250%	Annually	12/31/29	USD	6,454,000	19,253	(29,247)	48,500
12-Month SOFR	Annually	Fixed 3.400%	Annually	12/31/29	USD	3,309,000	38,447	8,077	30,370
Fixed 2.000%	Annually	12 Month SOFR	Annually	3/18/32	USD	1,600,000	150,884	100,525	50,359
Fixed 1.650%	Annually	12 Month SOFR	Annually	8/15/47	USD	11,450,000	2,770,018	1,932,942	837,076
Fixed 3.050%	Annually	12 Month SOFR	Annually	2/15/48	USD	1,112,000	3,718	34,279	(30,561)
							$5,294,345	$3,961,281	$1,333,064
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RON	New Romanian Leu
USD	U.S. Dollar
ZAR	South African Rand

MML Equity Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.8%
Chemicals — 1.6%
Albemarle Corp.	3,400	$751,536
CF Industries Holdings, Inc.	11,000	797,390
Dow, Inc.	39,200	2,148,944
Eastman Chemical Co.	9,800	826,532
FMC Corp.	6,600	806,058
Huntsman Corp.	6,098	166,841
LyondellBasell Industries NV Class A	18,708	1,756,494
The Mosaic Co.	9,700	445,036
Nutrien Ltd.	37,375	2,760,144
Olin Corp.	7,902	438,561
The Sherwin-Williams Co.	6,916	1,554,510
		12,452,046
Iron & Steel — 0.8%
Nucor Corp.	21,100	3,259,317
Reliance Steel & Aluminum Co.	4,400	1,129,656
Steel Dynamics, Inc.	14,800	1,673,288
United States Steel Corp.	13,400	349,740
		6,412,001
Mining — 0.4%
Freeport-McMoRan, Inc.	79,553	3,254,513
		22,118,560
Communications — 6.1%
Advertising — 0.3%
The Interpublic Group of Cos., Inc.	22,400	834,176
Omnicom Group, Inc.	15,000	1,415,100
		2,249,276
Internet — 1.1%
Alphabet, Inc. Class C (a)	64,222	6,679,088
Booking Holdings, Inc. (a)	697	1,848,730
		8,527,818
Media — 1.6%
Comcast Corp. Class A	250,800	9,507,828
Fox Corp. Class A	23,700	806,985
Nexstar Media Group, Inc. Class A	2,300	397,118

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co. (a)	17,600	$1,762,288
		12,474,219
Telecommunications — 3.1%
AT&T, Inc.	409,300	7,879,025
Cisco Systems, Inc.	236,300	12,352,582
Corning, Inc.	48,600	1,714,608
Frontier Communications Parent, Inc. (a)	14,000	318,780
T-Mobile US, Inc. (a)	5,300	767,652
Verizon Communications, Inc.	44,300	1,722,827
		24,755,474
		48,006,787
Consumer, Cyclical — 7.0%
Apparel — 0.2%
Capri Holdings Ltd. (a)	7,800	366,600
Levi Strauss & Co. Class A	5,600	102,088
Ralph Lauren Corp.	2,450	285,841
Skechers U.S.A., Inc. Class A (a)	7,600	361,152
Tapestry, Inc.	13,400	577,674
		1,693,355
Auto Manufacturers — 1.5%
Cummins, Inc.	8,600	2,054,368
Ford Motor Co.	273,400	3,444,840
General Motors Co.	111,400	4,086,152
PACCAR, Inc.	29,913	2,189,632
		11,774,992
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	13,400	658,074
Lear Corp.	3,300	460,317
		1,118,391
Distribution & Wholesale — 0.2%
LKQ Corp.	21,300	1,208,988
Home Builders — 0.9%
D.R. Horton, Inc.	25,700	2,510,633
Lennar Corp. Class A	19,300	2,028,623
NVR, Inc. (a)	200	1,114,438
PulteGroup, Inc.	18,900	1,101,492
Toll Brothers, Inc.	3,200	192,096
		6,947,282
Home Furnishing — 0.1%
Whirlpool Corp.	4,300	567,686
Leisure Time — 0.1%
Brunswick Corp.	5,400	442,800
Harley-Davidson, Inc.	8,300	315,151

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Polaris, Inc.	3,200	$354,016
		1,111,967
Lodging — 0.0%
Boyd Gaming Corp.	5,998	384,592
Retail — 3.9%
AutoNation, Inc. (a)	6,200	833,032
Bath & Body Works, Inc.	12,700	464,566
Best Buy Co., Inc.	23,200	1,815,864
Dollar General Corp.	10,519	2,213,829
The Home Depot, Inc.	8,000	2,360,960
Lowe's Cos., Inc.	51,400	10,278,458
Macy's, Inc.	14,000	244,860
McDonald's Corp.	12,400	3,467,164
Penske Automotive Group, Inc.	4,400	623,964
Ross Stores, Inc.	7,823	830,255
The TJX Cos., Inc.	17,395	1,363,072
Ulta Beauty, Inc. (a)	3,400	1,855,278
Walgreens Boots Alliance, Inc.	47,300	1,635,634
Walmart, Inc.	12,847	1,894,290
Williams-Sonoma, Inc.	3,800	462,308
		30,343,534
		55,150,787
Consumer, Non-cyclical — 27.3%
Agriculture — 2.9%
Altria Group, Inc.	101,200	4,515,544
Archer-Daniels-Midland Co.	39,100	3,114,706
Darling Ingredients, Inc. (a)	9,200	537,280
Philip Morris International, Inc.	152,084	14,790,169
		22,957,699
Beverages — 0.7%
The Coca-Cola Co.	18,700	1,159,961
Constellation Brands, Inc. Class A	4,000	903,560
Keurig Dr Pepper, Inc.	20,769	732,731
Molson Coors Beverage Co. Class B	11,546	596,697
PepsiCo, Inc.	12,400	2,260,520
		5,653,469
Biotechnology — 2.9%
Amgen, Inc.	40,600	9,815,050
Bio-Rad Laboratories, Inc. Class A (a)	1,500	718,530
Biogen, Inc. (a)	5,900	1,640,377
Gilead Sciences, Inc.	72,200	5,990,434
Moderna, Inc. (a)	22,200	3,409,476
Regeneron Pharmaceuticals, Inc. (a)	890	731,286
		22,305,153
Commercial Services — 0.8%
Avis Budget Group, Inc. (a)	1,200	233,760
FleetCor Technologies, Inc. (a)	4,100	864,485
Global Payments, Inc.	7,600	799,824

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Robert Half International, Inc.	3,100	$249,767
Service Corp. International	24,600	1,691,988
U-Haul Holding Co. (b)	1,700	101,405
U-Haul Holding Co.	14,400	746,640
United Rentals, Inc.	3,900	1,543,464
		6,231,333
Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	27,848	4,140,719
Food — 2.0%
Conagra Brands, Inc.	27,455	1,031,210
General Mills, Inc.	6,200	529,852
Ingredion, Inc.	3,700	376,401
Kellogg Co.	17,600	1,178,496
The Kraft Heinz Co.	141,937	5,488,704
The Kroger Co.	40,800	2,014,296
Mondelez International, Inc. Class A	71,830	5,007,987
		15,626,946
Health Care – Products — 1.2%
Danaher Corp.	9,565	2,410,763
GE HealthCare Technologies, Inc. (a)	31,591	2,591,410
Hologic, Inc. (a)	13,100	1,057,170
Thermo Fisher Scientific, Inc.	5,409	3,117,585
		9,176,928
Health Care – Services — 4.4%
DaVita, Inc. (a)	2,700	218,997
Elevance Health, Inc.	37,238	17,122,405
HCA Healthcare, Inc.	35,660	9,402,829
Humana, Inc.	4,350	2,111,751
Laboratory Corp. of America Holdings	6,900	1,582,998
Molina Healthcare, Inc. (a)	1,700	454,733
Quest Diagnostics, Inc.	9,500	1,344,060
UnitedHealth Group, Inc.	3,213	1,518,431
Universal Health Services, Inc. Class B	5,400	686,340
		34,442,544
Household Products & Wares — 0.1%
Kimberly-Clark Corp.	7,900	1,060,338
Pharmaceuticals — 11.8%
AbbVie, Inc.	114,537	18,253,762
AmerisourceBergen Corp.	43,500	6,964,785
AstraZeneca PLC Sponsored ADR	40,219	2,791,601
Becton Dickinson & Co.	15,343	3,798,006
Bristol-Myers Squibb Co.	122,300	8,476,613
Cardinal Health, Inc.	15,108	1,140,654
The Cigna Corp.	18,900	4,829,517
CVS Health Corp.	73,085	5,430,946
Henry Schein, Inc. (a)	7,600	619,704
Johnson & Johnson	43,692	6,772,260
McKesson Corp.	11,300	4,023,365
Merck & Co., Inc.	154,800	16,469,172

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	322,900	$13,174,320
		92,744,705
		214,339,834
Energy — 9.7%
Oil & Gas — 8.9%
APA Corp.	18,800	677,928
Chesapeake Energy Corp. (b)	3,000	228,120
Chevron Corp.	84,642	13,810,189
ConocoPhillips	71,700	7,113,357
Devon Energy Corp.	37,700	1,907,997
EOG Resources, Inc.	41,100	4,711,293
Exxon Mobil Corp.	286,509	31,418,577
Marathon Oil Corp.	40,315	965,947
Marathon Petroleum Corp.	7,700	1,038,191
Occidental Petroleum Corp.	52,300	3,265,089
PDC Energy, Inc.	5,300	340,154
Range Resources Corp.	23,900	632,633
Southwestern Energy Co. (a)	56,200	281,000
Valero Energy Corp.	22,500	3,141,000
		69,531,475
Oil & Gas Services — 0.0%
Nov, Inc.	6,500	120,315
Pipelines — 0.8%
Kinder Morgan, Inc.	276,200	4,836,262
ONEOK, Inc.	23,100	1,467,774
		6,304,036
		75,955,826
Financial — 22.1%
Banks — 11.2%
Bank of America Corp.	675,125	19,308,575
The Bank of New York Mellon Corp.	48,700	2,212,928
BOK Financial Corp.	3,800	320,758
Citigroup, Inc.	56,200	2,635,218
Commerce Bancshares, Inc.	7,076	412,885
East West Bancorp, Inc.	10,043	557,387
Fifth Third Bancorp	39,500	1,052,280
The Goldman Sachs Group, Inc.	19,700	6,444,067
Huntington Bancshares, Inc.	83,100	930,720
JP Morgan Chase & Co.	222,711	29,021,470
Morgan Stanley	97,300	8,542,940
Northern Trust Corp.	11,400	1,004,682
The PNC Financial Services Group, Inc.	45,000	5,719,500
Prosperity Bancshares, Inc.	5,300	326,056
Regions Financial Corp.	53,700	996,672
State Street Corp.	20,100	1,521,369
US Bancorp	77,400	2,790,270
Wells Fargo & Co.	112,329	4,198,858
		87,996,635

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.1%
American Express Co.	60,197	$9,929,495
Ameriprise Financial, Inc.	6,300	1,930,950
Capital One Financial Corp.	6,300	605,808
The Charles Schwab Corp.	900	47,142
Discover Financial Services	16,100	1,591,324
SEI Investments Co.	7,900	454,645
Synchrony Financial	25,200	732,816
T. Rowe Price Group, Inc.	12,500	1,411,250
		16,703,430
Insurance — 7.8%
Aflac, Inc.	38,400	2,477,568
The Allstate Corp.	32,487	3,599,885
American Financial Group, Inc.	4,700	571,050
American International Group, Inc.	21,300	1,072,668
Arch Capital Group Ltd. (a)	22,000	1,493,140
Berkshire Hathaway, Inc. Class B (a)	26,000	8,028,020
Chubb Ltd.	41,287	8,017,110
Cincinnati Financial Corp.	8,800	986,304
Corebridge Financial, Inc.	35,819	573,820
Equitable Holdings, Inc.	24,200	614,438
Everest Re Group Ltd.	2,600	930,852
Fidelity National Financial, Inc.	15,700	548,401
First American Financial Corp.	6,000	333,960
Globe Life, Inc.	5,100	561,102
The Hartford Financial Services Group, Inc.	45,976	3,204,067
Loews Corp.	14,700	852,894
Markel Corp. (a)	890	1,136,895
MetLife, Inc.	112,619	6,525,145
Old Republic International Corp.	17,600	439,472
Principal Financial Group, Inc.	15,000	1,114,800
The Progressive Corp.	31,400	4,492,084
Prudential Financial, Inc.	21,600	1,787,184
Reinsurance Group of America, Inc.	3,697	490,814
RenaissanceRe Holdings Ltd.	2,600	520,884
The Travelers Cos., Inc.	52,218	8,950,687
Unum Group	11,500	454,940
Voya Financial, Inc. (b)	7,300	521,658
W.R. Berkley Corp.	15,300	952,578
		61,252,420
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	18,146	1,321,210
Jones Lang LaSalle, Inc. (a)	3,500	509,215
		1,830,425
Real Estate Investment Trusts (REITS) — 0.8%
Equity LifeStyle Properties, Inc.	9,817	659,015
Life Storage, Inc.	6,500	852,085
Prologis, Inc.	20,950	2,613,932
Public Storage	1,500	453,210

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	42,877	$1,291,884
		5,870,126
		173,653,036
Industrial — 9.6%
Aerospace & Defense — 0.6%
L3 Harris Technologies, Inc.	19,474	3,821,578
Northrop Grumman Corp.	2,400	1,108,128
		4,929,706
Building Materials — 0.8%
Builders FirstSource, Inc. (a)	8,400	745,752
Carrier Global Corp.	71,407	3,266,870
Fortune Brands Innovations, Inc.	7,400	434,602
Masco Corp.	18,500	919,820
Owens Corning	7,600	728,080
		6,095,124
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	14,445	2,099,292
Electronics — 0.9%
Arrow Electronics, Inc. (a)	5,300	661,811
Honeywell International, Inc.	12,448	2,379,062
Hubbell, Inc.	4,726	1,149,883
Jabil, Inc.	10,600	934,496
Sensata Technologies Holding PLC	8,700	435,174
TD SYNNEX Corp.	5,500	532,345
TE Connectivity Ltd.	9,400	1,232,810
		7,325,581
Engineering & Construction — 0.0%
TopBuild Corp. (a)	900	187,326
Environmental Controls — 0.1%
Pentair PLC	9,400	519,538
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.	1,100	154,803
Snap-on, Inc.	3,700	913,493
		1,068,296
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	14,900	3,409,716
Oshkosh Corp.	3,300	274,494
		3,684,210
Machinery – Diversified — 0.7%
AGCO Corp.	4,250	574,600
Deere & Co.	8,500	3,509,480
Dover Corp.	10,800	1,640,952
		5,725,032

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.9%
Carlisle Cos., Inc.	2,900	$655,603
Eaton Corp. PLC	24,771	4,244,263
General Electric Co.	48,787	4,664,037
Parker-Hannifin Corp.	7,500	2,520,825
Siemens AG Registered	9,680	1,566,890
Textron, Inc.	16,000	1,130,080
		14,781,698
Packaging & Containers — 0.5%
Amcor PLC	110,200	1,254,076
Berry Global Group, Inc.	7,100	418,190
Crown Holdings, Inc.	9,500	785,745
Graphic Packaging Holding Co.	17,600	448,624
Packaging Corp. of America	6,600	916,278
Sonoco Products Co.	5,400	329,400
		4,152,313
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,400	496,848
Transportation — 3.1%
C.H. Robinson Worldwide, Inc.	6,800	675,716
CSX Corp.	195,657	5,857,970
Expeditors International of Washington, Inc.	9,100	1,002,092
FedEx Corp.	14,500	3,313,105
Knight-Swift Transportation Holdings, Inc.	9,100	514,878
Landstar System, Inc.	2,100	376,446
Norfolk Southern Corp.	7,784	1,650,208
Union Pacific Corp.	14,800	2,978,648
United Parcel Service, Inc. Class B	42,000	8,147,580
		24,516,643
		75,581,607
Technology — 9.0%
Computers — 1.8%
Accenture PLC Class A	3,700	1,057,497
CACI International, Inc. Class A (a)	1,200	355,536
Cognizant Technology Solutions Corp. Class A	8,300	505,719
Dell Technologies, Inc. Class C	13,400	538,814
DXC Technology Co. (a)	13,200	337,392
Hewlett Packard Enterprise Co.	90,900	1,448,037
HP, Inc.	90,700	2,662,045
International Business Machines Corp.	46,500	6,095,685
Leidos Holdings, Inc.	7,849	722,579
NetApp, Inc.	11,200	715,120
		14,438,424
Semiconductors — 5.5%
Applied Materials, Inc.	63,100	7,750,573
Broadcom, Inc.	6,800	4,362,472
KLA Corp.	10,676	4,261,539
Lam Research Corp.	13,600	7,209,632
Micron Technology, Inc.	98,300	5,931,422

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV	6,800	$1,268,030
QUALCOMM, Inc.	64,500	8,228,910
Skyworks Solutions, Inc.	9,200	1,085,416
Texas Instruments, Inc.	15,890	2,955,699
		43,053,693
Software — 1.7%
Activision Blizzard, Inc.	15,600	1,335,204
Concentrix Corp.	2,900	352,495
Fidelity National Information Services, Inc.	20,700	1,124,631
Fiserv, Inc. (a)	73,167	8,270,066
Microsoft Corp.	6,555	1,889,806
		12,972,202
		70,464,319
Utilities — 4.5%
Electric — 4.4%
Alliant Energy Corp.	13,800	736,920
Ameren Corp.	11,594	1,001,606
American Electric Power Co., Inc.	16,136	1,468,215
CenterPoint Energy, Inc.	18,200	536,172
DTE Energy Co.	6,800	744,872
Duke Energy Corp.	42,900	4,138,563
Edison International	19,600	1,383,564
Entergy Corp.	5,000	538,700
Evergy, Inc.	28,500	1,741,920
Eversource Energy	17,800	1,393,028
Exelon Corp.	68,600	2,873,654
FirstEnergy Corp.	16,964	679,578
NextEra Energy, Inc.	5,600	431,648
OGE Energy Corp.	11,561	435,387
Pinnacle West Capital Corp.	6,598	522,825
PPL Corp.	42,400	1,178,296
Public Service Enterprise Group, Inc.	37,100	2,316,895
Sempra Energy	29,682	4,486,731
The Southern Co.	105,824	7,363,234
Vistra Corp.	25,100	602,400
		34,574,208
Gas — 0.1%
National Fuel Gas Co.	4,100	236,734
UGI Corp.	12,100	420,596
		657,330
		35,231,538

TOTAL COMMON STOCK (Cost $657,360,126)		770,502,294

TOTAL EQUITIES (Cost $657,360,126)		770,502,294

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.3%

Diversified Financial Services — 1.3%
iShares Russell 1000 Value ETF	66,800	$10,170,968
		10,170,968

TOTAL MUTUAL FUNDS (Cost $9,843,675)		10,170,968

TOTAL LONG-TERM INVESTMENTS (Cost $667,203,801)		780,673,262

SHORT-TERM INVESTMENTS — 0.6%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	2,798	2,498

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$4,752,386	4,752,386

TOTAL SHORT-TERM INVESTMENTS (Cost $4,754,884)		4,754,884

TOTAL INVESTMENTS — 100.0% (Cost $671,958,685) (d)		785,428,146

Other Assets/(Liabilities) — 0.0%		247,585

NET ASSETS — 100.0%		$785,675,731

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $777,451 or 0.10% of net assets. The Fund received $794,229 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $4,752,957. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 10/31/24 - 03/31/25 and an aggregate market value, including accrued interest, of $4,847,598.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 2.1%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	321	$92,194
CF Industries Holdings, Inc.	507	36,753
Dow, Inc.	396	21,709
DuPont de Nemours, Inc.	561	40,263
FMC Corp.	118	14,411
Linde PLC	1,285	456,740
LyondellBasell Industries NV Class A	329	30,890
The Sherwin-Williams Co.	79	17,757
		710,717
Iron & Steel — 0.5%
Nucor Corp.	835	128,983
Reliance Steel & Aluminum Co.	307	78,819
Steel Dynamics, Inc.	457	51,668
		259,470
Mining — 0.1%
Newmont Corp.	355	17,402
Royal Gold, Inc.	134	17,381
Southern Copper Corp.	202	15,403
		50,186
		1,020,373
Communications — 3.8%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	501	18,657
Omnicom Group, Inc.	279	26,321
		44,978
Internet — 1.7%
Alphabet, Inc. Class A (a)	3,599	373,324
Alphabet, Inc. Class C (a)	3,128	325,312
Amazon.com, Inc. (a)	320	33,053
Booking Holdings, Inc. (a)	19	50,396
Palo Alto Networks, Inc. (a)	110	21,971
VeriSign, Inc. (a)	78	16,484
		820,540
Media — 0.2%
Comcast Corp. Class A	1,186	44,961

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FactSet Research Systems, Inc.	125	$51,886
		96,847
Telecommunications — 1.8%
Arista Networks, Inc. (a)	285	47,840
AT&T, Inc.	9,682	186,378
Cisco Systems, Inc.	7,483	391,174
Corning, Inc.	716	25,260
Juniper Networks, Inc.	411	14,147
Motorola Solutions, Inc.	329	94,137
T-Mobile US, Inc. (a)	758	109,789
Verizon Communications, Inc.	995	38,696
		907,421
		1,869,786
Consumer, Cyclical — 11.8%
Airlines — 0.0%
Southwest Airlines Co.	362	11,779
Apparel — 0.1%
NIKE, Inc. Class B	303	37,160
Auto Manufacturers — 0.5%
Cummins, Inc.	660	157,661
PACCAR, Inc.	1,315	96,258
		253,919
Auto Parts & Equipment — 0.0%
Gentex Corp.	518	14,519
Distribution & Wholesale — 0.6%
Copart, Inc. (a)	863	64,906
Fastenal Co.	1,025	55,289
LKQ Corp.	223	12,657
W.W. Grainger, Inc.	176	121,231
Watsco, Inc. (b)	87	27,680
		281,763
Retail — 10.6%
AutoZone, Inc. (a)	110	270,396
BJ's Wholesale Club Holdings, Inc. (a)	220	16,735
Casey's General Stores, Inc.	269	58,228
Chipotle Mexican Grill, Inc. (a)	25	42,707
Costco Wholesale Corp.	1,821	904,800
Dollar General Corp.	1,077	226,665
Dollar Tree, Inc. (a)	221	31,725
Genuine Parts Co.	654	109,421
The Home Depot, Inc.	1,611	475,438
Lowe's Cos., Inc.	753	150,577
Lululemon Athletica, Inc. (a)	88	32,049
McDonald's Corp.	1,873	523,710
O'Reilly Automotive, Inc. (a)	508	431,282
Ross Stores, Inc.	592	62,829
Starbucks Corp.	2,159	224,817
Target Corp.	289	47,867

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The TJX Cos., Inc.	5,218	$408,882
Tractor Supply Co.	378	88,845
Ulta Beauty, Inc. (a)	50	27,284
Walmart, Inc.	6,106	900,330
Yum! Brands, Inc.	859	113,457
		5,148,044
		5,747,184
Consumer, Non-cyclical — 33.3%
Agriculture — 2.3%
Altria Group, Inc.	3,934	175,535
Archer-Daniels-Midland Co.	4,716	375,677
Bunge Ltd.	133	12,704
Darling Ingredients, Inc. (a)	167	9,753
Philip Morris International, Inc.	5,794	563,466
		1,137,135
Beverages — 3.3%
Brown-Forman Corp. Class B	413	26,543
The Coca-Cola Co.	10,034	622,409
Constellation Brands, Inc. Class A	161	36,368
Keurig Dr Pepper, Inc.	877	30,941
Monster Beverage Corp. (a)	3,462	186,983
PepsiCo, Inc.	3,706	675,604
		1,578,848
Biotechnology — 4.4%
Amgen, Inc.	2,137	516,620
Biogen, Inc. (a)	44	12,233
Corteva, Inc.	3,387	204,270
Gilead Sciences, Inc.	3,781	313,710
Incyte Corp. (a)	523	37,797
Regeneron Pharmaceuticals, Inc. (a)	518	425,625
Royalty Pharma PLC Class A	379	13,656
United Therapeutics Corp. (a)	147	32,922
Vertex Pharmaceuticals, Inc. (a)	1,919	604,619
		2,161,452
Commercial Services — 2.4%
Automatic Data Processing, Inc.	2,821	628,039
Booz Allen Hamilton Holding Corp.	213	19,743
Cintas Corp.	231	106,879
CoStar Group, Inc. (a)	200	13,770
FTI Consulting, Inc. (a)	179	35,326
Gartner, Inc. (a)	165	53,752
Grand Canyon Education, Inc. (a)	192	21,869
H&R Block, Inc.	925	32,606
Moody's Corp.	164	50,188
Rollins, Inc.	1,943	72,921
S&P Global, Inc.	351	121,014
Service Corp. International	167	11,486
Verisk Analytics, Inc.	84	16,116
		1,183,709

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	2,532	$190,280
The Estee Lauder Cos., Inc. Class A	86	21,196
The Procter & Gamble Co.	5,605	833,407
		1,044,883
Food — 1.3%
Campbell Soup Co.	320	17,594
Conagra Brands, Inc.	318	11,944
General Mills, Inc.	1,497	127,934
The Hershey Co.	411	104,562
Hormel Foods Corp.	555	22,133
The J.M. Smucker Co.	139	21,874
Kellogg Co.	411	27,520
The Kraft Heinz Co.	589	22,777
The Kroger Co.	1,433	70,747
Lamb Weston Holdings, Inc.	163	17,037
Mondelez International, Inc. Class A	1,857	129,470
Sysco Corp.	851	65,723
		639,315
Health Care – Products — 1.3%
Abbott Laboratories	1,727	174,876
Boston Scientific Corp. (a)	1,050	52,531
Danaher Corp.	338	85,189
Globus Medical, Inc. Class A (a)	153	8,666
Hologic, Inc. (a)	430	34,701
IDEXX Laboratories, Inc. (a)	36	18,003
Intuitive Surgical, Inc. (a)	190	48,539
Medtronic PLC	664	53,532
ResMed, Inc.	139	30,440
Stryker Corp.	201	57,379
Thermo Fisher Scientific, Inc.	64	36,888
Waters Corp. (a)	120	37,156
		637,900
Health Care – Services — 2.7%
Chemed Corp.	66	35,492
Elevance Health, Inc.	266	122,310
HCA Healthcare, Inc.	74	19,512
Laboratory Corp. of America Holdings	48	11,012
Molina Healthcare, Inc. (a)	113	30,226
Quest Diagnostics, Inc.	198	28,013
UnitedHealth Group, Inc.	2,293	1,083,649
		1,330,214
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	150	13,261
Kimberly-Clark Corp.	548	73,553
		86,814
Pharmaceuticals — 13.2%
AbbVie, Inc.	4,343	692,144
AmerisourceBergen Corp.	1,285	205,741

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Becton Dickinson & Co.	75	$18,565
Bristol-Myers Squibb Co.	7,578	525,231
Cardinal Health, Inc.	2,004	151,302
The Cigna Corp.	367	93,780
CVS Health Corp.	1,735	128,928
Eli Lilly & Co.	3,161	1,085,551
Henry Schein, Inc. (a)	535	43,624
Johnson & Johnson	11,841	1,835,355
McKesson Corp.	1,288	458,592
Merck & Co., Inc.	6,581	700,153
Neurocrine Biosciences, Inc. (a)	142	14,373
Pfizer, Inc.	10,631	433,745
Zoetis, Inc.	78	12,982
		6,400,066
		16,200,336
Energy — 10.4%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	127	27,622
Oil & Gas — 10.1%
Chesapeake Energy Corp.	185	14,067
Chevron Corp.	11,108	1,812,381
ConocoPhillips	2,055	203,877
EOG Resources, Inc.	806	92,392
Exxon Mobil Corp.	22,453	2,462,196
Hess Corp.	133	17,601
Marathon Petroleum Corp.	567	76,449
Phillips 66	1,247	126,421
Pioneer Natural Resources Co.	179	36,559
Texas Pacific Land Corp.	5	8,505
Valero Energy Corp.	635	88,646
		4,939,094
Pipelines — 0.2%
Cheniere Energy, Inc.	182	28,683
Kinder Morgan, Inc.	1,492	26,125
The Williams Cos., Inc.	861	25,710
		80,518
		5,047,234
Financial — 13.2%
Banks — 0.1%
Bank of America Corp.	376	10,754
The Goldman Sachs Group, Inc.	49	16,028
JP Morgan Chase & Co.	250	32,578
Wells Fargo & Co.	346	12,933
		72,293
Diversified Financial Services — 5.2%
American Express Co.	285	47,011
Apollo Global Management, Inc.	297	18,758
BlackRock, Inc.	30	20,074

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cboe Global Markets, Inc.	208	$27,922
LPL Financial Holdings, Inc.	68	13,763
Mastercard, Inc. Class A	2,243	815,129
Nasdaq, Inc.	554	30,287
SEI Investments Co.	497	28,602
T. Rowe Price Group, Inc.	102	11,516
Visa, Inc. Class A	6,630	1,494,800
		2,507,862
Insurance — 7.3%
Aflac, Inc.	262	16,904
The Allstate Corp.	490	54,297
Aon PLC Class A	164	51,708
Arch Capital Group Ltd. (a)	623	42,283
Arthur J Gallagher & Co.	212	40,558
Berkshire Hathaway, Inc. Class B (a)	7,850	2,423,844
Brown & Brown, Inc.	221	12,690
Chubb Ltd.	488	94,760
Cincinnati Financial Corp.	360	40,349
Erie Indemnity Co. Class A	225	52,123
Everest Re Group Ltd.	44	15,753
Markel Corp. (a)	18	22,993
Marsh & McLennan Cos., Inc.	1,886	314,113
Old Republic International Corp.	516	12,885
The Progressive Corp.	1,321	188,982
The Travelers Cos., Inc.	173	29,654
W.R. Berkley Corp.	242	15,067
Willis Towers Watson PLC	473	109,916
		3,538,879
Private Equity — 0.1%
Blackstone, Inc.	514	45,150
Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	125	25,543
Extra Space Storage, Inc.	97	15,804
Prologis, Inc.	199	24,829
Public Storage	402	121,460
VICI Properties, Inc.	1,120	36,534
Weyerhaeuser Co.	1,015	30,582
		254,752
		6,418,936
Industrial — 7.8%
Aerospace & Defense — 2.8%
Curtiss-Wright Corp.	74	13,043
General Dynamics Corp.	564	128,710
HEICO Corp.	87	14,881
HEICO Corp. Class A	112	15,221
L3 Harris Technologies, Inc.	397	77,907
Lockheed Martin Corp.	1,661	785,205
Northrop Grumman Corp.	442	204,080
Raytheon Technologies Corp.	1,429	139,942
		1,378,989

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.2%
Carrier Global Corp.	331	$15,143
Johnson Controls International PLC	411	24,751
Lennox International, Inc.	58	14,574
Trane Technologies PLC	158	29,069
		83,537
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	258	37,495
Electronics — 0.9%
Agilent Technologies, Inc.	522	72,214
Allegion PLC	119	12,701
Amphenol Corp. Class A	421	34,404
Honeywell International, Inc.	886	169,332
Hubbell, Inc.	110	26,764
Keysight Technologies, Inc. (a)	254	41,016
Mettler-Toledo International, Inc. (a)	42	64,269
		420,700
Environmental Controls — 0.6%
Republic Services, Inc.	422	57,063
Tetra Tech, Inc.	141	20,714
Waste Management, Inc.	1,253	204,452
		282,229
Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	169	28,578
Snap-on, Inc.	258	63,697
		92,275
Machinery – Construction & Mining — 0.3%
BWX Technologies, Inc.	193	12,167
Caterpillar, Inc.	698	159,730
		171,897
Machinery – Diversified — 0.7%
AGCO Corp.	85	11,492
Deere & Co.	229	94,550
Graco, Inc.	515	37,600
IDEX Corp.	143	33,037
Nordson Corp.	104	23,115
Otis Worldwide Corp.	559	47,180
The Toro Co.	728	80,924
Westinghouse Air Brake Technologies Corp.	110	11,117
Xylem, Inc.	102	10,679
		349,694
Miscellaneous - Manufacturing — 0.6%
3M Co.	334	35,107
Donaldson Co., Inc.	325	21,236
Eaton Corp. PLC	339	58,084
Illinois Tool Works, Inc.	610	148,504

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Parker-Hannifin Corp.	95	$31,930
		294,861
Packaging & Containers — 0.1%
Amcor PLC	1,392	15,841
Ardagh Group SA (a) (b) (c) (d)	463	4,915
Packaging Corp. of America	175	24,295
		45,051
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	164	16,297
CSX Corp.	1,503	45,000
Expeditors International of Washington, Inc.	410	45,149
J.B. Hunt Transport Services, Inc.	251	44,041
Landstar System, Inc.	174	31,191
Norfolk Southern Corp.	191	40,492
Old Dominion Freight Line, Inc.	170	57,943
Union Pacific Corp.	594	119,548
United Parcel Service, Inc. Class B	1,203	233,370
		633,031
		3,789,759
Technology — 15.8%
Computers — 6.5%
Accenture PLC Class A	659	188,349
Amdocs Ltd.	801	76,920
Apple, Inc.	16,883	2,784,007
Cognizant Technology Solutions Corp. Class A	288	17,548
Fortinet, Inc. (a)	233	15,485
Hewlett Packard Enterprise Co.	662	10,545
International Business Machines Corp.	521	68,298
Leidos Holdings, Inc.	134	12,336
		3,173,488
Semiconductors — 2.1%
Analog Devices, Inc.	886	174,737
Applied Materials, Inc.	246	30,216
Broadcom, Inc.	140	89,816
Intel Corp.	451	14,734
KLA Corp.	213	85,023
QUALCOMM, Inc.	189	24,113
Texas Instruments, Inc.	3,280	610,113
		1,028,752
Software — 7.2%
Activision Blizzard, Inc.	2,795	239,224
Adobe, Inc. (a)	88	33,913
Broadridge Financial Solutions, Inc.	97	14,217
Cadence Design Systems, Inc. (a)	524	110,087
Electronic Arts, Inc.	768	92,506
Fair Isaac Corp. (a)	78	54,810
Fiserv, Inc. (a)	309	34,926
Jack Henry & Associates, Inc.	511	77,018

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	8,320	$2,398,656
MSCI, Inc.	123	68,842
Oracle Corp.	502	46,646
Paychex, Inc.	1,351	154,811
Roper Technologies, Inc.	37	16,305
Synopsys, Inc. (a)	314	121,282
VMware, Inc. Class A (a)	362	45,196
		3,508,439
		7,710,679
Utilities — 1.7%
Electric — 1.6%
The AES Corp.	471	11,342
Ameren Corp.	270	23,325
American Electric Power Co., Inc.	670	60,963
CMS Energy Corp.	339	20,808
Consolidated Edison, Inc.	534	51,088
Dominion Energy, Inc.	270	15,096
DTE Energy Co.	398	43,597
Duke Energy Corp.	729	70,327
Entergy Corp.	216	23,272
Eversource Energy	218	17,061
Exelon Corp.	1,010	42,309
FirstEnergy Corp.	382	15,303
NextEra Energy, Inc.	1,411	108,760
NRG Energy, Inc.	380	13,030
Pinnacle West Capital Corp.	144	11,411
PPL Corp.	845	23,482
Public Service Enterprise Group, Inc.	303	18,922
Sempra Energy	449	67,871
The Southern Co.	1,288	89,619
WEC Energy Group, Inc.	385	36,494
Xcel Energy, Inc.	660	44,510
		808,590
Gas — 0.1%
Atmos Energy Corp.	203	22,809
National Fuel Gas Co.	223	12,876
		35,685
		844,275

TOTAL COMMON STOCK (Cost $48,036,400)		48,648,562

TOTAL EQUITIES (Cost $48,036,400)		48,648,562

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%

Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	27,928	$27,928

TOTAL MUTUAL FUNDS (Cost $27,928)		27,928

TOTAL LONG-TERM INVESTMENTS (Cost $48,064,328)		48,676,490

TOTAL INVESTMENTS — 100.0% (Cost $48,064,328) (f)		48,676,490

Other Assets/(Liabilities) — (0.0)%		(17,887)

NET ASSETS — 100.0%		$48,658,603

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $38,697 or 0.08% of net assets. The Fund received $11,641 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $4,915 or 0.01% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.9%

BANK LOANS — 2.3%
Cosmetics & Personal Care — 0.3%
Journey Personal Care Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.409% VRN 3/01/28	$199,492	$152,404
Food — 0.3%
Florida Food Products LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
9.840% VRN 10/18/28	165,608	153,188
Lodging — 0.3%
Four Seasons Hotels Ltd., 2022 Term Loan B,
0.000% VRN11/30/29 (a)	179,876	179,677
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR CME + 4.175%
9.082% VRN 4/13/29	95,246	92,889
Software — 1.2%
Finastra USA, Inc., USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
12.075% VRN 6/13/25	475,000	379,568
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.212% VRN 12/01/27	168,725	137,813
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. USD SOFRTE + 7.500%
12.326% VRN 2/01/30	246,796	148,077
		665,458

TOTAL BANK LOANS (Cost $1,453,651)		1,243,616

CORPORATE DEBT — 91.6%
Advertising — 0.7%
CMG Media Corp.
8.875% 12/15/27 (b)	278,000	210,168
Stagwell Global LLC
5.625% 8/15/29 (b)	220,000	192,926
		403,094
Aerospace & Defense — 0.5%
Spirit AeroSystems, Inc.
9.375% 11/30/29 (b)	83,000	90,574
TransDigm, Inc.
6.750% 8/15/28 (b)	34,000	34,382

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Triumph Group, Inc.
9.000% 3/15/28 (b)	$164,000	$164,000
		288,956
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	130,000	129,558
Airlines — 2.8%
American Airlines, Inc.
11.750% 7/15/25 (b)	71,000	77,687
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	535,000	526,538
5.750% 4/20/29 (b)	229,000	219,704
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	135,022	128,184
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	225,248	224,522
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	134,000	134,863
United Airlines, Inc.
4.375% 4/15/26 (b)	122,000	116,850
4.625% 4/15/29 (b)	121,000	109,661
		1,538,009
Apparel — 0.1%
Hanesbrands, Inc.
9.000% 2/15/31 (b) (c)	32,000	32,760
Auto Manufacturers — 1.5%
Ford Motor Co.
3.250% 2/12/32	434,000	341,203
7.450% 7/16/31	153,000	161,751
Ford Motor Credit Co. LLC
4.000% 11/13/30	402,000	341,353
		844,307
Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	277,000	266,959
Biotechnology — 0.3%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (b)	347,000	169,350
Building Materials — 1.5%
Jeld-Wen, Inc.
4.875% 12/15/27 (b)	68,000	57,839
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (b)	222,000	196,225
9.750% 7/15/28 (b)	602,000	574,910
		828,974
Chemicals — 4.5%
Avient Corp.
7.125% 8/01/30 (b)	187,000	192,834

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Celanese US Holdings LLC
6.379% 7/15/32 (c)	$287,000	$290,742
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	595,000	511,819
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	294,000	247,216
Methanex Corp.
5.125% 10/15/27	144,000	135,667
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	326,000	269,723
Olympus Water US Holding Corp.
6.250% 10/01/29 (b) (c)	459,000	343,883
Polar US Borrower LLC / Schenectady International Group, Inc.
6.750% 5/15/26 (b)	314,000	161,474
Tronox, Inc.
4.625% 3/15/29 (b)	163,000	136,235
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	209,000	160,428
		2,450,021
Coal — 0.6%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (b)	290,000	302,779
Commercial Services — 3.4%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	378,000	353,454
APi Group DE, Inc.
4.750% 10/15/29 (b)	372,000	327,247
Carriage Services, Inc.
4.250% 5/15/29 (b)	92,000	75,775
The Hertz Corp.
5.000% 12/01/29 (b)	176,000	145,767
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (b)	418,000	390,830
PROG Holdings, Inc.
6.000% 11/15/29 (b)	304,000	258,402
Sabre GLBL, Inc.
7.375% 9/01/25 (b)	172,000	153,681
9.250% 4/15/25 (b)	171,000	159,557
		1,864,713
Computers — 0.7%
Presidio Holdings, Inc.
8.250% 2/01/28 (b)	289,000	274,602
Seagate HDD Cayman
9.625% 12/01/32 (b)	100,620	112,724
		387,326
Cosmetics & Personal Care — 0.8%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750% 1/15/29 (b)	446,000	416,447
Distribution & Wholesale — 0.9%
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (b)	185,000	157,964

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Resideo Funding, Inc.
4.000% 9/01/29 (b)	$372,000	$309,285
		467,249
Diversified Financial Services — 6.0%
Coinbase Global, Inc.
3.375% 10/01/28 (b)	168,000	102,529
3.625% 10/01/31 (b)	136,000	76,160
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	1,498,293	1,351,970
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	380,000	321,765
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	339,000	267,813
6.500% 5/01/28 (b)	270,000	229,684
OneMain Finance Corp.
4.000% 9/15/30	169,000	126,750
5.375% 11/15/29	177,000	148,904
PRA Group, Inc.
5.000% 10/01/29 (b) (c)	583,000	487,641
7.375% 9/01/25 (b)	168,000	167,118
		3,280,334
Electric — 1.9%
PG&E Corp.
5.000% 7/01/28	567,000	532,441
Pike Corp.
5.500% 9/01/28 (b)	593,000	518,875
		1,051,316
Electronics — 0.7%
Atkore, Inc.
4.250% 6/01/31 (b)	461,000	403,538
Engineering & Construction — 1.4%
Arcosa, Inc.
4.375% 4/15/29 (b)	230,000	204,553
Dycom Industries, Inc.
4.500% 4/15/29 (b)	99,000	89,347
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	126,000	103,950
7.500% 4/15/32 (b)	140,000	120,471
MasTec, Inc.
4.500% 8/15/28 (b) (c)	130,000	120,018
Railworks Holdings LP / Railworks Rally, Inc.
8.250% 11/15/28 (b)	117,000	108,810
		747,149
Entertainment — 0.7%
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	260,000	240,500
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	136,000	118,229
		358,729

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.3%
Harsco Corp.
5.750% 7/31/27 (b)	$188,000	$147,588
Food — 1.0%
Albertsons Cos. Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.500% 2/15/28 (b)	219,000	219,548
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (b)	420,000	348,167
		567,715
Hand & Machine Tools — 0.4%
Regal Rexnord Corp.
6.400% 4/15/33 (b)	230,000	229,984
Health Care – Products — 0.5%
Garden Spinco Corp.
8.625% 7/20/30 (b)	248,000	264,960
Health Care – Services — 8.1%
Centene Corp.
4.625% 12/15/29	629,000	596,336
Charles River Laboratories International, Inc.
3.750% 3/15/29 (b)	7,000	6,217
4.250% 5/01/28 (b)	329,000	307,906
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	108,000	79,733
5.250% 5/15/30 (b)	422,000	328,780
6.000% 1/15/29 (b)	184,000	155,642
6.125% 4/01/30 (b)	213,000	130,158
HCA, Inc.
3.500% 9/01/30	776,000	690,759
5.625% 9/01/28	673,000	680,332
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	187,000	173,964
Radiology Partners, Inc.
9.250% 2/01/28 (b)	655,000	361,888
Tenet Healthcare Corp.
4.375% 1/15/30	165,000	148,088
4.875% 1/01/26	179,000	175,484
6.125% 10/01/28	493,000	471,135
6.125% 6/15/30 (b)	96,000	94,704
		4,401,126
Home Builders — 1.9%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 8/01/29 (b)	198,000	160,380
M/I Homes, Inc.
4.950% 2/01/28	368,000	340,374
Mattamy Group Corp.
4.625% 3/01/30 (b)	617,000	536,530
		1,037,284
Insurance — 1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	362,000	357,927

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (b)	$430,269	$397,295
		755,222
Internet — 0.9%
Cars.com, Inc.
6.375% 11/01/28 (b)	254,000	240,030
Getty Images, Inc.
9.750% 3/01/27 (b)	74,000	73,907
Millennium Escrow Corp.
6.625% 8/01/26 (b)	168,000	109,200
Uber Technologies, Inc.
4.500% 8/15/29 (b)	78,000	71,078
		494,215
Investment Companies — 0.3%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	178,000	173,578
Leisure Time — 1.9%
Carnival Corp.
5.750% 3/01/27 (b)	205,000	168,612
6.000% 5/01/29 (b)	168,000	133,748
NCL Corp. Ltd.
5.875% 3/15/26 (b)	118,000	100,300
5.875% 2/15/27 (b)	49,000	46,047
8.375% 2/01/28 (b)	100,000	100,343
NCL Finance Ltd.
6.125% 3/15/28 (b) (c)	94,000	76,163
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (b)	266,000	248,856
5.500% 4/01/28 (b)	77,000	67,665
Viking Cruises Ltd.
7.000% 2/15/29 (b)	126,000	108,089
		1,049,823
Lodging — 1.0%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (b)	199,000	169,948
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	155,000	148,025
Travel & Leisure Co.
6.625% 7/31/26 (b)	213,000	213,827
		531,800
Media — 6.2%
Altice Financing SA
5.000% 1/15/28 (b)	152,000	125,263
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	486,000	380,110
4.500% 5/01/32	95,000	77,693
5.000% 2/01/28 (b)	130,000	119,925
5.375% 6/01/29 (b)	162,000	148,756

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CSC Holdings LLC
4.625% 12/01/30 (b)	$311,000	$153,354
7.500% 4/01/28 (b)	75,000	47,813
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b) (c)	157,000	119,320
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (b)	321,000	289,044
DISH DBS Corp.
5.250% 12/01/26 (b)	53,000	42,003
5.750% 12/01/28 (b)	68,000	50,745
7.375% 7/01/28	32,000	18,251
DISH Network Corp.
3.375% 8/15/26	680,000	350,200
Gray Escrow II, Inc.
5.375% 11/15/31 (b)	246,000	163,344
iHeartCommunications, Inc.
8.375% 5/01/27 (c)	172,710	125,920
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (b)	223,000	187,848
6.750% 10/15/27 (b)	283,000	263,711
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	333,000	259,412
Univision Communications, Inc.
7.375% 6/30/30 (b)	71,000	67,126
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	280,000	240,747
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	200,000	177,750
		3,408,335
Mining — 2.1%
Arconic Corp.
6.125% 2/15/28 (b)	178,000	175,306
Compass Minerals International, Inc.
4.875% 7/15/24 (b)	294,000	279,203
First Quantum Minerals Ltd.
6.875% 10/15/27 (b)	400,000	388,204
Novelis Corp.
3.250% 11/15/26 (b)	48,000	43,865
3.875% 8/15/31 (b)	341,000	282,604
		1,169,182
Miscellaneous - Manufacturing — 0.3%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	175,000	170,188
Oil & Gas — 9.2%
Apache Corp.
4.750% 4/15/43	65,000	48,588
5.100% 9/01/40	130,000	110,175
5.350% 7/01/49	197,000	152,014
Chesapeake Energy Corp.
5.875% 2/01/29 (b)	205,000	195,137
Comstock Resources, Inc.
5.875% 1/15/30 (b)	114,000	97,943
6.750% 3/01/29 (b)	126,000	114,818

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVR Energy, Inc.
5.750% 2/15/28 (b)	$350,000	$321,174
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250% 11/01/28 (b)	365,000	346,377
Murphy Oil Corp.
6.375% 7/15/28	182,000	179,199
Nabors Industries Ltd.
7.250% 1/15/26 (b)	339,000	320,308
7.500% 1/15/28 (b)	169,000	155,764
Nabors Industries, Inc.
5.750% 2/01/25	55,000	53,281
7.375% 5/15/27 (b)	227,000	221,892
Neptune Energy Bondco PLC
6.625% 5/15/25 (b)	594,000	575,741
Occidental Petroleum Corp.
6.125% 1/01/31	387,000	401,675
6.200% 3/15/40	397,000	399,144
6.450% 9/15/36	215,000	225,520
6.950% 7/01/24	42,000	42,529
Parkland Corp.
4.625% 5/01/30 (b)	105,000	93,345
5.875% 7/15/27 (b)	269,000	260,954
Range Resources Corp. Co.
8.250% 1/15/29	123,000	127,893
Southwestern Energy Co.
4.750% 2/01/32	109,000	96,246
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	172,000	169,813
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	23,563	23,091
Transocean, Inc.
7.250% 11/01/25 (b)	172,000	162,540
7.500% 1/15/26 (b)	140,000	127,114
		5,022,275
Oil & Gas Services — 0.7%
Weatherford International Ltd.
6.500% 9/15/28 (b)	19,000	19,033
8.625% 4/30/30 (b)	368,000	376,486
		395,519
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, SERIES 144A, 144A,
4.000% 9/01/29 (b)	54,000	42,255
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (b)	79,000	76,037
8.750% 4/15/30 (b)	177,000	160,847
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	143,000	123,665
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (b)	312,000	312,000
9.250% 4/15/27 (b)	446,000	412,099
Trident TPI Holdings, Inc.
9.250% 8/01/24 (b)	291,000	288,061
		1,414,964

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.4%
1375209 BC Ltd.
9.000% 1/30/28 (b)	$136,000	$134,980
AdaptHealth LLC
5.125% 3/01/30 (b)	365,000	309,639
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	215,000	126,850
11.000% 9/30/28 (b)	242,000	176,584
14.000% 10/15/30 (b)	47,000	26,459
Jazz Securities DAC
4.375% 1/15/29 (b)	187,000	171,572
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (b)	180,000	164,540
Perrigo Finance Unlimited Co.
4.400% STEP 6/15/30	194,000	174,152
		1,284,776
Pipelines — 6.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (b)	273,000	256,931
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	379,000	340,664
EnLink Midstream LLC
5.375% 6/01/29	173,000	166,513
EnLink Midstream Partners LP
4.850% 7/15/26	56,000	53,900
5.450% 6/01/47	97,000	77,307
5.600% 4/01/44	257,000	208,170
EQM Midstream Partners LP
4.500% 1/15/29 (b)	157,000	133,450
6.000% 7/01/25 (b)	67,000	66,236
6.500% 7/01/27 (b)	151,000	146,361
Genesis Energy LP / Genesis Energy Finance Corp.
8.875% 4/15/30	105,000	106,743
Harvest Midstream I LP
7.500% 9/01/28 (b)	514,000	512,623
ITT Holdings LLC
6.500% 8/01/29 (b)	565,000	477,041
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (b)	350,000	337,766
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
7.500% 10/01/25 (b)	171,000	170,927
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	133,000	119,966
4.125% 8/15/31 (b)	152,000	133,544
Western Midstream Operating LP
5.450% 4/01/44	202,000	176,148
		3,484,290
Real Estate — 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (b)	311,000	232,771
Real Estate Investment Trusts (REITS) — 2.6%
Host Hotels & Resorts LP
2.900% 12/15/31	199,000	155,135

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (b)	$425,000	$309,187
MPT Operating Partnership LP / MPT Finance Corp.
5.000% 10/15/27 (c)	189,000	155,453
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	107,000	97,600
4.000% 9/15/29 (b)	126,000	104,802
Service Properties Trust
3.950% 1/15/28	73,000	56,967
4.375% 2/15/30	115,000	85,812
4.950% 2/15/27	58,000	49,098
7.500% 9/15/25	267,000	263,462
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750% 4/15/28 (b)	180,000	139,127
		1,416,643
Retail — 3.4%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (b)	148,000	132,460
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	85,845
6.875% 11/01/35	222,000	200,123
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (b)	404,000	317,140
Macy's Retail Holdings LLC
5.875% 4/01/29 (b)	40,000	36,999
5.875% 3/15/30 (b)	71,000	63,012
6.125% 3/15/32 (b)	78,000	68,663
Nordstrom, Inc.
5.000% 1/15/44 (c)	331,000	208,156
Sonic Automotive, Inc.
4.625% 11/15/29 (b) (c)	149,000	124,868
4.875% 11/15/31 (b) (c)	63,000	50,776
Staples, Inc.
7.500% 4/15/26 (b)	160,000	139,918
10.750% 4/15/27 (b)	216,000	156,600
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	192,000	167,760
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (b)	145,000	129,466
		1,881,786
Software — 1.2%
AthenaHealth Group, Inc.
6.500% 2/15/30 (b)	340,000	275,193
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b) (c)	165,000	143,346
Open Text Holdings, Inc.
4.125% 2/15/30 (b)	32,000	27,435
4.125% 12/01/31 (b)	10,000	8,255
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	304,000	229,059
		683,288

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 5.6%
Altice France Holding SA
10.500% 5/15/27 (b)	$74,000	$56,610
Altice France SA
5.125% 7/15/29 (b)	368,000	276,920
Connect Finco SARL / Connect US Finco LLC
6.750% 10/01/26 (b)	122,000	114,680
Frontier Communications Holdings LLC
6.000% 1/15/30 (b) (c)	964,000	733,165
GoTo Group, Inc.
5.500% 9/01/27 (b)	103,000	52,873
Intelsat Jackson Holdings S.A.
6.500% 3/15/30 (b)	158,000	144,843
Sprint Capital Corp.
6.875% 11/15/28	476,000	512,414
8.750% 3/15/32	671,000	817,949
T-Mobile USA, Inc.
3.375% 4/15/29	357,000	325,940
		3,035,394
Transportation — 1.1%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	191,000	141,345
Seaspan Corp.
5.500% 8/01/29 (b)	571,000	445,279
		586,624

TOTAL CORPORATE DEBT (Cost $56,036,649)		50,070,898

TOTAL BONDS & NOTES (Cost $57,490,300)		51,314,514

	Number of Shares
MUTUAL FUNDS — 5.2%
Diversified Financial Services — 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,865,458	2,865,458

TOTAL MUTUAL FUNDS (Cost $2,865,458)		2,865,458

TOTAL LONG-TERM INVESTMENTS (Cost $60,355,758)		54,179,972

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Commercial Paper — 3.7%
The J M Smucker Co.
5.325% 4/03/23	$2,000,000	1,999,153
		1,999,153

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$648,611	$648,611

TOTAL SHORT-TERM INVESTMENTS (Cost $2,648,028)		2,647,764

TOTAL INVESTMENTS — 104.0% (Cost $63,003,786) (f)		56,827,736

Other Assets/(Liabilities) — (4.0)%		(2,166,035)

NET ASSETS — 100.0%		$54,661,701

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $38,258,573 or 69.99% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $2,931,746 or 5.36% of net assets. The Fund received $131,454 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $648,689. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $661,666.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 86.3%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.7%
Automobile Asset-Backed Securities — 3.9%
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	$1,239,481	$1,132,438
Drive Auto Receivables Trust, Series 2021-1, Class C
1.020% 6/15/27	923,211	906,193
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	3,400,000	3,126,589
Onemain Direct Auto Receivable Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	766,955
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,306,000	2,175,083
		8,107,258
Commercial Mortgage-Backed Securities — 5.7%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
6.184% FRN 7/15/35 (a)	1,000,000	951,079
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114%
6.942% FRN 10/15/36 (a)	1,487,500	1,437,369
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
6.434% FRN 12/15/37 (a)	308,865	301,144
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,397,670
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 6.284% FRN 5/15/36 (a)	3,990,073	3,900,363
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 6.834% FRN 5/15/36 (a)	2,493,796	2,401,238
KNDL Mortgage Trust

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-KNSQ, Class D, FRN, 144A, 1 mo. USD LIBOR + 1.350% 6.034% FRN 5/15/36 (a)	$1,000,000	$975,642
Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 6.484% FRN 5/15/36 (a)	476,000	463,663
		11,828,168
Home Equity Asset-Backed Securities — 0.9%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
5.295% FRN 6/25/36	82,817	82,425
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .435%
5.280% FRN 8/25/36	229,404	227,581
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
5.460% FRN 4/25/36	1,315,935	1,279,096
Residential Asset Securities Trust, Series 2005-EMX1, Class M1, 1 mo. USD LIBOR + .645%
5.490% FRN 3/25/35	341,576	340,226
		1,929,328
Other Asset-Backed Securities — 20.9%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 4.884% FRN 3/15/41 (a)	10,603	10,587
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 4.884% FRN 9/15/41 (a)	51,422	50,529
ACHV ABS Trust, Series 2023-1PL, Class A
6.420% 3/18/30 (a)	335,133	334,767
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	1,146,905	1,119,837
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	648,770	623,090
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	1,828,916	1,780,614
Series 2018-A, Class A, 1.900% 1/15/25 (a)	428,767	426,403
Series 2022-Z1, Class A, 4.550% 6/15/27 (a)	585,618	576,784
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	839,181	802,563
Series 2023-A, Class A, 5.550% 4/17/36 (a)	1,500,000	1,487,654
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	1,104,358	1,040,417

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	$6,125	$6,109
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	301,107	298,446
Series 2016-A, Class B, 3.220% 4/25/28 (a)	57,399	56,891
Series 2017-A, Class C, 3.310% 3/25/30 (a)	171,724	161,849
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	1,042,272	1,013,745
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	694,930	673,041
Series 2019-1A, Class A, 3.630% 2/18/31 (a)	5,846	5,838
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 5.005% FRN 11/25/36	338,149	329,062
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 5.565% FRN 10/25/35	61,147	61,018
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	2,576,790	2,344,645
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 5.412% FRN 11/01/23 (a)	5,378,619	5,373,590
Series 2022-1A, Class C, 30 day SOFR + 3.500% 8.017% FRN 4/01/24 (a)	1,700,000	1,699,993
Series 2022-3A, Class B, 30 day SOFR + 4.000% 8.517% FRN 11/01/24 (a)	1,000,000	1,000,568
Series 2022-1A, Class E, 30 day SOFR + 5.750% 10.267% FRN 4/01/24 (a)	800,000	799,995
Hilton Grand Vacations Trust
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	105,174	103,602
Series 2022-2A, Class C, 5.570% 1/25/37 (a)	626,773	609,302
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
5.105% FRN 3/25/37	162,768	155,372
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
6.909% FRN 2/15/39 (a)	700,000	643,506
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
6.032% FRN 7/15/27 (a)	179,273	179,215
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	3,693,920	3,609,179
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class AT1, ABS, 144A, 1.426% 8/15/53 (a)	2,250,000	2,215,406
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,100,000	1,075,965
NP SPE II LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	170,240	159,426

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oportun Funding LLC, Series 2022-1, Class A
3.250% 6/15/29 (a)	$1,048,788	$1,032,684
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	52,328	50,261
Pagaya AI Debt Selection Trust
Series 2021-3, Class A, 1.150% 5/15/29 (a)	995,409	978,618
Series 2022-1, Class A, 2.030% 10/15/29 (a)	6,118,683	5,913,938
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	670,521	634,769
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	1,171,781	1,101,204
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	154,403	147,605
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	171,691	163,461
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	139,698	132,755
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
5.580% FRN 3/25/35	322,823	319,853
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 5.015% FRN 1/25/37	157,975	153,721
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 5.490% FRN 2/25/36	203,327	202,659
Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200% 6.045% FRN 11/25/35 (a)	438,481	425,674
Upstart Securitization Trust, Series 2021-4, Class A
0.840% 9/20/31 (a)	1,648,200	1,621,578
		43,707,788
Student Loans Asset-Backed Securities — 7.2%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
5.201% FRN 3/28/68	1,754,286	1,694,670
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
5.320% FRN 1/15/37	246,337	207,337
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	134,380	104,989
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	12,309
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
5.695% FRN 5/27/42 (a)	341,212	341,232
Edsouth Indenture No 10 LLC, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
6.345% FRN 12/25/58 (a)	1,000,000	999,849

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Edsouth Indenture No. 9 LLC, No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%
5.645% FRN 10/25/56 (a)	$207,116	$203,863
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
5.595% FRN 8/25/42 (a)	169,543	165,589
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
5.658% FRN 8/25/48 (a)	97,470	94,787
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
5.152% FRN 6/28/39 (a)	302,389	271,978
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	108,084	106,101
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%
5.884% FRN 12/15/28 (a)	35,983	35,966
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	1,931,858	1,687,052
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	349,679	320,965
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%
5.995% FRN 7/26/66 (a)	330,370	325,927
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
6.595% FRN 12/26/40 (a)	2,004	2,004
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 5.018% FRN 1/25/38	436,227	384,261
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 5.117% FRN 3/23/37	854,830	779,162
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 5.168% FRN 10/25/40	870,503	811,823
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 5.384% FRN 6/25/41	188,373	170,234
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 6/25/41 (a)	375,000	371,036
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 5.096% FRN 12/15/39	735,928	661,389
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 5.146% FRN 3/15/40	1,113,277	1,027,242
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 4.958% FRN 10/25/28	36,751	36,694
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 5.018% FRN 1/25/70	226,209	212,659
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.028% FRN 10/25/40	310,956	290,319
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 5.038% FRN 1/25/41	304,550	282,041
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.128% FRN 1/25/55	274,391	250,460

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 5.278% FRN 1/25/40	$281,990	$255,188
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 5.288% FRN 10/25/64	182,973	173,475
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 5.516% FRN 12/15/38	262,681	249,906
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 5.404% FRN 1/15/37 (a)	650,339	634,934
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 5.554% FRN 7/15/36 (a)	827,663	816,537
Series 2014-A, Class A3, 1 mo. USD LIBOR + 1.500% 6.184% FRN 4/15/32 (a)	506,022	505,275
SoFi Alternative Trust, Series 2019-C, Class PT,
5.392% VRN 1/25/45 (a) (b)	576,418	540,448
SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 1 mo. USD LIBOR + .700%
5.545% FRN 3/26/40 (a)	26,093	26,052
		15,053,753
Whole Loan Collateral Collateralized Mortgage Obligations — 12.1%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (b)	981,281	858,379
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b)	2,003,183	1,838,364
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
5.500% FRN 8/25/49 (a)	833,706	775,695
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	6,576,048	5,736,797
Lakeview Trust
Series 2022-1, Class M3, 4.585% 4/25/52 (a)	700,000	660,599
Series 2022-3, Class M3, 5.437% 5/29/52 (a)	1,300,000	1,230,036
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
5.595% FRN 5/25/55 (a)	4,044,733	3,989,516
Oceanview Trust
Series 2021-1, Class A, 1.219% 12/29/51 (a)	1,518,485	1,458,530
Series 2021-1, Class M3, 3.090% 12/29/51 (a)	2,000,000	1,876,102
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	1,333,034	1,020,342
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 5.795% FRN 2/25/60 (a)	363,377	337,577
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
7.695% FRN 2/25/25 (a)	440,000	439,606

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	$722,253	$646,319
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	919,707	873,647
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	3,074,101	2,608,494
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	772,330	638,964
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	304,176	292,305
		25,281,272

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $110,678,638)		105,907,567

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 10.6%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.175% 4.377% 3/01/37	85,655	87,167
Whole Loans — 10.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 30 day SOFR + .800% 5.360% FRN 10/25/41 (a)	5,876,124	5,829,578
Series 2021-HQA3, Class M1, 30 day SOFR + .850% 5.410% FRN 9/25/41 (a)	6,477,282	6,249,233
Series 2021-DNA7, Class M1, 30 day SOFR + .850% 5.410% FRN 11/25/41 (a)	2,350,239	2,314,321
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 6.545% FRN 1/25/50 (a)	1,005,791	1,006,732
Series 2022-DNA3, Class M1A, 30 day SOFR + 2.000% 6.560% FRN 4/25/42 (a)	1,920,975	1,920,965
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 6.945% FRN 9/25/48 (a)	629,836	633,012
Series 2020-DNA5, Class M2, 30 day SOFR + 2.800% 7.360% FRN 10/25/50 (a)	184,012	186,197
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, REMICS, Series 2022-DNA5, Class M1A, 30 day SOFR + 2.950%
7.510% FRN 6/25/42 (a)	593,036	603,274
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 6.995% FRN 9/25/31 (a)	471,480	471,926

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 7.145% FRN 8/25/31 (a)	$197,539	$197,848
Series 2022-R07, Class 1M1, 30 day SOFR + 2.950% 7.518% FRN 6/25/42 (a)	2,542,056	2,584,159
		21,997,245

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $22,397,463)		22,084,412

U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Bonds & Notes — 25.0%
U.S. Treasury Inflation Index
0.125% 2/15/52	1,020,709	707,917
U.S. Treasury Inflation Index
0.125% 10/15/25	1,901,972	1,843,674
0.125% 4/15/26	1,368,588	1,313,002
0.125% 7/15/26	1,684,503	1,622,091
0.125% 10/15/26	1,915,463	1,838,769
0.125% 4/15/27	2,118,620	2,017,282
0.125% 1/15/30	1,569,375	1,462,047
0.125% 7/15/30	2,216,445	2,061,575
0.125% 1/15/31	2,269,196	2,096,391
0.125% 7/15/31	2,120,267	1,951,847
0.125% 1/15/32	2,373,734	2,166,913
0.125% 2/15/51	746,727	516,926
0.250% 7/15/29	1,403,136	1,329,019
0.250% 2/15/50	698,016	505,816
0.375% 7/15/25 (d)	2,137,785	2,091,000
0.375% 1/15/27	1,795,361	1,730,525
0.375% 7/15/27	1,772,747	1,711,791
0.500% 1/15/28	1,818,825	1,755,877
0.625% 1/15/26	1,730,623	1,692,225
0.625% 7/15/32	2,470,584	2,358,539
0.625% 2/15/43	520,364	438,950
0.750% 7/15/28	1,459,399	1,430,568
0.750% 2/15/42	1,058,920	923,815
0.750% 2/15/45	1,212,984	1,032,150
0.875% 1/15/29	1,184,520	1,163,224
0.875% 2/15/47	867,321	749,877
1.000% 2/15/46	631,145	564,018
1.000% 2/15/48	606,445	538,996
1.000% 2/15/49	534,870	474,556

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.125% 1/15/33	$1,406,126	$1,401,677
1.375% 2/15/44	1,219,173	1,180,538
1.500% 2/15/53	452,786	459,259
1.625% 10/15/27	2,120,307	2,160,684
1.750% 1/15/28	785,224	803,485
2.000% 1/15/26	904,164	917,091
2.125% 2/15/40	415,140	458,070
2.125% 2/15/41	614,601	677,874
2.375% 1/15/27	815,716	845,596
2.500% 1/15/29	835,848	894,578
3.375% 4/15/32	421,258	497,754
3.625% 4/15/28	832,149	928,204
3.875% 4/15/29	909,690	1,048,107
		52,362,297

TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,420,885)		52,362,297

TOTAL BONDS & NOTES (Cost $188,496,986)		180,354,276

TOTAL LONG-TERM INVESTMENTS (Cost $188,496,986)		180,354,276

SHORT-TERM INVESTMENTS — 12.2%
Commercial Paper — 10.5%
Amcor Finance USA, Inc.
5.933% 4/24/23 (a)	1,000,000	996,365
Amcor Flexibles North America, Inc.
5.009% 4/06/23 (a)	1,000,000	999,148
BAT International Finance PLC
6.041% 5/22/23 (a)	3,000,000	2,976,557
Dollar General Corp.
5.827% 5/08/23 (a)	2,000,000	1,988,727
Fidelity National Information Services, Inc.
5.817% 4/11/23 (a)	3,000,000	2,995,296
Ingredion, Inc.
5.156% 4/06/23 (a)	2,000,000	1,998,303
Nutrien Ltd.
5.000% 4/04/23 (a)	3,000,000	2,998,297
Oracle Corp.
5.017% 4/14/23 (a)	3,000,000	2,994,511

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Suncor Energy, Inc.
5.186% 4/27/23 (a)	$1,000,000	$996,042
Tampa Electric Co.
5.704% 4/26/23 (a)	3,000,000	2,988,512
		21,931,758
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	3,520,700	3,520,700

TOTAL SHORT-TERM INVESTMENTS (Cost $25,451,471)		25,452,458

TOTAL INVESTMENTS — 98.5% (Cost $213,948,457) (f)		205,806,734

Other Assets/(Liabilities) — 1.5%		3,058,682

NET ASSETS — 100.0%		$208,865,416

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $137,160,066 or 65.67% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $3,521,123. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $3,591,201.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Long Bond	6/21/23	2	$(248,494)	$(13,819)
U.S. Treasury Ultra 10 Year	6/21/23	9	(1,053,111)	(37,155)
U.S. Treasury Note 2 Year	6/30/23	240	(49,000,488)	(548,262)
U.S. Treasury Note 5 Year	6/30/23	12	(1,282,447)	(31,647)
				$(630,883)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Fixed 2.460%	Maturity	U.S, Consumer Price Index	Maturity	3/23/25	USD	10,000,000	$32,758	$—	$32,758
12-Month USD SOFR	Annually	Fixed 4.661%	Annually	5/08/25	USD	14,400,000	177,997	—	177,997
12-Month USD SOFR	Annually	Fixed 4.864%	Annually	6/13/25	USD	28,600,000	516,729	—	516,729
Fixed 3.905%	Annually	12-Month USD SOFR	Annually	5/08/33	USD	3,300,000	(198,424)	—	(198,424)
Fixed 3.646%	Annually	12-Month USD SOFR	Annually	6/13/33	USD	6,500,000	(259,491)	—	(259,491)
							$269,569	$—	$269,569

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Fed Funds +12.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/31/23	30,058,617	$444,331	$—	$444,331
Fed Funds +15.8 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	8/31/23	39,385,026	1,137,881	—	1,137,881
Fed Funds +9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	7/31/23	37,922,097	560,570	—	560,570
Fed Funds +9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/31/23	35,834,554	1,035,303	—	1,035,303
							$3,178,085	$—	$3,178,085

Currency Legend

USD	U.S. Dollar

MML iShares 60/40 Allocation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Diversified Financial Services — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	28,989	$1,465,104
iShares 20+ Year Treasury Bond ETF	5,598	595,459
iShares Broad USD High Yield Corporate Bond ETF	8,306	295,278
iShares Core Dividend Growth ETF	17,717	885,673
iShares Core International Aggregate Bond ETF	2,989	146,312
iShares Core MSCI Emerging Markets ETF	11,947	582,894
iShares Core MSCI International Developed Markets ETF	63,058	3,813,117
iShares Core S&P 500 ETF	6,480	2,663,798
iShares Core S&P Mid-Cap ETF	2,374	593,880
iShares Core S&P Total US Stock Market ETF	101,432	9,184,668
iShares Core U.S. Aggregate Bond ETF	92,716	9,238,222

TOTAL MUTUAL FUNDS (Cost $31,653,861)		29,464,405

TOTAL LONG-TERM INVESTMENTS (Cost $31,653,861)		29,464,405

TOTAL INVESTMENTS — 99.9% (Cost $31,653,861) (a)		29,464,405

Other Assets/(Liabilities) — 0.1%		26,661

NET ASSETS — 100.0%		$29,491,066

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML iShares 80/20 Allocation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.6%

Diversified Financial Services — 100.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	43,706	$2,208,901
iShares 20+ Year Treasury Bond ETF	4,199	446,648
iShares Broad USD High Yield Corporate Bond ETF	12,532	445,512
iShares Core Dividend Growth ETF	26,711	1,335,283
iShares Core International Aggregate Bond ETF	9,013	441,186
iShares Core MSCI Emerging Markets ETF	45,029	2,196,965
iShares Core MSCI International Developed Markets ETF (a)	109,696	6,633,317
iShares Core S&P 500 ETF	8,684	3,569,819
iShares Core S&P Mid-Cap ETF	7,159	1,790,895
iShares Core S&P Total US Stock Market ETF	221,987	20,100,923
iShares Core U.S. Aggregate Bond ETF	53,251	5,305,930
State Street Navigator Securities Lending Government Money Market Portfolio (b)	297,575	297,575

TOTAL MUTUAL FUNDS (Cost $47,044,269)		44,772,954

TOTAL LONG-TERM INVESTMENTS (Cost $47,044,269)		44,772,954

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$801,558	801,558

TOTAL SHORT-TERM INVESTMENTS (Cost $801,558)		801,558

TOTAL INVESTMENTS — 102.4% (Cost $47,845,827) (d)		45,574,512

Other Assets/(Liabilities) — (2.4)%		(1,073,686)

NET ASSETS — 100.0%		$44,500,826

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $291,338 or 0.65% of net assets. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $801,654. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $817,675.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.6%

CORPORATE DEBT — 37.9%
Aerospace & Defense — 0.2%
The Boeing Co.
5.930% 5/01/60	$605,000	$602,170
Raytheon Technologies Corp.
5.375% 2/27/53	833,000	873,628
		1,475,798
Agriculture — 0.8%
BAT Capital Corp.
2.259% 3/25/28	725,000	618,841
3.462% 9/06/29	1,075,000	949,319
4.758% 9/06/49	540,000	412,825
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,739,000	1,560,819
6.125% 7/27/27 (a)	750,000	768,338
Reynolds American, Inc.
5.850% 8/15/45	985,000	886,768
Viterra Finance BV
3.200% 4/21/31 (a)	1,315,000	1,037,417
		6,234,327
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,195,520	1,111,450
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	330,574	312,156
		1,423,606
Auto Manufacturers — 0.4%
General Motors Co.
5.150% 4/01/38	800,000	719,869
General Motors Financial Co., Inc.
3.100% 1/12/32	1,750,000	1,424,811
Nissan Motor Co. Ltd.
4.345% 9/17/27 (a)	611,000	574,019
		2,718,699
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,325,000	866,707
Banks — 8.2%
AIB Group PLC SOFR + 3.456%
7.583% VRN 10/14/26 (a)	406,000	416,152

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	$2,600,000	$2,162,680
Bank of America Corp.
SOFR + 1.220% 2.299% VRN 7/21/32	1,355,000	1,091,553
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	1,986,445
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	1,827,495
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,027,756
6.110% 1/29/37	1,550,000	1,629,457
7.750% 5/14/38	400,000	478,453
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
7.454% VRN (b)	3,575,000	3,187,470
Barclays PLC
4.337% 1/10/28	920,000	875,300
5.200% 5/12/26	1,320,000	1,262,472
5 year CMT + 5.431% 8.000% VRN (b)	1,382,000	1,179,882
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	1,860,000	1,392,545
Citigroup, Inc.
6.625% 6/15/32	1,525,000	1,633,531
3 mo. USD LIBOR + 4.068% 8.870% VRN 12/31/99 (b)	890,000	884,437
Credit Suisse AG
7.950% 1/09/25	1,900,000	1,931,369
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	2,500,000	2,104,350
SOFR + 3.340% 6.373% VRN 7/15/26 (a)	892,000	862,024
6.500% 8/08/23 (a)	1,630,000	1,552,575
Deutsche Bank AG SOFR + 1.318%
2.552% VRN 1/07/28	1,290,000	1,094,128
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	3,105,000	2,841,659
First Republic Bank
4.375% 8/01/46	1,700,000	918,000
The Goldman Sachs Group, Inc.
SOFR + 1.410% 3.102% VRN 2/24/33	1,500,000	1,283,791
6.750% 10/01/37	1,795,000	1,939,056
HSBC Holdings PLC
SOFR + 1.290% 1.589% VRN 5/24/27	699,000	615,542
SOFR + 1.285% 2.206% VRN 8/17/29	1,203,000	1,007,824
SOFR + 1.970% 6.161% VRN 3/09/29	1,840,000	1,889,285
SOFR + 3.350% 7.390% VRN 11/03/28	2,225,000	2,366,232
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	863,904
5.600% 7/15/41	1,125,000	1,167,970
Lloyds Banking Group PLC 1 year CMT + 3.750%
7.953% VRN 11/15/33	1,030,000	1,138,586
Macquarie Bank Ltd. 5 year CMT + 1.700%
3.052% VRN 3/03/36 (a)	2,665,000	2,030,404
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	950,000	846,979
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.380%
5.422% VRN 2/22/29	554,000	558,705
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	2,780,000	2,356,050
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	964,154
SOFR + 2.620% 5.297% VRN 4/20/37	2,320,000	2,184,787
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,960,000	2,389,146

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Natwest Group PLC 1 year CMT + 1.350%
5.847% VRN 3/02/27	$622,000	$623,128
SVB Financial Group 5 year CMT + 3.074%
4.250% VRN (b)	298,000	19,370
Synovus Bank GA
5.625% 2/15/28	1,563,000	1,401,587
Toronto-Dominion Bank 5 year CMT + 4.075%
8.125% VRN 10/31/82	1,706,000	1,731,590
UBS Group AG 1 year CMT + 1.750%
4.751% VRN 5/12/28 (a)	1,575,000	1,502,473
		61,220,296
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,050,000	2,000,000
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	435,374
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,524,327
5.000% 5/01/42	360,000	339,417
		4,299,118
Biotechnology — 0.1%
Amgen, Inc.
5.600% 3/02/43	982,000	1,008,658
Chemicals — 0.8%
Celanese US Holdings LLC
6.050% 3/15/25	925,000	928,922
6.165% 7/15/27	975,000	983,995
LYB International Finance III LLC
4.200% 5/01/50	1,475,000	1,150,991
Syngenta Finance NV
4.441% 4/24/23 (a)	1,183,000	1,181,582
Yara International ASA
3.800% 6/06/26 (a)	1,850,000	1,738,682
		5,984,172
Computers — 0.2%
Dell International LLC / EMC Corp.
8.100% 7/15/36	325,000	377,389
Leidos, Inc.
2.300% 2/15/31	1,260,000	1,021,732
5.750% 3/15/33	421,000	429,986
		1,829,107
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	4,115,000	3,412,422
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,037,734
3.950% 7/15/26 (a)	2,555,000	2,214,756
6.000% 8/15/23 (a)	1,330,000	1,323,934
8.500% 5/18/25 (a)	720,000	728,413
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,235,662

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ares Finance Co. LLC
4.000% 10/08/24 (a)	$2,080,000	$1,999,616
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,755,000	2,330,574
3.250% 2/15/27 (a)	1,610,000	1,430,367
4.250% 4/15/26 (a)	2,976,000	2,796,067
5.500% 1/15/26 (a)	190,000	185,885
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,120,000	2,325,502
4.125% 10/07/51 (a)	1,675,000	1,029,578
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,502,197	1,355,493
		23,406,003
Electric — 1.3%
AEP Transmission Co. LLC
5.400% 3/15/53	617,000	639,262
American Electric Power Co., Inc.
5.625% 3/01/33	820,000	849,658
CMS Energy Corp.
4.875% 3/01/44	780,000	715,921
Duke Energy Corp.
3.750% 9/01/46	1,500,000	1,160,925
Idaho Power Co.
5.500% 3/15/53	394,000	407,581
Indiana Michigan Power Co.
5.625% 4/01/53	303,000	314,580
Metropolitan Edison Co.
5.200% 4/01/28 (a)	514,000	518,789
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,250,000	1,027,875
Pacific Gas and Electric Co.
2.500% 2/01/31	775,000	627,456
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/53	1,200,000	1,126,709
Puget Energy, Inc.
2.379% 6/15/28	840,000	739,272
Vistra Operations Co. LLC
5.125% 5/13/25 (a)	1,550,000	1,510,515
		9,638,543
Electronics — 0.3%
Trimble, Inc.
6.100% 3/15/33	1,863,000	1,879,407
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (a)	2,060,000	1,836,136
Food — 0.9%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (a)	5,300,000	4,393,541
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,306,407
3.000% 10/15/30 (a)	943,000	751,941
		6,451,889

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	$1,250,000	$1,332,573
NiSource, Inc.
4.800% 2/15/44	1,035,000	953,566
5.800% 2/01/42	950,000	932,629
		3,218,768
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	935,000	934,918
Health Care – Services — 0.1%
City of Hope
4.378% 8/15/48	1,050,000	906,158
Insurance — 6.0%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	4,200,000	3,365,916
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	2,885,000	2,809,350
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	843,000	773,284
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,314,548
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,572,804
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	1,992,827
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,315,000	1,061,007
Brighthouse Financial, Inc.
4.700% 6/22/47	1,125,000	820,421
Brown & Brown, Inc.
4.200% 3/17/32	1,221,000	1,097,930
Corebridge Financial, Inc. 5 year CMT + 3.846%
6.875% VRN 12/15/52 (a)	3,281,000	2,916,843
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,200,000	1,880,582
Enstar Group Ltd.
3.100% 9/01/31	1,016,000	784,156
4.950% 6/01/29	1,274,000	1,195,208
Fairfax Financial Holdings Ltd.
5.625% 8/16/32 (a)	680,000	668,088
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,487,000	3,531,811
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,452,463
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,485,000	2,202,400
Hill City Funding Trust
4.046% 8/15/41 (a)	5,150,000	3,603,103
Jackson Financial, Inc.
3.125% 11/23/31	1,024,000	843,291
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,220,000	978,342
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	757,482

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%
5.625% VRN 6/15/43	$1,025,000	$1,006,522
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	2,996,146
4.450% 5/12/27 (a)	270,000	255,110
4.750% 4/08/32 (a)	805,000	691,725
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,007,691
		44,579,050
Internet — 0.2%
Expedia Group, Inc.
4.625% 8/01/27	1,330,000	1,302,433
Investment Companies — 1.1%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,576,971
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,316,000	1,267,652
Blackstone Private Credit Fund
1.750% 9/15/24	335,000	309,396
2.625% 12/15/26	3,425,000	2,874,711
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	753,673
OWL Rock Core Income Corp.
4.700% 2/08/27	1,945,000	1,755,761
		8,538,164
Lodging — 0.3%
Las Vegas Sands Corp.
3.200% 8/08/24	2,070,000	2,005,825
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	2,000,000	1,890,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	503,960
6.484% 10/23/45	1,485,000	1,405,020
Comcast Corp.
2.887% 11/01/51	350,000	237,930
2.937% 11/01/56	1,184,000	784,048
3.969% 11/01/47	630,000	529,613
Discovery Communications LLC
4.000% 9/15/55	1,210,000	799,613
4.650% 5/15/50	490,000	373,592
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	969,016
		7,492,792
Mining — 0.1%
Teck Resources Ltd.
6.000% 8/15/40	808,000	815,498
Oil & Gas — 2.2%
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (b)	2,400,000	2,285,770
5 year CMT + 4.398% 4.875% VRN (b)	1,475,000	1,340,406

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EQT Corp.
3.900% 10/01/27	$2,160,000	$2,030,227
7.000% STEP 2/01/30	1,795,000	1,878,791
Occidental Petroleum Corp.
6.600% 3/15/46	1,258,000	1,322,642
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,060,837
6.500% 2/01/38	545,000	542,860
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (c)	2,435,000	2,160,075
5.150% 11/15/29 (c)	1,225,000	1,111,255
Petroleos Mexicanos
5.350% 2/12/28	665,000	563,544
6.375% 1/23/45 (c)	595,000	375,676
6.500% 3/13/27	585,000	530,866
6.625% 6/15/35	140,000	102,117
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,490,000	1,246,477
		16,551,543
Oil & Gas Services — 0.3%
NOV, Inc.
3.600% 12/01/29	1,573,000	1,420,919
3.950% 12/01/42	1,506,000	1,111,121
		2,532,040
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.700% 5/14/45	860,000	804,640
The Cigna Corp.
4.800% 7/15/46	880,000	808,110
CVS Health Corp.
5.050% 3/25/48	455,000	424,400
6.125% 9/15/39	560,000	590,164
CVS Pass-Through Trust
5.926% 1/10/34 (a)	909,505	907,707
7.507% 1/10/32 (a)	753,710	811,575
Utah Acquisition Sub, Inc.
3.950% 6/15/26	1,000,000	951,115
5.250% 6/15/46	2,325,000	1,845,764
		7,143,475
Pipelines — 1.7%
Energy Transfer LP
6.125% 12/15/45	1,000,000	965,563
3 mo. USD LIBOR + 4.028% 8.892% VRN (b) (c)	2,370,000	2,107,942
EnLink Midstream Partners LP
4.850% 7/15/26	951,000	915,338
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,475,000	2,092,920
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
8.974% VRN (b)	2,345,000	2,075,746
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	1,195,000	937,358
6.650% 1/15/37	375,000	382,433

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	$930,000	$871,426
6.875% 1/15/29	2,020,000	2,056,793
		12,405,519
Private Equity — 0.9%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,235,927
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	2,776,026
3.375% 1/20/27	1,745,000	1,496,320
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	477,088
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,035,000	649,377
		6,634,738
Real Estate Investment Trusts (REITS) — 2.6%
Broadstone Net Lease LLC
2.600% 9/15/31	1,835,000	1,329,600
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,075,429
Host Hotels & Resorts LP
2.900% 12/15/31	580,000	452,152
3.500% 9/15/30	2,120,000	1,788,888
Invitation Homes Operating Partnership LP
4.150% 4/15/32	505,000	452,498
Kimco Realty OP LLC
4.125% 12/01/46	710,000	537,774
4.450% 9/01/47	800,000	632,002
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,625,000	1,282,615
Piedmont Operating Partnership LP
2.750% 4/01/32	1,035,000	710,220
Rexford Industrial Realty LP
2.125% 12/01/30	1,137,000	911,573
Service Properties Trust
4.950% 10/01/29	1,155,000	885,100
Spirit Realty LP
2.700% 2/15/32	550,000	430,069
3.200% 1/15/27	2,280,000	2,079,475
3.400% 1/15/30	515,000	440,401
4.000% 7/15/29	1,290,000	1,154,346
STORE Capital Corp.
4.500% 3/15/28	2,075,000	1,838,857
WEA Finance LLC
2.875% 1/15/27 (a)	2,420,000	2,084,735
		19,085,734
Retail — 0.1%
Advance Auto Parts, Inc.
5.950% 3/09/28	999,000	1,029,421
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	1,100,000	752,577

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Microsoft Corp.
2.921% 3/17/52	$2,064,000	$1,563,069
Oracle Corp.
5.550% 2/06/53	190,000	180,287
6.900% 11/09/52	712,000	794,595
		3,290,528
Telecommunications — 1.8%
AT&T, Inc.
3.550% 9/15/55	5,153,000	3,684,467
British Telecommunications PLC
9.625% STEP 12/15/30	2,155,000	2,685,366
Crown Castle Towers LLC
4.241% 7/15/48 (a)	2,750,000	2,598,308
Deutsche Telekom International Finance BV
8.750% STEP 6/15/30	635,000	775,686
Sprint Capital Corp.
8.750% 3/15/32	3,250,000	3,961,750
		13,705,577
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.900% 11/19/29	1,075,000	977,516

TOTAL CORPORATE DEBT (Cost $322,604,588)		283,422,163

MUNICIPAL OBLIGATIONS — 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.475% 8/01/39	2,200,000	2,102,289

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,200,000)		2,102,289

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.8%
Automobile Asset-Backed Securities — 0.5%
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,087,000	991,485
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	3,226,000	2,979,181
		3,970,666
Commercial Mortgage-Backed Securities — 8.2%
BANK, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (d)	2,100,000	1,159,310
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (d)	2,250,000	1,781,163
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (d)	1,610,000	1,210,926
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (d)	1,370,000	980,723
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (d)	2,200,000	1,535,574
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (d)	3,587,000	2,232,775
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (d)	2,500,000	1,630,919
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (d)	12,518,000	9,835,322
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (d)	2,800,000	2,078,082

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (d)	$1,400,000	$1,384,467
BX Commercial Mortgage Trust
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 6.485% FRN 6/15/38 (a)	1,869,860	1,743,637
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 6.684% FRN 9/15/36 (a)	4,999,000	4,648,257
Series 2019-XL, Class E, 1 mo. USD Term SOFR + 1.914% 6.742% FRN 10/15/36 (a)	1,469,650	1,427,460
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,100,000	1,042,254
COLEM Mortgage Trust, Series 2022-HLNE,
2.461% VRN 4/12/42 (a) (d)	1,600,000	1,204,651
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	650,927
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,338,827
Series 2015-CR23, Class C, 4.295% VRN 5/10/48 (d)	1,000,000	924,900
Series 2014-LC17, Class C, 4.543% VRN 10/10/47 (d)	2,908,000	2,689,340
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
6.834% FRN 5/15/36 (a)	568,585	547,482
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 6.930% FRN 10/15/43 (a)	2,629,000	2,248,199
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 7.430% FRN 10/15/43 (a)	908,000	778,034
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%
6.935% FRN 7/15/38 (a)	1,952,384	1,859,633
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
3.450% VRN 1/05/39 (a) (d)	2,500,000	1,964,316
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
6.692% FRN 8/15/38 (a)	2,581,344	2,433,958
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
6.484% FRN 5/15/36 (a)	1,505,000	1,465,993
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.692% FRN 3/15/38 (a)	1,902,047	1,773,669
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	664,814
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (d)	2,253,000	1,558,525
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.601%
6.285% FRN 4/15/38 (a)	1,600,000	1,516,000
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	475,000	295,238
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	976,000	550,176
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
6.784% FRN 7/15/39 (a)	3,761,000	3,313,824
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	347,412
		60,816,787

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 13.5%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
6.858% FRN 10/20/31 (a)	$950,000	$892,071
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	794,257	667,386
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	919,564	692,000
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,702,422	1,624,156
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
6.002% FRN 10/15/34 (a)	2,000,000	1,949,146
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. TSFR + 2.550%
1.000% FRN 4/26/35 (a) (e) (f)	1,750,000	1,750,000
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
6.565% FRN 1/23/31 (a)	1,190,000	1,166,170
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. TSFR + 1.320%
5.952% FRN 4/18/35 (a)	750,000	731,898
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
8.065% FRN 11/20/30 (a)	400,000	378,991
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	215,227	209,403
Business Jet Securities LLC
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	236,957	224,612
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	649,889	599,847
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
6.942% FRN 10/15/34 (a)	700,000	654,116
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	454,899	389,281
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	394,435	340,933
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	388,625	345,364
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. TSFR + 2.362%
7.019% FRN 1/15/31 (a)	900,000	880,227
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
5.788% FRN 4/20/31 (a)	750,000	741,990
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
6.012% FRN 10/15/36 (a)	2,000,000	1,939,888
Eaton Vance CLO Ltd.
Series 2020-2A, Class BR, 3 mo. USD LIBOR + 1.700% 6.492% FRN 1/15/35 (a)	1,400,000	1,361,227
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 6.542% FRN 10/15/30 (a)	1,700,000	1,653,950
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 6.842% FRN 10/15/34 (a)	350,000	332,864
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
5.958% FRN 4/20/34 (a)	2,800,000	2,736,866
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
6.458% FRN 10/20/34 (a)	350,000	340,192
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	9,422	9,411

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	$4,000,000	$3,456,182
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,403,596
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
6.858% FRN 10/20/32 (a)	1,000,000	948,616
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,649,073	1,368,487
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	909,915	840,649
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	437,518	404,826
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	738,519	676,259
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
6.542% FRN 1/15/37 (a)	500,000	480,793
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
6.508% FRN 1/20/31 (a)	1,290,000	1,255,394
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	388,517	358,859
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	437,526	401,806
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	125,512	115,782
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	498,725	468,529
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	100,902	95,376
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	769,555	737,908
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	834,304	725,317
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,068,552	920,718
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,637,358	2,136,239
KKR CLO Ltd.
Series 28A, Class A, 3 mo. USD LIBOR + 1.140% 6.006% FRN 3/15/31 (a)	900,000	889,544
Series 36A, Class C, 3 mo. USD LIBOR + 2.150% 6.942% FRN 10/15/34 (a)	500,000	466,128
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 6.359% FRN 2/15/39 (a)	2,900,000	2,727,087
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 6.709% FRN 2/15/39 (a)	5,000,000	4,616,739
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 6.909% FRN 2/15/39 (a)	4,100,000	3,769,109
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,774,991	1,446,047
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,498,527	1,257,878
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 6.392% FRN 7/15/30 (a)	1,665,000	1,624,915
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 6.815% FRN 1/22/31 (a)	1,000,000	945,592
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 6.995% FRN 10/18/30 (a)	620,000	597,911
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,105,983
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	526,473
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	165,898	151,641
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	154,146	148,020

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
6.442% FRN 7/15/34 (a)	$1,800,000	$1,744,043
Neuberger Berman Loan Advisers CLO Ltd., Series 2015-45A, Class B, 3 mo. USD LIBOR + 1.650%
6.442% FRN 10/14/35 (a)	1,350,000	1,308,477
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,093,925
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	985,512
OCP CLO Ltd., Series 2018-15A, Class A1, 3 mo. USD LIBOR + 1.100%
5.908% FRN 7/20/31 (a)	250,000	247,061
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	593,780	589,877
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
6.658% FRN 10/20/34 (a)	450,000	428,160
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,244,204	1,077,033
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,246,535	1,897,525
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
5.972% FRN 10/30/34 (a)	1,000,000	972,073
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD LIBOR + 1.550%
6.358% FRN 4/20/34 (a)	1,500,000	1,423,700
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
5.932% FRN 10/15/35 (a)	1,000,000	973,041
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
5.882% FRN 1/15/30 (a)	2,450,000	2,427,230
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. TSFR + 1.850%
6.508% FRN 1/15/37 (a)	750,000	721,924
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	548,257	506,024
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	236,166	231,335
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
7.215% FRN 8/18/31 (a)	1,170,000	1,082,922
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
6.045% FRN 11/25/35 (a)	1,239,843	1,203,629
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	59,811	57,551
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	396,841	361,400
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,702,807	1,546,948
Symphony CLO Ltd., Series 2023-30A, Class B, 3 mo. TSFR + 2.650%
1.000% FRN 4/20/35 (a) (f)	1,875,000	1,875,000
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	2,496,897	2,011,145
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,192,890	862,934
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	910,792	663,719
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
6.458% FRN 10/20/32 (a)	1,000,000	976,314
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
6.088% FRN 4/20/33 (a)	2,500,000	2,465,802

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	$1,971,930	$1,827,909
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD LIBOR + 1.160%
6.408% FRN 1/20/35 (a)	500,000	479,404
WAVE LLC, Series 2019-1A, Class A
3.597% 9/15/44 (a)	3,207,697	2,706,911
WAVE Trust
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	282,887	224,576
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,176,119	298,318
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	980,352	808,188
Wind River CLO Ltd.
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 6.542% FRN 7/15/30 (a)	1,150,000	1,101,454
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 6.614% FRN 11/01/31 (a)	900,000	865,663
		100,727,119
Student Loans Asset-Backed Securities — 3.0%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,325,751	1,217,166
Series 2019-A, Class C, 4.460% 12/28/48 (a)	884,059	821,331
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500%
6.345% FRN 6/25/48 (a)	1,200,000	1,192,974
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
6.345% FRN 10/25/56 (a)	1,100,000	1,096,286
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
8.518% FRN 4/25/46	625,000	632,820
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	587,755	554,848
Higher Education Funding I
Series 2004-1, Class B2, 0.000%FRN 1/01/44 (a) (d)	450,000	393,375
Series 2004-1, Class B1, 4.161% FRN 1/01/44 (a) (d)	450,000	404,805
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	547,785	484,808
Navient Student Loan Trust
Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350% 6.195% FRN 2/25/70 (a)	2,330,000	2,293,624
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 10/25/58	940,000	815,160
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 6.345% FRN 6/25/65 (a)	2,028,230	2,041,240
Nelnet Student Loan Trust
Series 2005-4, Class A4A, 1.145% FRN 3/22/32 (d)	110,000	108,931
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,751,229
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 5.384% FRN 6/25/41	350,180	316,461
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 6.245% FRN 4/25/67 (a)	3,250,000	3,134,531
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.028% FRN 10/25/40	1,605,311	1,498,769
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 5.108% FRN 1/25/44	1,287,428	1,178,336
SoFi Alternative Trust, Series 2019-C, Class PT,
5.392% VRN 1/25/45 (a) (d)	1,806,110	1,693,404

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (d)	$990,000	$887,283
		22,517,381
Whole Loan Collateral Collateralized Mortgage Obligations — 2.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.954% VRN 8/25/34 (d)	6,114	5,817
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,330,000	849,188
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	3,759,572	2,942,306
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (d)	2,074,206	1,685,536
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	2,428,851	1,902,378
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
6.245% FRN 5/25/55 (a)	2,258,533	2,208,929
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	5,400,000	3,602,191
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	2,448,000	1,556,783
Verus Securitization Trust
Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (d)	3,640,000	2,368,627
Series 2021-R3, Class M1, 2.411% VRN 4/25/64 (a) (d)	1,147,000	889,648
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.938% VRN 11/25/48 (a) (d)	44,044	41,875
		18,053,278
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (d)	1,377,619	1,080,731
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.448% VRN 1/25/47 (a) (d)	523,299	467,036
		1,547,767

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $239,447,009)		207,632,998

SOVEREIGN DEBT OBLIGATION — 0.4%
Mexico Government International Bond
4.750% 3/08/44	3,727,000	3,156,515

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,741,890)		3,156,515

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 30.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	14,858	15,314
Pass-Through Securities — 30.4%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,135,469	1,778,154
Pool #RA4255 2.000% 1/01/51	4,446,036	3,709,054

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA5576 2.500% 7/01/51	$7,905,978	$6,859,911
Pool #SD0905 3.000% 3/01/52	3,476,744	3,136,689
Pool #J13972 3.500% 1/01/26	6,868	6,741
Pool #C91344 3.500% 11/01/30	39,073	38,064
Pool #C91424 3.500% 1/01/32	23,401	22,797
Pool #RA2483 3.500% 6/01/50	3,864,709	3,616,316
Pool #SD1523 4.000% 8/01/52	5,249,480	5,050,625
Pool #SD1603 4.000% 9/01/52	3,302,277	3,160,775
Pool #C91239 4.500% 3/01/29	1,946	1,942
Pool #C91251 4.500% 6/01/29	12,778	12,756
Pool #C90939 5.500% 12/01/25	5,021	5,071
Pool #D97258 5.500% 4/01/27	2,716	2,743
Pool #C91026 5.500% 4/01/27	10,749	10,856
Pool #C91074 5.500% 8/01/27	1,149	1,160
Pool #D97417 5.500% 10/01/27	6,501	6,580
Pool #C91128 5.500% 12/01/27	772	781
Pool #C91148 5.500% 1/01/28	24,193	24,437
Pool #C91176 5.500% 5/01/28	9,989	10,179
Pool #C91217 5.500% 11/01/28	3,517	3,584
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51 (f)	6,486,490	5,599,862
Pool #FM8596 2.500% 9/01/51	2,099,782	1,821,952
Pool #FM9104 2.500% 10/01/51	6,059,755	5,254,180
Pool #FM9227 2.500% 10/01/51	4,495,420	3,879,543
Pool #MA4548 2.500% 2/01/52 (f)	6,721,540	5,796,482
Pool #FS3035 2.500% 4/01/52	9,263,450	8,037,771
Pool #MA3029 3.000% 6/01/32	1,130,477	1,081,578
Pool #MA3090 3.000% 8/01/32	459,537	439,660
Pool #AO8180 3.000% 9/01/42	10,018	9,320
Pool #AB7397 3.000% 12/01/42	64,545	60,046
Pool #AB7401 3.000% 12/01/42	52,094	48,476
Pool #AP8668 3.000% 12/01/42	79,525	73,959
Pool #AR1975 3.000% 12/01/42	14,763	13,737
Pool #AR0306 3.000% 1/01/43	4,189	3,899
Pool #AR5391 3.000% 1/01/43	15,891	14,770
Pool #AL3215 3.000% 2/01/43	50,677	47,126
Pool #AR4109 3.000% 2/01/43	54,502	50,668
Pool #AR4432 3.000% 3/01/43	23,542	21,889
Pool #AT0169 3.000% 3/01/43	111,644	103,778
Pool #AB8809 3.000% 3/01/43	26,480	24,635
Pool #MA1368 3.000% 3/01/43	100,091	93,080
Pool #AR2174 3.000% 4/01/43	95,460	88,025
Pool #FS1075 3.000% 3/01/52	3,536,877	3,192,047
Pool #CB3304 3.000% 4/01/52	5,336,369	4,816,096
Pool #CB3305 3.000% 4/01/52	6,333,015	5,709,635
Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	11,400	11,603
Pool #AS1304 3.500% 12/01/28	421,519	413,128
Pool #MA1356 3.500% 2/01/43	3,672,751	3,474,493
Pool #CA6096 3.500% 6/01/50	4,186,618	3,904,452
Pool #FM4017 3.500% 8/01/50	289,529	270,920
Pool #CB3842 3.500% 6/01/52	10,333,356	9,643,376
Pool #AA3980 4.500% 4/01/28	20,067	19,892
Pool #CA1909 4.500% 6/01/48	1,922,108	1,910,769
Pool #CB3866 4.500% 6/01/52	6,082,910	6,000,929
Pool #CB4129 4.500% 7/01/52	5,285,934	5,193,220
Pool #AD6437 5.000% 6/01/40	182,947	187,837
Pool #AD6996 5.000% 7/01/40	1,179,164	1,211,377
Pool #AL8173 5.000% 2/01/44	400,902	410,880

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD0836 5.500% 11/01/28	$20,840	$21,047
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	176	176
Pool #374440 7.000% 11/15/23	14	14
Pool #491089 7.000% 12/15/28	2,923	2,946
Pool #480539 7.000% 4/15/29	61	63
Pool #488634 7.000% 5/15/29	1,396	1,443
Pool #500928 7.000% 5/15/29	2,358	2,450
Pool #510083 7.000% 7/15/29	207	213
Pool #493723 7.000% 8/15/29	1,757	1,830
Pool #581417 7.000% 7/15/32	3,245	3,354
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 2.750% FRN 11/20/25	845	826
Pool #080136 1 year CMT + 1.500% 2.750% FRN 11/20/27	299	291
Pool #MA6038 3.000% 7/20/49	2,124,511	1,953,434
Pool #MA6283 3.000% 11/20/49	3,811,264	3,500,788
Pool #MA6409 3.000% 1/20/50	3,918,883	3,598,416
Pool #MA4321 3.500% 3/20/47	2,345,557	2,232,391
Government National Mortgage Association II TBA
2.500% 4/20/53 (f)	13,050,000	11,485,019
3.000% 4/20/53 (f)	13,125,000	11,935,547
3.500% 4/20/53 (f)	5,770,000	5,408,023
4.500% 4/20/53 (f)	2,000,000	1,969,375
Uniform Mortgage Backed Securities TBA
2.000% 4/13/53 (f)	8,925,000	7,372,189
2.500% 4/13/53 (f)	12,350,000	10,643,192
3.000% 4/13/53 (f)	15,525,000	13,916,706
3.500% 4/13/53 (f)	2,000,000	1,856,875
4.000% 4/13/53 (f)	18,350,000	17,538,585
4.500% 4/17/38 (f)	7,500,000	7,475,977
4.500% 4/13/53 (f)	1,975,000	1,933,957
5.000% 4/17/38 (f)	7,400,000	7,449,719
5.000% 4/13/53 (f)	10,300,000	10,267,812
		226,966,963

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $233,067,159)		226,982,277

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bonds & Notes — 1.8%
U.S. Treasury Bond
2.250% 8/15/49 (h)	18,500,000	13,846,134

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,055,188)		13,846,134

TOTAL BONDS & NOTES (Cost $816,115,834)		737,142,376

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	3,699,238	3,699,238

TOTAL MUTUAL FUNDS (Cost $3,699,238)		3,699,238

TOTAL LONG-TERM INVESTMENTS (Cost $819,815,072)		740,841,614

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.6%
Commercial Paper — 16.1%
Amcor Flexibles North America, Inc.
5.009% 4/06/23 (a)	$1,000,000	$999,148
5.191% 4/10/23 (a)	3,000,000	2,995,676
5.397% 4/28/23 (a)	5,000,000	4,978,984
American Honda Finance Corp.
5.162% 4/13/23	2,000,000	1,996,247
5.940% 6/12/23	10,000,000	9,888,249
Avangrid, Inc.
5.273% 5/01/23 (a)	11,000,000	10,949,750
BAT International Finance PLC
6.041% 5/22/23 (a)	10,000,000	9,921,856
Dentsply Sirona, Inc.
5.240% 4/03/23 (a)	8,000,000	7,996,540
Dollar General Corp.
5.549% 4/12/23 (a)	2,000,000	1,996,561
Fidelity National Information Services, Inc.
5.906% 4/17/23 (a)	9,000,000	8,977,989
Ingredion, Inc.
5.156% 4/06/23 (a)	6,000,000	5,994,910
Nutrien Ltd.
5.000% 4/04/23 (a)	9,000,000	8,994,890
Oracle Corp.
5.017% 4/14/23 (a)	10,000,000	9,981,703
Rogers Communications, Inc.
5.863% 5/03/23 (a)	9,000,000	8,956,151
Suncor Energy, Inc.
5.186% 4/27/23 (a)	10,000,000	9,960,423
Tampa Electric Co.
5.808% 4/24/23 (a)	6,000,000	5,978,908
WPP CP LLC
5.703% 4/13/23 (a)	10,000,000	9,981,341
		120,549,326
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (j)	3,406,019	3,406,019

TOTAL SHORT-TERM INVESTMENTS (Cost $123,954,325)		123,955,345

TOTAL INVESTMENTS — 115.7% (Cost $943,769,397) (k)		864,796,959

Other Assets/(Liabilities) — (15.7)%		(117,183,511)

NET ASSETS — 100.0%		$747,613,448

MML Managed Bond Fund — Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $403,024,089 or 53.91% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $3,621,867 or 0.48% of net assets. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $1,750,000 or 0.23% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $3,406,428. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $3,474,197.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/23	106	$13,524,695	$377,868
U.S. Treasury Ultra Bond	6/21/23	268	36,810,494	1,011,006
U.S. Treasury Note 2 Year	6/30/23	420	85,946,792	763,521
U.S. Treasury Note 5 Year	6/30/23	243	26,163,225	447,174
				$2,599,569
Short
U.S. Treasury Ultra 10 Year	6/21/23	189	$(22,270,469)	$(625,109)

MML Managed Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation\ (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	USD	110,000,000	$(1,240,910)	$(574,784)	$(666,126)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation\ (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	50,000,000	$79,843	$—	$79,843
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	49,000,000	(42,097)	—	(42,097)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	11,000,000	(117,401)	—	(117,401)
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	11,210,000	(57,526)	—	(57,526)
							$(137,181)	$—	$(137,181)
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MML Short-Duration Bond Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 91.9%

CORPORATE DEBT — 48.3%
Aerospace & Defense — 0.2%
The Boeing Co.
2.196% 2/04/26	$350,000	$324,831
Agriculture — 1.5%
BAT Capital Corp.
4.700% 4/02/27	1,185,000	1,161,850
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	387,300
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	450,000	387,673
		1,936,823
Auto Manufacturers — 2.1%
Daimler Truck Finance North America LLC
5.150% 1/16/26 (a)	330,000	331,114
Ford Motor Credit Co. LLC
2.300% 2/10/25	645,000	597,770
Hyundai Capital America
1.500% 6/15/26 (a)	750,000	666,035
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	1,235,000	1,069,413
		2,664,332
Banks — 10.1%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	603,219
Banco Santander SA
1.849% 3/25/26	600,000	537,760
Bank Mandiri Persero Tbk PT
5.500% 4/04/26 (a) (b)	384,000	382,725
Bank of America Corp.
SOFR + .960% 1.734% VRN 7/22/27	265,000	236,449
3.950% 4/21/25	178,000	172,247
Barclays PLC
5.200% 5/12/26	1,055,000	1,009,021
BPCE SA
4.625% 7/11/24 (a)	200,000	195,044
5.700% 10/22/23 (a)	805,000	798,785
Citigroup, Inc.
4.450% 9/29/27	465,000	450,712
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	450,000	378,783
6.500% 8/08/23 (a)	930,000	885,825
Danske Bank A/S
1 year CMT + .730% 1.549% VRN 9/10/27 (a) (c)	485,000	426,101

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 year CMT + 2.100% 6.466% VRN 1/09/26 (a)	$275,000	$275,129
Deutsche Bank AG
SOFR + 2.159% 2.222% VRN 9/18/24	435,000	422,941
SOFR + 1.219% 2.311% VRN 11/16/27	430,000	364,056
HSBC Holdings PLC
SOFR + 1.430% 2.999% VRN 3/10/26	430,000	405,025
SOFR + 3.350% 7.390% VRN 11/03/28	310,000	329,677
JP Morgan Chase & Co. SOFR + .765%
1.470% VRN 9/22/27	445,000	392,050
Lloyds Banking Group PLC 1 year CMT + 1.700%
5.871% VRN 3/06/29	325,000	327,389
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	845,000	753,365
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.550%
5.063% VRN 9/12/25	345,000	342,500
Morgan Stanley
SOFR + 1.610% 4.210% VRN 4/20/28	245,000	237,580
4.350% 9/08/26	1,150,000	1,119,997
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	345,000	303,924
Santander UK Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	370,000	325,156
Societe Generale SA
1 year CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	457,480
1 year CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	176,418
Synovus Bank GA
5.625% 2/15/28	273,000	244,807
UBS Group AG 1 year CMT + 1.080%
1.364% VRN 1/30/27 (a)	400,000	350,979
		12,905,144
Beverages — 0.6%
Bacardi Ltd.
4.450% 5/15/25 (a)	378,000	371,929
JDE Peet's NV
1.375% 1/15/27 (a)	407,000	353,090
		725,019
Biotechnology — 0.2%
Amgen, Inc.
5.150% 3/02/28	325,000	331,564
Chemicals — 2.6%
Celanese US Holdings LLC
1.400% 8/05/26	250,000	214,545
6.165% 7/15/27	200,000	201,845
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	400,000	338,838
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	445,167
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	957,000	853,267
Syngenta Finance NV
4.441% 4/24/23 (a)	183,000	182,781
4.892% 4/24/25 (a)	335,000	327,334
Yara International ASA
3.800% 6/06/26 (a)	325,000	305,444

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 6/01/28 (a)	$450,000	$429,556
		3,298,777
Commercial Services — 0.7%
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	842,446
Distribution & Wholesale — 0.8%
Ferguson Finance PLC
4.250% 4/20/27 (a)	355,000	340,974
Li & Fung Ltd.
5.000% STEP 8/18/25 (a)	675,000	628,087
		969,061
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	555,000	498,678
6.500% 7/15/25	300,000	302,010
Aircastle Ltd.
4.125% 5/01/24	740,000	724,241
ANB Sukuk Ltd. 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	608,432
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	252,312
3.950% 7/15/26 (a)	605,000	524,433
6.000% 8/15/23 (a)	323,000	321,527
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	800,000	749,510
4.250% 4/15/26 (a)	250,000	234,885
BGC Partners, Inc.
4.375% 12/15/25	505,000	479,725
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	265,890
		4,961,643
Electric — 1.4%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	230,219
Enel Finance International NV
1.375% 7/12/26 (a)	620,000	551,616
4.625% 6/15/27 (a)	377,000	368,786
Pacific Gas and Electric Co.
4.950% 6/08/25	380,000	375,254
Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	226,815
		1,752,690
Electronics — 0.2%
Jabil, Inc.
4.250% 5/15/27	285,000	274,427
Energy – Alternate Sources — 0.5%
Contemporary Ruiding Development Ltd.
1.500% 9/09/26 (a)	682,000	600,740

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.6%
Warnermedia Holdings, Inc.
3.638% 3/15/25 (a)	$750,000	$724,079
Food — 1.6%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27 (a)	860,000	763,680
Pilgrim's Pride Corp.
5.875% 9/30/27 (a)	112,000	111,328
Sigma Alimentos SA de CV
4.125% 5/02/26 (a)	450,000	429,354
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	720,538
		2,024,900
Forest Products & Paper — 0.8%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	1,000,000	969,795
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	375,000	363,437
Housewares — 0.1%
Newell Brands, Inc.
6.375% 9/15/27 (c)	200,000	201,920
Insurance — 3.6%
AmTrust Financial Services, Inc.
6.125% 8/15/23	620,000	609,798
Athene Global Funding
1.730% 10/02/26 (a)	445,000	386,150
2.500% 1/14/25 (a)	420,000	396,075
3.205% 3/08/27 (a) (c)	212,000	194,611
CNO Financial Group, Inc.
5.250% 5/30/25	266,000	263,044
CNO Global Funding
1.750% 10/07/26 (a)	714,000	639,365
Corebridge Financial, Inc.
3.650% 4/05/27 (a)	235,000	219,974
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	597,180
Jackson Financial, Inc.
5.170% 6/08/27 (c)	181,000	180,404
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	1,140,000	1,077,129
		4,563,730
Internet — 0.6%
Expedia Group, Inc.
4.625% 8/01/27	309,000	302,595
Netflix, Inc.
5.875% 11/15/28	430,000	452,012
		754,607

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 2.8%
Ares Capital Corp.
3.875% 1/15/26	$535,000	$493,052
BlackRock TCP Capital Corp.
3.900% 8/23/24	163,000	157,012
Blackstone Private Credit Fund
2.625% 12/15/26	890,000	747,005
2.700% 1/15/25	325,000	299,168
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	231,241
3.375% 4/15/24	330,000	317,172
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	445,000	433,946
OWL Rock Core Income Corp.
4.700% 2/08/27	500,000	451,352
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24 (c)	410,000	390,817
		3,520,765
Iron & Steel — 0.8%
Vale Overseas Ltd.
6.250% 8/10/26	1,030,000	1,055,521
Leisure Time — 0.2%
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	330,000	314,947
Lodging — 0.7%
Las Vegas Sands Corp.
3.200% 8/08/24	875,000	847,873
Machinery – Construction & Mining — 0.6%
The Weir Group PLC
2.200% 5/13/26 (a)	880,000	792,128
Mining — 0.9%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	395,000	395,482
Indonesia Asahan Aluminium Persero PT
4.750% 5/15/25 (a)	750,000	738,844
		1,134,326
Oil & Gas — 2.4%
EQT Corp.
6.125% STEP 2/01/25	649,000	652,860
Ovintiv Exploration, Inc.
5.375% 1/01/26	275,000	275,318
Parkland Corp.
5.875% 7/15/27 (a)	193,000	187,227
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (c)	685,000	607,660
Petroleos Mexicanos
4.625% 9/21/23	715,000	709,158
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% 9/30/27 (a)	566,550	575,366
		3,007,589

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.5%
Bayer US Finance II LLC
4.250% 12/15/25 (a)	$400,000	$391,113
Hikma Finance USA LLC
3.250% 7/09/25 (a)	675,000	634,284
Viatris, Inc.
2.300% 6/22/27	1,025,000	897,485
		1,922,882
Pipelines — 1.3%
Energy Transfer LP
4.950% 6/15/28	975,000	966,880
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	90,000	87,865
4.650% 10/15/25	560,000	553,672
		1,608,417
Private Equity — 0.5%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	473,379
3.375% 1/20/27 (c)	270,000	231,522
		704,901
Real Estate — 0.0%
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	400,000	55,800
Real Estate Investment Trusts (REITS) — 2.4%
CubeSmart LP
2.250% 12/15/28	390,000	333,996
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	335,000	264,864
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	348,000	337,553
Omega Healthcare Investors, Inc.
4.750% 1/15/28	779,000	722,482
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	259,094
Service Properties Trust
4.350% 10/01/24	935,000	894,337
Vornado Realty LP
2.150% 6/01/26	310,000	248,178
		3,060,504
Retail — 0.4%
Advance Auto Parts, Inc.
5.900% 3/09/26	144,000	146,993
Nordstrom, Inc.
2.300% 4/08/24 (c)	268,000	255,940
4.000% 3/15/27 (c)	86,000	72,674
		475,607

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.2%
Oracle Corp.
4.500% 5/06/28	$298,000	$294,377
Telecommunications — 1.2%
T-Mobile USA, Inc.
4.950% 3/15/28	298,000	300,858
Telecom Italia SpA
5.303% 5/30/24 (a) (c)	430,000	421,400
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	895,000	863,046
		1,585,304

TOTAL CORPORATE DEBT (Cost $66,582,476)		61,570,906

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.4%
Automobile Asset-Backed Securities — 2.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,002,667
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	497,581
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	224,720
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	677,375	636,215
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	642,388
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	196,108
		3,199,679
Commercial Mortgage-Backed Securities — 6.1%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (d)	370,000	312,086
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (d)	450,000	374,142
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
6.184% FRN 7/15/35 (a)	500,000	475,539
BX Commercial Mortgage Trust
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 6.485% FRN 6/15/38 (a)	321,813	300,089
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 6.684% FRN 9/15/36 (a)	792,000	736,431
Series 2019-XL, Class E, 1 mo. USD Term SOFR + 1.914% 6.742% FRN 10/15/36 (a)	268,600	260,889
Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114% 6.942% FRN 10/15/36 (a)	753,100	727,720
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
6.834% FRN 12/15/37 (a)	545,194	526,114
Commercial Mortgage Trust, Series 2014-CR14, Class A2
3.147% 2/10/47	74,480	75,487
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
6.284% FRN 5/15/36 (a)	199,504	195,018

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KIND Trust
Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464% 6.292% FRN 8/15/38 (a)	$546,053	$512,750
Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864% 6.692% FRN 8/15/38 (a)	595,695	561,683
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
6.484% FRN 5/15/36 (a)	251,000	244,494
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.692% FRN 3/15/38 (a)	365,665	340,984
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
6.785% FRN 4/15/38 (a)	620,000	581,251
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 6.884% FRN 1/15/36 (a)	616,000	543,171
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 7.434% FRN 1/15/36 (a)	414,000	352,795
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
6.784% FRN 7/15/39 (a)	711,000	626,463
		7,747,106
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
5.325% FRN 10/25/34 (a)	10,156	10,231
Other Asset-Backed Securities — 20.0%
321 Henderson Receivables LLC
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	84,515	82,116
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 4.884% FRN 3/15/41 (a)	1,305	1,303
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	342,195	326,464
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
5.875% FRN 7/22/32 (a)	1,000,000	980,264
Apidos CLO XXVI, Series 2017-26A, Class A2R, 3 mo. USD LIBOR + 1.500%
6.295% FRN 7/18/29 (a)	500,000	488,988
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	971,227	875,900
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
6.358% FRN 10/20/31 (a)	800,000	774,110
BHG Securitization Trust
Series 2021-B, Class C, 2.240% 10/17/34 (a)	448,000	376,650
Series 2022-C, Class A, 5.320% 10/17/35 (a)	636,099	635,811
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
5.788% FRN 7/20/29 (a)	538,016	531,282
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	42,417	41,269
Series 2019-A, Class B, 3.780% 9/26/33 (a)	137,254	130,921
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	439,082	410,542
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	77,467	73,431

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
6.792% FRN 7/15/30 (a)	$300,000	$282,926
Capital Automotive REIT
Series 2020-1A, Class B1, 4.170% 2/15/50 (a)	484,000	449,793
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	580,202	553,724
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
5.788% FRN 4/20/31 (a)	250,000	247,330
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	91,153	77,754
CIFC Funding Ltd.
Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.110% 5.928% FRN 4/25/33 (a)	500,000	492,719
Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550% 6.366% FRN 10/24/30 (a)	500,000	485,737
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	893,212
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	70,572	69,948
Series 2017-A, Class B, 2.960% 3/25/30 (a)	124,890	120,114
Series 2019-A, Class C, 3.450% 1/25/34 (a)	297,474	278,004
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	3,183	3,179
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	460,000	392,695
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	1,163,453	1,058,636
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	519,455	480,032
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	340,353	282,443
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	166,769	154,074
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	159,252	145,826
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	147,073	133,787
Gracie Point International Funding, Series 2022-3A, Class B, 30 day SOFR + 4.000%
8.517% FRN 11/01/24 (a)	1,000,000	1,000,568
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	85,844	78,835
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	82,788	77,776
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	176,828	169,063
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	153,321	147,016
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	438,196	404,927
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	472,247	410,557
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	355,919	288,291
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	423,661
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
6.006% FRN 3/15/31 (a)	250,000	247,096
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
6.009% FRN 2/15/39 (a)	900,000	850,224
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	84,735	84,513
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	271,845	228,189

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XXXII Ltd., Series 2018-32A, Class BR, 3 mo. USD LIBOR + 1.400%
6.215% FRN 1/22/31 (a)	$500,000	$481,871
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	135,918	126,467
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	30,424	29,214
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
6.145% FRN 10/18/29 (a)	1,000,000	968,195
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
6.218% FRN 7/25/30 (a)	250,000	242,941
NP SPE II LP, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	94,131	88,959
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	338,485
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	42,010	40,218
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	108,628	107,914
Palmer Square CLO Ltd., Series 2020-3A, Class A2R, 3 mo. USD LIBOR + 1.600%
6.464% FRN 11/15/31 (a)	500,000	486,371
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
6.192% FRN 7/15/31 (a)	350,000	337,729
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
4.694% FRN 5/25/35	198,595	192,762
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
5.932% FRN 10/15/35 (a)	500,000	486,521
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	417,470
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	34,224	31,903
Series 2018-1A, Class B, 4.036% 4/20/35	109,822	107,860
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	502,233	477,102
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
6.045% FRN 11/25/35 (a)	90,720	88,070
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	663,750	582,445
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	554,866	446,921
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
5.988% FRN 10/20/31 (a)	400,000	395,222
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
6.088% FRN 4/20/33 (a)	1,000,000	986,321
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	607,695
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
5.892% FRN 4/15/32 (a)	500,000	490,504
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	40,015	39,611
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	188,809	155,651
		25,496,122

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 5.4%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
6.345% FRN 7/25/58 (a)	$140,000	$128,236
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	767,550	675,009
Series 2017-A, Class B, 4.500% 11/26/46 (a)	276,779	246,827
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 6.045% FRN 12/26/47 (a)	252,556	246,941
Series 2017-A, Class A1, 1 mo. USD LIBOR + 1.650% 6.495% FRN 11/26/46 (a)	183,574	183,110
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
5.320% FRN 1/15/37	98,535	82,935
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	16,411	14,492
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	16,112
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,746
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	36,089
DRB Prime Student Loan Trust, Series 2017-B, Class CFX
3.610% 8/25/42 (a)	172,101	165,089
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	49,231	45,578
Higher Education Funding I, Series 2004-1, Class B1,
4.161% FRN 1/01/44 (a) (d)	950,000	854,589
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	256,646	246,030
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	1,753,551
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
6.595% FRN 12/26/40 (a)	795	795
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%
6.345% FRN 6/25/54 (a)	130,000	119,448
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B,
5.320% FRN 10/25/42 (d)	200,000	191,632
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
5.064% FRN 2/15/45	201,999	178,019
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 5.018% FRN 1/27/42	592,792	525,245
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.028% FRN 10/25/40	310,956	290,318
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 5.108% FRN 1/25/44	325,245	297,685
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 5.118% FRN 1/25/41	266,601	238,837
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.128% FRN 1/25/55	110,387	100,760
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 5.434% FRN 11/15/35 (a)	229,804	222,964
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 5.784% FRN 9/15/34 (a)	58,361	57,717
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%
5.795% FRN 1/25/39 (a)	5,408	5,396
		6,931,150
Whole Loan Collateral Collateralized Mortgage Obligations — 7.4%
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (d)	82,554	75,325

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (d)	$314,000	$204,485
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.954% VRN 8/25/34 (d)	1,165	1,108
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (d)	67,637	63,686
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
5.500% FRN 8/25/49 (a)	312,640	290,886
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	500,000	318,086
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (d)	494,860	407,401
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (d)	143,715	130,916
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	571,982	447,643
Lakeview Trust, Series 2022-1, Class M3
4.585% 4/25/52 (a)	1,600,000	1,509,942
MFRA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (d)	390,878	323,674
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (d)	117,348	108,248
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
5.895% FRN 5/25/55 (a)	803,400	788,280
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (d)	694,188	572,489
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (d)	700,000	462,010
Onslow Bay Financial LLC
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (d)	812,473	619,092
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (d)	333,000	204,171
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (d)	144,152	126,357
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
7.695% FRN 2/25/25 (a)	250,000	249,776
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (d)	190,570	175,854
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (d)	212,350	173,732
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (d)	532,984	506,291
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	591,696	502,077
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (d)	203,448	163,283
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (d)	276,524	265,732
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	265,000	230,305
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	548,000	472,383
		9,393,232

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,108,647)		52,777,520

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 1.7%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% 5/01/34	2,171	2,210

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	$35	$35
Pool #491089 7.000% 12/15/28	563	568
Pool #500928 7.000% 5/15/29	437	454
Pool #510083 7.000% 7/15/29	39	41
Pool #493723 7.000% 8/15/29	330	344
Pool #581417 7.000% 7/15/32	618	639
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 2.750% FRN 11/20/25	162	158
Pool #080136 1 year CMT + 1.500% 2.750% FRN 11/20/27	55	53
		4,502
Whole Loans — 1.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, 30 day SOFR + 1.500% 6.060% FRN 10/25/41 (a)	1,046,000	996,336
Series 2021-DNA2, Class M2, 30 day SOFR + 2.300% 6.860% FRN 8/25/33 (a)	1,121,000	1,104,997
		2,101,333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,171,112)		2,105,835

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Note
1.750% 12/31/24	700,000	671,228

TOTAL U.S. TREASURY OBLIGATIONS (Cost $711,922)		671,228

TOTAL BONDS & NOTES (Cost $127,574,157)		117,125,489

	Number of Shares
MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,590,103	1,590,103

TOTAL MUTUAL FUNDS (Cost $1,590,103)		1,590,103

TOTAL LONG-TERM INVESTMENTS (Cost $129,164,260)		118,715,592

	Principal Amount
SHORT-TERM INVESTMENTS — 7.1%
Commercial Paper — 4.7%
Amcor Finance USA, Inc.
5.933% 4/24/23 (a)	$1,000,000	996,365
BAT International Finance PLC
6.041% 5/22/23 (a)	2,000,000	1,984,371

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dollar General Corp.
5.549% 4/12/23 (a)	$1,000,000	$998,280
Tampa Electric Co.
5.091% 4/05/23 (a)	2,000,000	1,998,583
		5,977,599
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (g)	3,093,335	3,093,335

TOTAL SHORT-TERM INVESTMENTS (Cost $9,070,123)		9,070,934

TOTAL INVESTMENTS — 100.3% (Cost $138,234,383) (h)		127,786,526

Other Assets/(Liabilities) — (0.3)%		(412,982)

NET ASSETS — 100.0%		$127,373,544

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $88,103,005 or 69.17% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,557,319 or 1.22% of net assets. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $3,093,706. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $3,155,211.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Ultra 10 Year	6/21/23	18	$(2,118,114)	$(62,417)
U.S. Treasury Note 2 Year	6/30/23	224	(45,735,629)	(509,871)
U.S. Treasury Note 5 Year	6/30/23	211	(22,614,259)	(491,890)
				$(1,064,178)

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG Series 39†	1.000%	Quarterly	6/20/28	USD	10,000,000	$(112,810)	$(52,253)	$(60,557)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	4,000,000	$6,387	$—	$6,387
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	4,700,000	(4,038)	—	(4,038)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	1,000,000	(10,673)	—	(10,673)
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	950,000	(4,875)	—	(4,875)
							$(13,199)	$—	$(13,199)
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 1.7%
Iron & Steel — 0.8%
Commercial Metals Co.	18,228	$891,349
Mining — 0.9%
Kaiser Aluminum Corp.	13,951	1,041,163
		1,932,512
Communications — 1.8%
Internet — 1.8%
Ziff Davis, Inc. (a)	26,388	2,059,583
Consumer, Cyclical — 15.3%
Apparel — 1.5%
Capri Holdings Ltd. (a)	19,309	907,523
Steven Madden Ltd.	22,083	794,988
		1,702,511
Auto Parts & Equipment — 3.7%
Allison Transmission Holdings, Inc.	28,091	1,270,837
Dorman Products, Inc. (a)	16,577	1,429,932
Visteon Corp. (a)	9,891	1,551,205
		4,251,974
Home Builders — 0.7%
KB Home	21,112	848,280
Home Furnishing — 0.6%
Tempur Sealy International, Inc.	18,458	728,907
Leisure Time — 0.6%
Topgolf Callaway Brands Corp. (a)	33,511	724,508
Lodging — 1.0%
Boyd Gaming Corp.	18,360	1,177,243
Retail — 7.2%
AutoNation, Inc. (a)	19,510	2,621,364
BJ's Wholesale Club Holdings, Inc. (a)	27,245	2,072,527
Foot Locker, Inc.	26,575	1,054,762
Murphy USA, Inc.	3,283	847,178

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Roadhouse, Inc.	16,519	$1,785,043
		8,380,874
		17,814,297
Consumer, Non-cyclical — 21.2%
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	1,721	920,873
Biotechnology — 3.7%
ADMA Biologics, Inc. (a)	189,872	628,476
Avid Bioservices, Inc. (a)	35,481	665,624
Guardant Health, Inc. (a)	26,493	620,996
Intra-Cellular Therapies, Inc. (a)	18,144	982,498
IVERIC bio, Inc. (a)	23,474	571,122
TransMedics Group, Inc. (a)	11,062	837,725
		4,306,441
Commercial Services — 3.0%
ABM Industries, Inc.	8,611	386,979
ASGN, Inc. (a)	18,003	1,488,308
Korn Ferry	31,222	1,615,426
		3,490,713
Food — 0.8%
Lancaster Colony Corp.	4,317	875,833
Health Care – Products — 3.2%
AtriCure, Inc. (a)	26,507	1,098,715
BioLife Solutions, Inc. (a)	27,400	595,950
Inspire Medical Systems, Inc. (a)	8,609	2,015,109
		3,709,774
Health Care – Services — 5.1%
Acadia Healthcare Co., Inc. (a)	29,302	2,117,069
Addus HomeCare Corp. (a)	12,354	1,318,913
Encompass Health Corp.	16,677	902,226
Tenet Healthcare Corp. (a)	26,767	1,590,495
		5,928,703
Pharmaceuticals — 4.6%
BellRing Brands, Inc. (a)	45,294	1,539,996
Collegium Pharmaceutical, Inc. (a)	35,167	843,656
Option Care Health, Inc. (a)	36,986	1,175,045
Prometheus Biosciences, Inc. (a)	7,888	846,540
Reata Pharmaceuticals, Inc. Class A (a)	10,930	993,756
		5,398,993
		24,631,330
Energy — 4.6%
Oil & Gas — 3.2%
Chesapeake Energy Corp. (b)	19,428	1,477,305
CNX Resources Corp. (a)	75,442	1,208,581

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Helmerich & Payne, Inc.	27,493	$982,874
		3,668,760
Oil & Gas Services — 0.9%
Nov, Inc.	58,178	1,076,875
Pipelines — 0.5%
Equitrans Midstream Corp.	97,523	563,683
		5,309,318
Financial — 16.9%
Banks — 3.8%
The Bank of NT Butterfield & Son Ltd.	20,075	542,025
Cathay General Bancorp	29,847	1,030,319
Columbia Banking System, Inc.	52,387	1,122,130
Heritage Financial Corp.	34,035	728,349
Webster Financial Corp.	23,639	931,849
		4,354,672
Diversified Financial Services — 3.6%
Federated Hermes, Inc.	32,364	1,299,091
Focus Financial Partners, Inc. Class A (a)	18,908	980,758
Stifel Financial Corp.	33,016	1,950,915
		4,230,764
Insurance — 1.3%
Definity Financial Corp.	58,781	1,534,004
Real Estate Investment Trusts (REITS) — 5.3%
DiamondRock Hospitality Co.	175,724	1,428,636
Four Corners Property Trust, Inc.	73,537	1,975,204
National Storage Affiliates Trust	40,818	1,705,376
Outfront Media, Inc.	64,223	1,042,339
		6,151,555
Savings & Loans — 2.9%
Berkshire Hills Bancorp, Inc.	35,793	896,972
OceanFirst Financial Corp.	42,470	784,846
Pacific Premier Bancorp, Inc.	44,220	1,062,164
WSFS Financial Corp.	16,598	624,251
		3,368,233
		19,639,228
Industrial — 22.2%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	12,138	2,139,444
Building Materials — 1.5%
Summit Materials, Inc. Class A (a)	61,378	1,748,659
Electrical Components & Equipment — 1.0%
Belden, Inc.	13,634	1,183,022

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 3.7%
Atkore, Inc. (a)	15,426	$2,167,044
Itron, Inc. (a)	17,928	994,108
Vishay Intertechnology, Inc.	49,936	1,129,552
		4,290,704
Engineering & Construction — 1.7%
TopBuild Corp. (a)	9,341	1,944,236
Environmental Controls — 2.6%
Casella Waste Systems, Inc. Class A (a)	16,679	1,378,686
Evoqua Water Technologies Corp. (a)	33,935	1,687,248
		3,065,934
Hand & Machine Tools — 1.2%
Regal Rexnord Corp.	10,039	1,412,789
Machinery – Construction & Mining — 0.9%
BWX Technologies, Inc.	16,524	1,041,673
Machinery – Diversified — 1.8%
Esab Corp.	14,220	839,975
Zurn Elkay Water Solutions Corp.	56,413	1,204,982
		2,044,957
Metal Fabricate & Hardware — 1.4%
Valmont Industries, Inc.	5,149	1,643,973
Miscellaneous - Manufacturing — 1.5%
EnPro Industries, Inc.	16,242	1,687,381
Packaging & Containers — 1.2%
Silgan Holdings, Inc.	26,804	1,438,571
Transportation — 1.9%
CryoPort, Inc. (a) (b)	29,114	698,736
Hub Group, Inc. Class A (a)	18,011	1,511,843
		2,210,579
		25,851,922
Technology — 13.3%
Computers — 3.7%
CACI International, Inc. Class A (a)	5,756	1,705,388
Endava PLC Sponsored ADR (a)	7,600	510,568
KBR, Inc.	37,543	2,066,742
		4,282,698
Semiconductors — 3.8%
Allegro MicroSystems, Inc. (a)	29,678	1,424,247
Ambarella, Inc. (a)	11,683	904,498
MACOM Technology Solutions Holdings, Inc. (a)	16,634	1,178,353
MKS Instruments, Inc.	10,675	946,018
		4,453,116

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 5.8%
Consensus Cloud Solutions, Inc. (a)	13,483	$459,636
Envestnet, Inc. (a)	17,932	1,052,070
Gitlab, Inc. Class A (a)	26,548	910,331
HashiCorp, Inc. Class A (a)	19,465	570,130
Paycor HCM, Inc. (a) (b)	62,900	1,668,108
Progress Software Corp.	18,295	1,051,048
Sprout Social, Inc. Class A (a)	16,523	1,005,920
		6,717,243
		15,453,057
Utilities — 2.4%
Gas — 2.4%
National Fuel Gas Co.	27,199	1,570,470
Northwest Natural Holding Co.	26,944	1,281,457
		2,851,927
		2,851,927

TOTAL COMMON STOCK (Cost $81,237,160)		115,543,174

TOTAL EQUITIES (Cost $81,237,160)		115,543,174

TOTAL LONG-TERM INVESTMENTS (Cost $81,237,160)		115,543,174

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$1,074,067	1,074,067

TOTAL SHORT-TERM INVESTMENTS (Cost $1,074,067)		1,074,067

TOTAL INVESTMENTS — 100.3% (Cost $82,311,227) (d)		116,617,241

Other Assets/(Liabilities) — (0.3)%		(401,949)

NET ASSETS — 100.0%		$116,215,292

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,529,354 or 1.32% of net assets. The Fund received $1,560,999 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $1,074,196. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,095,642.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.5%
Australia — 0.8%
Glencore PLC	68,510	$394,077
Brazil — 4.9%
Ambev SA	354,012	1,000,896
B3 SA - Brasil Bolsa Balcao	93,300	190,523
Lojas Renner SA	28,736	93,945
NU Holdings Ltd/Cayman Islands Class A (a)	107,353	511,000
Vale SA Sponsored ADR	29,175	460,381
WEG SA	28,884	231,086
		2,487,831
Chile — 0.6%
Antofagasta PLC	3,160	61,834
Banco Santander Chile	5,712,831	253,340
		315,174
China — 28.0%
BeiGene Ltd. ADR (a)	2,321	500,245
Brii Biosciences Ltd. (a)	1,500	829
H World Group Ltd. (a)	4,200	20,526
H World Group Ltd. ADR (a)	51,119	2,503,809
Meituan Class B (a) (b) (g)	23,731	431,039
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	14,500	13,817
NetEase, Inc. ADR	19,525	1,726,791
New Horizon Health Ltd. (a) (b)	28,000	97,568
Silergy Corp.	12,000	192,666
Tencent Holdings Ltd.	36,309	1,774,179
Wuxi Biologics Cayman, Inc. (a) (b)	73,000	451,524
Yum China Holdings, Inc.	59,971	3,801,562
Zai Lab Ltd. ADR (a)	8,901	296,047
ZTO Express Cayman, Inc.	5,337	152,964
ZTO Express Cayman, Inc. ADR	79,276	2,272,050
		14,235,616
France — 6.5%
L'Oreal SA	241	107,824
Pernod Ricard SA	11,784	2,670,016
TotalEnergies SE	8,566	505,418
		3,283,258
Hong Kong — 1.5%
AIA Group Ltd.	55,800	586,312
Hongkong Land Holdings Ltd.	36,000	158,544
		744,856

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
India — 18.8%
Havells India Ltd.	13,273	$192,563
Housing Development Finance Corp. Ltd.	112,168	3,586,577
Infosys Ltd.	13,862	241,665
Kotak Mahindra Bank Ltd.	120,498	2,543,563
Oberoi Realty Ltd.	35,554	364,902
Tata Consultancy Services Ltd.	60,988	2,387,228
Zee Entertainment Enterprises Ltd.	92,735	240,002
		9,556,500
Indonesia — 0.8%
Bank Central Asia Tbk PT	663,800	387,858
Italy — 2.0%
PRADA SpA	142,700	1,016,328
Japan — 0.5%
Daiichi Sankyo Co. Ltd.	7,700	281,024
Mexico — 10.6%
America Movil SAB de CV ADR	45,321	954,007
Fomento Economico Mexicano SAB de CV	76,602	729,249
Grupo Mexico SAB de CV Series B	541,650	2,562,167
Wal-Mart de Mexico SAB de CV	290,330	1,160,031
		5,405,454
Peru — 0.9%
Credicorp Ltd.	3,375	446,816
Philippines — 1.3%
SM Investments Corp.	41,335	677,020
Republic of Korea — 7.3%
LG Chem Ltd.	3,096	1,709,665
LG H&H Co. Ltd.	316	146,301
Samsung Biologics Co. Ltd. (a) (b)	1,500	911,992
Samsung Electronics Co. Ltd.	19,194	951,798
		3,719,756
Russia — 0.0%
Novatek PJSC (a) (c) (d)	9,727	—
Polyus PJSC GDR (a) (c) (d)	1,566	—
Polyus PJSC GDR (a) (c) (d)	40	—
Sberbank of Russia PJSC (a) (c) (d)	7,525	—
Yandex N.V. Class A (a) (c) (d)	131	—
		—
South Africa — 0.5%
FirstRand Ltd. (e)	80,342	272,812
Switzerland — 3.6%
Cie Financiere Richemont SA Registered Class A	11,332	1,816,530
Taiwan — 7.6%
MediaTek, Inc.	10,000	261,035

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	204,000	$3,614,038
		3,875,073
United Kingdom — 0.3%
AstraZeneca PLC Sponsored ADR	2,210	153,396

TOTAL COMMON STOCK (Cost $45,910,410)		49,069,379

PREFERRED STOCK — 0.4%
Brazil — 0.4%
Banco Bradesco SA 4.052%
	75,745	196,818

TOTAL PREFERRED STOCK (Cost $291,018)		196,818

TOTAL EQUITIES (Cost $46,201,428)		49,266,197

WARRANTS — 0.1%
Switzerland — 0.1%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	22,580	28,381

TOTAL WARRANTS (Cost $0)		28,381

TOTAL LONG-TERM INVESTMENTS (Cost $46,201,428)		49,294,578

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (f)	$1,491,407	1,491,407

TOTAL SHORT-TERM INVESTMENTS (Cost $1,491,407)		1,491,407

TOTAL INVESTMENTS — 99.9% (Cost $47,692,835) (h)		50,785,985

Other Assets/(Liabilities) — 0.1%		36,589

NET ASSETS — 100.0%		$50,822,574

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,905,940 or 3.75% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $222,732 or 0.44% of net assets. The Fund received $234,590 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Maturity value of $1,491,586. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $1,521,326.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of 13 series, including the following 12 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML iShares® 60/40 Allocation Fund (“iShares 60/40 Allocation Fund”)

MML iShares® 80/20 Allocation Fund (“iShares 80/20 Allocation Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds' subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Blend Fund, iShares 60/40 Allocation Fund, iShares 80/20 Allocation Fund, and Small Cap Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2023. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2023, for the remaining Funds' investments:

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$8,279,391	$—	$8,279,391
Corporate Debt	—	98,575,095	—	98,575,095
Non-U.S. Government Agency Obligations	—	29,081,889	—	29,081,889
Sovereign Debt Obligations	—	16,861,602	—	16,861,602
U.S. Government Agency Obligations and Instrumentalities	—	78,539,378	—	78,539,378
U.S. Treasury Obligations	—	3,009,764	—	3,009,764
Mutual Funds	2,107,468	—	—	2,107,468
Purchased Options	225,235	—	—	225,235
Short-Term Investments	—	24,640,536	—	24,640,536
Total Investments	$2,332,703	$258,987,655	$—	$261,320,358
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(2,268)	$—	$(2,268)
Asset Derivatives
Forward Contracts	$—	$124,190	$—	$124,190
Futures Contracts	2,295,362	—	—	2,295,362
Swap Agreements	—	5,693,252	—	5,693,252
Total	$2,295,362	$5,817,442	$—	$8,112,804
Liability Derivatives
Forward Contracts	$—	$(538,316)	$—	$(538,316)
Futures Contracts	(1,068,027)	—	—	(1,068,027)
Swap Agreements	—	(34,009)	—	(34,009)
Written Options	(346,350)	—	—	(346,350)
Total	$(1,414,377)	$(572,325)	$—	$(1,986,702)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$768,935,404	$1,566,890	*	$—	$770,502,294
Mutual Funds	10,170,968	—		—	10,170,968
Short-Term Investments	2,498	4,752,386		—	4,754,884
Total Investments	$779,108,870	$6,319,276		$—	$785,428,146

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Rotation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$48,643,647	$—	$4,915	$48,648,562
Mutual Funds	27,928	—	—	27,928
Total Investments	$48,671,575	$—	$4,915	$48,676,490

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$1,243,616	$—	$1,243,616
Corporate Debt	—	50,070,898	—	50,070,898
Mutual Funds	2,865,458	—	—	2,865,458
Short-Term Investments	—	2,647,764	—	2,647,764
Total Investments	$2,865,458	$53,962,278	$—	$56,827,736

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$105,907,567	$—	$105,907,567
U.S. Government Agency Obligations and Instrumentalities	—	22,084,412	—	22,084,412
U.S. Treasury Obligations	—	52,362,297	—	52,362,297
Short-Term Investments	—	25,452,458	—	25,452,458
Total Investments	$—	$205,806,734	$—	$205,806,734
Asset Derivatives
Swap Agreements	$—	$3,905,569	$—	$3,905,569
Liability Derivatives
Futures Contracts	$(630,883)	$—	$—	$(630,883)
Swap Agreements	—	(457,915)	—	(457,915)
Total	$(630,883)	$(457,915)	$—	$(1,088,798)

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$283,422,163	$—	$283,422,163
Municipal Obligations	—	2,102,289	—	2,102,289
Non-U.S. Government Agency Obligations	—	207,632,998	—	207,632,998
Sovereign Debt Obligations	—	3,156,515	—	3,156,515
U.S. Government Agency Obligations and Instrumentalities	—	226,982,277	—	226,982,277
U.S. Treasury Obligations	—	13,846,134	—	13,846,134
Mutual Funds	3,699,238	—	—	3,699,238
Short-Term Investments	—	123,955,345	—	123,955,345
Total Investments	$3,699,238	$861,097,721	$—	$864,796,959
Asset Derivatives
Futures Contracts	$2,599,569	$—	$—	$2,599,569
Swap Agreements	—	79,843	—	79,843
Total	$2,599,569	$79,843	$—	$2,679,412
Liability Derivatives
Futures Contracts	$(625,109)	$—	$—	$(625,109)
Swap Agreements	—	(1,457,934)	—	(1,457,934)
Total	$(625,109)	$(1,457,934)	$—	$(2,083,043)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$61,570,906	$—	$61,570,906
Non-U.S. Government Agency Obligations	—	52,777,520	—	52,777,520
U.S. Government Agency Obligations and Instrumentalities	—	2,105,835	—	2,105,835
U.S. Treasury Obligations	—	671,228	—	671,228
Mutual Funds	1,590,103	—	—	1,590,103
Short-Term Investments	—	9,070,934	—	9,070,934
Total Investments	$1,590,103	$126,196,423	$—	$127,786,526
Asset Derivatives
Swap Agreements	$—	$6,387	$—	$6,387
Liability Derivatives
Futures Contracts	$(1,064,178)	$—	$—	$(1,064,178)
Swap Agreements	—	(132,396)	—	(132,396)
Total	$(1,064,178)	$(132,396)	$—	$(1,196,574)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$—	$394,077	$—		$394,077
Brazil	2,487,831	—	—		2,487,831
Chile	253,340	61,834	—		315,174
China	11,100,504	3,135,112	—		14,235,616
France	—	3,283,258	—		3,283,258
Hong Kong	—	744,856	—		744,856
India	—	9,556,500	—		9,556,500
Indonesia	—	387,858	—		387,858
Italy	—	1,016,328	—		1,016,328
Japan	—	281,024	—		281,024
Mexico	5,405,454	—	—		5,405,454
Peru	446,816	—	—		446,816
Philippines	—	677,020	—		677,020
Republic of Korea	—	3,719,756	—		3,719,756
Russia	—	—	—	+	—
South Africa	—	272,812	—		272,812
Switzerland	—	1,816,530	—		1,816,530
Taiwan	—	3,875,073	—		3,875,073
United Kingdom	153,396	—	—		153,396
Preferred Stock*
Brazil	196,818	—	—		196,818
Warrants	28,381	—	—		28,381
Short-Term Investments	—	1,491,407	—		1,491,407
Total Investments	$20,072,540	$30,713,445	$—		$50,785,985

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2023.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's (“SEC”) EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan, and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At March 31, 2023, the aggregate cost of investments and the unrealized appreciation/(depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Blend Fund	$661,459,116	$42,790,598	$(42,267,538)	$523,060
Dynamic Bond Fund	280,985,791	1,726,739	(21,392,172)	(19,665,433)
Equity Fund	671,958,685	132,230,697	(18,761,236)	113,469,461
Equity Rotation Fund	48,064,328	1,303,282	(691,120)	612,162
High Yield Fund	63,003,786	463,076	(6,639,126)	(6,176,050)
Inflation-Protected and Income Fund	213,948,457	1,201,797	(9,343,520)	(8,141,723)
iShares 60/40 Allocation Fund	31,653,861	–	(2,189,456)	(2,189,456)
iShares 80/20 Allocation Fund	47,845,827	–	(2,271,315)	(2,271,315)
Managed Bond Fund	943,769,397	4,505,053	(83,477,491)	(78,972,438)
Short-Duration Bond Fund	138,234,383	842,691	(11,290,548)	(10,447,857)
Small Cap Equity Fund	82,311,227	37,579,200	(3,273,186)	34,306,014
Strategic Emerging Markets Fund	47,692,835	6,138,343	(3,045,193)	3,093,150

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.